Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

July 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--11.0%
		Banking--11.0%
$35,000,000		Abbey National Bank PLC, London, 2.000%, 10/15/2002	$35,000,000
75,300,000		BNP Paribas, 1.830% - 2.220%, 10/17/2002 - 2/18/2003	75,301,099
25,000,000		Bank of New York, 2.065% - 2.070%, 7/1/2003	24,994,095
50,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.950%, 8/15/2002	50,000,000
25,000,000		Citibank N.A., New York, 1.815%, 9/4/2002	25,000,000
10,000,000		Comerica Bank, 2.530%, 3/7/2003	10,000,590
16,000,000		Credit Suisse First Boston, 1.810% - 1.820%, 2/3/2003	16,000,000
10,000,000		Danske Bank A/S, 2.100%, 6/30/2003	9,992,761
65,000,000		Svenska Handelsbanken, Stockholm, 2.230% - 2.280%, 6/23/2003 - 6/30/2003	65,014,895
25,000,000		Toronto Dominion Bank, 1.920%, 8/7/2002	25,000,000
10,000,000		UBS AG, 1.850%, 8/29/2002	10,000,380
25,000,000		Westdeutsche Landesbank Girozentrale, 1.950%, 8/15/2002	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	371,303,820

		COLLATERALIZED LOAN AGREEMENTS--8.1%
		Banking--7.4%
100,000,000		CDC Financial Products, Inc., 1.862%, 8/1/2002	100,000,000
150,000,000		Greenwich Capital Markets, Inc., 1.880%, 8/1/2002	150,000,000

		TOTAL	250,000,000

		Brokerage--0.7%
25,000,000		Goldman Sachs & Co., 1.852%, 8/1/2002	25,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	275,000,000

Principal Amount			Value
		COMMERCIAL PAPER--29.2%[1]
		Banking--6.7%
$10,000,000		Barclays US Funding Corp. (Barclays Bank PLC GTD), 1.830%, 8/15/2002	$9,992,883
15,566,000		Fountain Square Commercial Funding Corp., 1.770% - 1.780%, 8/21/2002 - 10/25/2002	15,521,760
20,000,000		ING (U.S.) Funding LLC (ING Bank N.V. GTD), 1.980%, 3/26/2003	19,739,300
50,000,000		J.P. Morgan Chase & Co., 1.900%, 8/6/2002	49,986,806
30,027,000		Long Lane Master Trust IV (Fleet National Bank Swap Agreement), 1.860%, 8/20/2002	29,997,524
15,235,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A) (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.850%, 8/27/2002	15,235,000
87,032,000		Stellar Funding Group Inc., 1.770% - 2.210%, 8/1/2002 - 10/29/2002	86,851,233

		TOTAL	227,324,506

		Finance - Automotive--3.4%
56,000,000		FCAR Auto Loan Trust (Series A1+/P1), 1.810% - 1.920%, 8/6/2002 - 1/15/2003	55,781,824
60,000,000		FCAR Auto Loan Trust (Series A1/P1), 1.900% - 1.940%, 8/8/2002 - 8/19/2002	59,956,814

		TOTAL	115,738,638

		Finance - Commercial--7.1%
50,000,000		Edison Asset Securitization LLC, 1.930%, 8/9/2002	49,978,556
50,000,000		Falcon Asset Securitization Corp., 1.780%, 8/22/2002	49,948,083
67,000,000		General Electric Capital Corp., 1.930% - 2.120%, 8/21/2002 - 10/25/2002	66,762,961
14,000,000		General Electric Capital Services, Inc., 1.890%, 8/20/2002	13,986,035
60,253,000		Receivables Capital Corp., 1.770%, 10/21/2002	60,013,042

		TOTAL	240,688,677

		Finance - Retail--5.1%
30,000,000		Mortgage Interest Networking Trust A1+/P1, 1.820%, 8/12/2002	29,983,317
143,000,000		Wells Fargo Financial, Inc., 1.890% - 1.920%, 8/5/2002 - 10/28/2002	142,885,846

		TOTAL	172,869,163

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--3.3%
$15,000,000		Beta Finance, Inc. (Beta Finance Corp. GTD), 1.970%, 8/28/2002	$14,977,838
12,000,000		Galaxy Funding Inc., 1.940%, 8/13/2002	11,992,240
50,235,000		Ivory Funding Corp., 1.820% - 1.840%, 8/12/2002 - 9/12/2002	50,148,415
7,000,000		K2 (USA) LLC (K2 Corp. GTD), 1.920%, 8/9/2002	6,997,013
28,000,000		Sigma Finance, Inc. (Sigma Finance Corp. GTD), 1.950%, 8/15/2002	27,978,767

		TOTAL	112,094,273

		Insurance--3.6%
97,000,000		Aspen Funding Corp. (MBIA INS), 1.950%, 8/16/2002	96,921,188
25,000,000		Paradigm Funding LLC, 1.800%, 8/9/2002	24,990,000

		TOTAL	121,911,188

		TOTAL COMMERCIAL PAPER	990,626,445

		SHORT-TERM NOTES--12.1%
		Banking--1.2%
15,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	15,000,000
25,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	24,997,755

		TOTAL	39,997,755

		Brokerage--4.1%
90,000,000		Goldman Sachs Group, Inc., 1.962%, 8/1/2002	90,000,000
35,000,000		Merrill Lynch & Co., Inc., 1.889%, 8/11/2003	35,000,000
13,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	13,000,000

		TOTAL	138,000,000

		Finance - Automotive--1.4%
4,064,988		Ford Credit Auto Owner Trust 2002-B, Class A1, 2.010%, 12/16/2002	4,064,988
12,127,436		Ford Credit Auto Owner Trust 2002-C, Class A1, 1.860%, 3/17/2003	12,127,436
13,937,778		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	13,937,778
17,859,296		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	17,859,296

		TOTAL	47,989,498

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Securities--4.4%
$66,000,000		Beta Finance, Inc. (Beta Finance Corp. GTD), 2.400% - 2.830%, 9/30/2002 - 3/7/2003	$65,988,843
20,000,000		K2 (USA) LLC (K2 Corp. GTD), 2.080% - 2.380%, 12/2/2002 -- 1/28/2003	19,996,004
65,000,000		Sigma Finance, Inc. (Sigma Finance Corp. GTD), 2.900% - 3.650%, 9/10/2002 - 9/24/2002	65,000,000

		TOTAL	150,984,847

		Insurance--0.3%
9,307,143		Americredit Automobile Receivables Trust 2002-A, Class A1, (FSA INS), 1.920%, 3/12/2003	9,307,143

		Telecommunications--0.7%
25,000,000		BellSouth Corp., 4.105%, 4/26/2003	25,235,153

		TOTAL SHORT-TERM NOTES	411,514,396

		LOAN PARTICIPATION--0.7%
		Chemicals--0.7%
25,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.930%, 12/27/2002	25,000,000

		NOTES - VARIABLE--31.9%[2]
		Banking--10.2%
5,440,000		AGE, Inc. (Series 2000) (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	5,440,000
3,360,000		Abbott Foods, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,360,000
6,000,000		Acton Assisted Living LLC (Series 2000) (Federal Home Loan Bank of Pittsburgh LOC), 1.860%, 8/1/2002	6,000,000
4,640,000		C. J. Krehbiel Co. (Series 2000) (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	4,640,000
6,815,000		CNOS Building LLC (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	6,815,000
6,644,000		Capital One Funding Corp. (Series 1999-B) (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	6,644,000
3,900,000		David Lipscomb University (Series 1999) (SunTrust Bank LOC), 1.900%, 8/7/2002	3,900,000
8,845,000		E & J Investments LLC, Bradner Village Health Care (Series 1999) (Lasalle Bank, N.A. LOC), 1.920%, 8/1/2002	8,845,000
4,800,000		Economic Development Partnership of Alabama, Inc. (Series 1998) (Amsouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	4,800,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
$8,280,000		Elsinore Properties, LP (Series 1998) (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	$8,280,000
9,300,000		Erwin Marine Sales, Inc. (Series 2000) (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	9,300,000
2,910,000		Gainesville and Hall County, GA Development Authority, Woozer Project (Series 2000) (SunTrust Bank LOC), 1.900%, 8/7/2002	2,910,000
6,700,000		Grand Chute, WI (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	6,700,000
3,000,000		HYCO Alabama LLC (Series 2000) (Regions Bank, Alabama LOC), 1.870%, 8/1/2002	3,000,000
8,300,000		Infirmary Health Systems, Inc. (Regions Bank, Alabama LOC), 1.870%, 8/1/2002	8,300,000
2,360,000		Joe A. Waggoner (Series 2000) (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,360,000
4,905,000		K & K Management Co. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	4,905,000
5,600,000		K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc. (Series 1998) (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	5,600,000
6,220,000		Kent Capital LLC (Series 1999) (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	6,220,000
3,555,000		L.B. Industries Inc. (Series 2000) (Firstar Bank, N.A. LOC), 2.000%, 8/8/2002	3,555,000
3,385,000		Lincoln Park (Bank One, N.A. (Chicago) LOC), 1.910%, 8/1/2002	3,385,000
60,000,000		Liquid Asset Backed Securities Trust (Series 1996-3) (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.858%, 8/15/2002	60,000,000
5,000,000		Los Angeles, CA, MERLOTS (Series 2000A) (H&H Theatre), (Wachovia Bank N.A. LOC), 1.920%, 8/7/2002	5,000,000
4,000,000		MBE Investment Co. LLC, EH Investment Company (Series 2000A) (Standard Federal Bank, N.A. LOC), 1.950%, 8/1/2002	4,000,000
25,000,000	[5]	MONET Trust (Series 2000-1) (Dresdner Bank AG, Frankfurt Swap Agreement), 1.940%, 9/27/2002	25,000,000
1,570,000		Manatee County, FL, CFI Manufacturing, Inc. Project (Series 1998B) (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,570,000
14,000,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1999) (Bank One, Louisiana LOC), 1.820%, 8/1/2002	14,000,000
4,015,000		Oceana County Freezer Storage, Inc. (Series 1999) (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	4,015,000
12,080,000		Racetrac Capital LLC (Series 2000) (Regions Bank, Alabama LOC), 1.870%, 8/1/2002	12,080,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
$6,240,000		Rollins College (Series 1998) (SunTrust Bank LOC), 1.900%, 8/7/2002	$6,240,000
10,000,000		SMM Trust (Series 2001-M) (Morgan Guarantee Trust Co.), 1.890%, 9/13/2002	10,000,000
5,921,000		Sandridge Food Corp. (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	5,921,000
5,000,000		Seven Hills School (Series 2000) (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	5,000,000
5,500,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project (Series 1999) (SunTrust Bank LOC), 1.900%, 8/7/2002	5,500,000
3,880,000		Swiger Coil Systems, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,880,000
15,000,000	[5]	URI Trust (Series 2000-1) (UBS AG Swap Agreement), 1.929%, 9/18/2002	15,000,000
35,000,000		Wells Fargo & Co., 1.838%, 8/14/2002	35,000,000
10,000,000		West Memphis IDRB, S-B Power Tool Project (Series 2000A) (Chase Manhattan Bank, New York LOC), 1.870%, 8/1/2002	10,000,000
9,300,000		White Hydraulics, Inc. (Series 1999) (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	9,300,000

		TOTAL	346,465,000

		Brokerage--1.2%
40,000,000		Goldman Sachs Group, Inc., 1.860%, 8/22/2002	40,000,000

		Chemicals--0.1%
5,000,000		Bayer Corp. (Bayer AG SA), 4.450%, 3/19/2003	5,046,378

		Consumer Products--0.8%
27,000,000		Diaeglo Capital PLC (Diageo PLC GTD), 1.870%, 9/12/2002	27,000,000

		Electrical Equipment--0.6%
20,181,046		Northwest Airlines, Inc. (General Electric Co. GTD), 2.000%, 8/5/2002	20,181,046

		Finance - Commercial--3.8%
95,000,000		Compass Securitization LLC, 1.793% - 1.798%, 8/5/2002 - 8/14/2002	94,997,344
35,000,000		General Electric Capital Corp., 1.840% - 1.870%, 8/9/2002 - 8/22/2002	35,001,329

		TOTAL	129,998,673

		Finance - Securities--3.2%
25,000,000		K2 (USA) LLC (K2 Corp. GTD), 1.818%, 8/15/2002	24,999,808
85,000,000		Sigma Finance, Inc. (Sigma Finance Corp. GTD), 1.830% - 1.971%, 8/9/2002 - 8/20/2002	84,998,327

		TOTAL	109,998,135

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Government Agency--0.5%
$1,080,000		Alabama HFA, Turtle Lake Project (Series 2000-B) (FNMA LOC), 1.820%, 8/1/2002	$1,080,000
7,000,000		Direct One Funding Corp. (FNMA INS), 1.890%, 8/1/2002	7,000,000
10,000,000		Federal National Mortgage Association, 2.300%, 7/30/2003	10,000,000

		TOTAL	18,080,000

		Insurance--8.7%
25,000,000		Allstate Life Insurance Co., 2.108%, 9/1/2002	25,000,000
35,000,000		GE Capital Assurance Co., 2.020%, 8/9/2002	35,000,000
12,000,000		GE Life and Annuity Assurance Co., 1.997%, 9/2/2002	12,000,000
30,000,000		Jackson National Life Insurance Co., 1.990%, 10/1/2002	30,000,000
53,000,000		Monumental Life Insurance Co., 2.010% - 2.040%, 8/1/2002 -- 8/28/2002	53,000,000
35,000,000		New York Life Insurance Co., 1.997%, 9/2/2002	35,000,000
75,000,000		Paradigm Funding LLC, 1.808%, 8/2/2002	75,000,000
10,000,000		Security Life of Denver Insurance Co., 1.951%, 10/24/2002	10,000,000
20,000,000		Travelers Insurance Co., 1.960%, 9/28/2002	20,000,000

		TOTAL	295,000,000

		Telecommunications--2.8%
50,000,000		BellSouth Telecommunications, Inc., 1.907%, 9/3/2002	50,000,000
42,000,000		Verizon Global Funding, 1.817% - 1.870%, 8/8/2002 - 8/18/2002	41,993,072

		TOTAL	91,993,072

		TOTAL NOTES -- VARIABLE	1,083,762,304

		TIME DEPOSIT--4.6%[1]
		Banking--4.6%
100,000,000		Societe Generale, Paris, 1.812%, 8/1/2002	100,000,000
55,000,000		Toronto Dominion Bank, 1.812%, 8/1/2002	55,000,000

		TOTAL TIME DEPOSITS	155,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--2.6%[3]
$20,000,000		J.P. Morgan Securities, Inc., 1.660%, dated 7/31/2002, due 8/1/2002	$20,000,000
25,000,000		Salomon Smith Barney Inc., 1.850%, dated 7/31/2002, due 8/1/2002	25,000,000
25,000,000		State Street Corp., 1.790%, dated 7/31/2002, due 8/1/2002	25,000,000
17,543,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	17,543,000

		TOTAL REPURCHASE AGREEMENTS	87,543,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$3,399,749,965

1 Each issue shows the rate of discount at the time of purchase.

2 Variable rate securities with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

5 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, these securities amounted to $40,000,000 which represents 1.2% of net assets.

Note: The categories of investments are shown as a percentage of net assets ($3,391,695,221) at July 31, 2002.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2002

Assets:
Total investments in securities, at amortized cost and value		$3,399,749,965
Income receivable		8,683,900
Receivable for shares sold		2,314,454

TOTAL ASSETS		3,410,748,319

Liabilities:
Payable for investments purchased	$16,000,000
Payable for shares redeemed	824,750
Payable to bank	379,055
Income distribution payable	1,016,716
Accrued expenses	832,577

TOTAL LIABILITIES		19,053,098

Net assets for 3,391,695,221 shares outstanding		$3,391,695,221

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,259,955,935 ÷ 2,259,955,935 shares outstanding		$1.00

Cash II Shares:
$1,131,739,286 ÷ 1,131,739,286 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2002

Investment Income:
Interest			$115,038,692

Expenses:
Investment adviser fee		$22,077,151
Administrative personnel and services fee		3,321,590
Custodian fees		244,675
Transfer and dividend disbursing agent fees and expenses		2,496,620
Directors'/Trustees' fees		31,091
Auditing fees		12,426
Legal fees		11,022
Portfolio accounting fees		175,093
Distribution services fee--Cash II Shares		5,006,820
Shareholder services fee--Institutional Service Shares		6,031,755
Shareholder services fee--Cash II Shares		5,006,820
Share registration costs		106,635
Printing and postage		155,003
Insurance premiums		4,784
Miscellaneous		20,515

TOTAL EXPENSES		44,702,000

Waivers:
Waiver of investment adviser fee	$(10,853,818)
Waiver of transfer and dividend disbursing agent fees and expenses	(58,421)
Waiver of distribution services fee--Cash II Shares	(1,742,373)
Waiver of shareholder services fee--Institutional Service Shares	(168,889)

TOTAL WAIVERS		(12,823,501)

Net expenses			31,878,499

Net investment income			$83,160,193

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$83,160,193	$233,166,574

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(46,907,453)	(127,565,087)
Cash II Shares	(36,252,740)	(105,601,487)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(83,160,193)	(233,166,574)

Share Transactions:
Proceeds from sale of shares	16,405,879,999	23,181,284,270
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI Money Market Fund	--	15,239,805
Net asset value of shares issued to shareholders in payment of distributions declared	70,833,373	190,224,079
Cost of shares redeemed	(17,578,942,013)	(22,674,629,819)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,102,228,641)	712,118,335

Change in net assets	(1,102,228,641)	712,118,335

Net Assets:
Beginning of period	4,493,923,862	3,781,805,527

End of period	$3,391,695,221	$4,493,923,862

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.95%	5.38%	5.50%	4.76%	5.25%

Ratios to Average Net Assets:

Expenses	0.64%	0.60%	0.59%	0.59%	0.59%

Net investment income	1.94%	5.24%	5.40%	4.66%	5.13%

Expense waiver/reimbursement[3]	0.26%	0.30%	0.30%	0.32%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,259,956	$2,393,247	$2,330,894	$1,623,816	$1,734,061

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	1.00	$1.00

Total Return[2]	1.77%	5.20%	5.32%	4.58%	5.07%

Ratios to Average Net Assets:

Expenses	0.81%	0.77%	0.76%	0.76%	0.76%

Net investment income	1.81%	5.04%	5.32%	4.49%	4.94%

Expense waiver/reimbursement[3]	0.34%	0.38%	0.38%	0.40%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,131,739	$2,100,677	$1,450,912	$698,119	$703,755

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2002

ORGANIZATION

Money Market Obligation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers, Inc. ("IAI") Money Market Fund in a tax-free reorganization as follows:

Institutional Service Shares of the Fund Issued	IAI Money Market Fund Net Assets Received
15,239,805	$15,239,805

Net Assets of the Fund Prior to Combination	Net Assets of IAI Money Market Fund Immediately Prior to Combination	Net Assets of the Fund Immediately Alter Combination
$4,058,504,416	$15,239,805	$4,073,744,221

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at July 31, 2002, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000	$25,000,000

URI Trust, (Series 2000-1)	12/18/2000	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2002, capital paid-in aggregated $3,391,695,221.

Transactions in shares were as follows:

Year Ended July 31	2002	2001
Institutional Service Shares:
Shares sold	7,597,160,208	11,854,564,839
Shares issued in connection with the tax-free acquisition of assets from IAI Money Market Fund	--	15,239,805
Shares issued to shareholders in payment of distributions declared	35,684,387	92,454,412
Shares redeemed	(7,766,135,617)	(11,899,905,955)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(133,291,022)	62,353,101

Year Ended July 31	2002	2001
Cash II Shares:
Shares sold	8,808,719,791	11,326,719,431
Shares issued to shareholders inpayment of distributions declared	35,148,986	97,769,667
Shares redeemed	(9,812,806,396)	(10,774,723,864)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(968,937,619)	649,765,234

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,102,228,641)	712,118,335

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver of any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF AUTOMATED CASH MANAGEMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Cash Management Trust (the "Fund") (a portfolio of the Money Market Obligations Trust) as of July 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIMAN AND TRUSTEE Began serving: October, 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April, 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October, 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

25698 (9/02)

Federated Investors
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

July 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--14.5%
		Banking--14.5%
$50,000,000		ABN AMRO Bank NV, Amsterdam, 2.570%, 3/11/2003	$49,996,995
200,000,000		Abbey National Bank PLC, London, 2.210%, 2/18/2003	200,010,903
50,000,000		Abbey National Treasury Services, PLC, 2.200%, 7/10/2003	50,000,000
125,000,000		Bank of New York, 2.065% - 2.070%, 7/1/2003	124,971,837
325,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.840% - 1.950%, 8/15/2002 - 9/20/2002	325,000,000
200,000,000		Bayerische Landesbank Girozentrale, 1.935%, 8/16/2002	200,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.980%, 11/14/2002	100,000,000
430,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.810% - 1.920%, 8/5/2002 - 1/27/2003	430,000,000
100,000,000		Citibank NA, New York, 1.815%, 9/4/2002	100,000,000
220,000,000		Comerica Bank, 2.330% - 2.530%, 3/7/2003 - 6/20/2003	220,002,224
32,000,000		Credit Suisse First Boston, 1.820%, 2/3/2003	32,000,000
78,000,000		Danske Bank A/S, 1.790% - 2.220%, 12/16/2002 - 1/29/2003	78,000,000
150,000,000		Deutsche Bank AG, 1.940%, 8/12/2002	150,000,000
200,000,000		Landesbank Hessen-Thueringen, Frankfurt, 1.910%, 8/6/2002	199,999,722
94,000,000		Mellon Bank N.A., Pittsburgh, 1.930%, 8/9/2002 - 8/13/2002	94,000,000
70,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.150% - 2.500%, 9/26/2002 - 3/7/2003	70,000,000
50,000,000		Rabobank Nederland, Utrecht, 2.350%, 3/7/2003	49,951,507
100,000,000		Royal Bank of Canada, Montreal, 1.880%, 10/31/2002	100,000,000
293,000,000		Svenska Handelsbanken, Stockholm, 1.780% - 2.280%, 8/15/2002 - 6/30/2003	292,979,171
150,000,000		Toronto Dominion Bank, 1.800% - 1.920%, 8/7/2002 - 2/3/2003	150,000,000
60,000,000		U.S. Bank N.A., Cincinnati, 2.250%, 6/23/2003	59,984,070
625,000,000		UBS AG, 1.905% - 2.770%, 10/31/2002 - 5/16/2003	624,976,912
85,000,000		Westdeutsche Landesbank Girozentrale, 1.950%, 8/15/2002	85,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.380%, 9/11/2002	75,037,189

		TOTAL CERTIFICATES OF DEPOSIT	3,861,910,530

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--12.8%
		Banking--5.4%
$450,000,000		CDC Financial Products, Inc., 1.862% - 1.872%, 8/1/2002	$450,000,000
100,000,000		Credit Suisse First Boston Corp., 1.872%, 8/1/2002	100,000,000
550,000,000		Deutsche Bank Alex Brown, Inc., 1.862% - 1.872%, 8/1/2002	550,000,000
350,000,000		Greenwich Capital Markets, Inc., 1.880%, 8/1/2002	350,000,000

		TOTAL	1,450,000,000

		Brokerage--7.4%
165,000,000		Goldman Sachs & Co., 1.862% - 1.972%, 8/1/2002	165,000,000
800,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.852% - 1.860%, 8/1/2002	800,000,000
300,000,000		Morgan Stanley & Co., Inc., 1.892%, 8/1/2002	300,000,000
700,000,000		Salomon Smith Barney Inc., 1.860% - 1.952%, 8/1/2002	700,000,000

		TOTAL	1,965,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,415,000,000

		COMMERCIAL PAPER--23.2%[1]
		Banking--5.9%
85,000,000		Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC), 1.830, 8/15/2002	84,939,508
100,000,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.780%, 8/20/2002	99,906,056
50,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.790%, 8/26/2002	49,937,847
200,000,000		Citicorp, 1.770% - 1.780%, 8/20/2002 - 10/28/2002	199,473,389
147,909,000		Fountain Square Commercial Funding Corp., 1.770% - 1.850%, 8/7/2002 - 10/31/2002	147,772,795
505,000,000		ING (U.S.) Funding LLC, (Guaranteed by ING Bank N.V.), 1.900% - 1.970%, 8/6/2002 - 3/28/2003	504,185,153
96,579,000		Kitty Hawk Funding Corp., 1.780%, 8/20/2002	96,488,269
161,554,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.800% - 1.820%, 8/7/2002 - 10/17/2002	161,167,278
17,945,000		Los Angeles County, CA Metropolitan Transportation Authority, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.820% - 1.850%, 8/27/2002 - 9/5/2002	17,945,000
25,002,000		Old Slip Funding Corp., (Bank of New York Swap Agreement), 1.790%, 8/22/2002	24,975,894
142,392,000		Stellar Funding Group Inc., 1.790% - 1.990%, 8/5/2002 - 11/27/2002	142,104,813
12,055,000		Three Rivers Funding Corp., 1.790%, 10/21/2002	12,006,448
50,000,000		Variable Funding Capital Corp., 1.800%, 1/23/2003	49,562,500

		TOTAL	1,590,464,950

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Automotive--2.9%
$286,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.810% - 1.920%, 8/5/2002 - 1/15/2003	$285,229,923
215,000,000		FCAR Auto Loan Trust, (Series A1/P1), 1.870% - 1.940%, 8/8/2002 - 9/16/2002	214,845,119
288,000,000		New Center Asset Trust, (Series A1/P1), 1.830% - 1.990%, 8/8/2002 - 10/15/2002	287,684,500

		TOTAL	787,759,542

		Finance - Commercial--6.5%
301,993,000		Edison Asset Securitization LLC, 1.930 - 1.940%, 8/9/2002 - 8/13/2002	301,852,590
150,000,000		Eureka Securitization Inc., 1.770%, 10/31/2002	149,328,875
301,384,000		Falcon Asset Securitization Corp., 1.780% - 1.790%, 8/14/2002 - 8/22/2002	301,110,257
294,265,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.770% - 1.940%, 8/14/2002 - 1/21/2003	293,323,087
85,000,000		General Electric Capital Corp., 1.930%, 8/21/2002	84,908,861
45,000,000		General Electric Capital Services, 1.890%, 8/20/2002	44,955,113
394,000,000		Paradigm Funding LLC, 1.800%, 8/9/2002 - 8/23/2003	393,667,900
160,930,000		PREFCO-Preferred Receivables Funding Co., 1.900% - 1.970%, 8/6/2002 - 12/9/2002	160,215,665

		TOTAL	1,729,362,348

		Finance - Retail--1.5%
50,000,000		Amsterdam Funding Corp., 1.770%, 10/2/2002	49,847,583
79,440,000		Clipper Receivables Corp., 1.780% - 1.810%, 8/5/2002 - 8/12/2002	79,415,303
76,360,000		Mortgage Interest Networking Trust A1+/P1, 1.790% - 1.830%, 8/2/2002 - 8/7/2002	76,341,111
88,032,000		Sheffield Receivables Corp., 1.800%, 8/5/2002	88,014,394
104,000,000		Wells Fargo Financial, Inc., 1.918%, 8/7/2002	103,967,067

		TOTAL	397,585,458

		Finance - Securities--5.8%
10,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.970%, 11/14/2002	9,942,542
813,500,000		Galaxy Funding Inc., 1.770% - 1.960%, 8/6/2002 - 1/24/2003	811,029,301
348,214,000		Ivory Funding Corp., 1.780% - 1.820%, 8/15/2002 - 1/23/2003	347,200,154
33,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.820% - 2.130%, 10/10/2002 - 1/15/2003	32,742,894
355,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.930% - 2.10%, 8/20/2002 - 12/16/2002	353,632,818

		TOTAL	1,554,547,709

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Insurance--0.4%
$100,000,000		Aspen Funding Corp., (MBIA INS), 1.935%, 8/15/2002	$99,924,750

		Telecommunications--0.2%
50,000,000		Verizon Global Funding, 1.820%, 9/20/2002	49,873,611

		TOTAL COMMERCIAL PAPER	6,209,518,368

		GOVERNMENT AGENCIES--0.7%
		Government Agency--0.7%
100,000,000		Federal Home Loan Bank System, 2.540%, 4/4/2003	100,000,000
100,000,000		Federal National Mortgage Association, 2.300%, 7/30/2003	100,000,000

		TOTAL GOVERNMENT AGENCIES	200,000,000

		LOAN PARTICIPATION--0.2%
		Electrical Equipment--0.2%
39,300,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 1.858%, 5/19/2003	39,300,000

		SHORT-TERM NOTES--10.6%
		Banking--1.8%
41,000,000		Comerica Bank, 1.920%, 8/8/2002	41,000,868
150,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.790%, 8/2/2002	149,992,542
80,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	80,000,000
225,700,000		National City Bank, Ohio, 2.040% - 2.500%, 1/17/2003 - 3/10/2003	225,687,847

		TOTAL	496,681,257

		Brokerage--2.4%
575,000,000		Goldman Sachs Group, Inc., 1.962% - 2.050%, 8/1/2002 -- 10/28/2002	575,000,000
80,000,000		Merrill Lynch & Co., Inc, 2.450%, 3/24/2003	80,000,000

		TOTAL	655,000,000

		Finance - Automotive--1.2%
51,659,221		Ford Credit Auto Owner Trust 2002-B, Class A1, 2.010%, 12/16/2002	51,659,221
119,601,608		Ford Credit Auto Owner Trust 2002-C, Class A1, 1.860%, 3/17/2003	119,601,608
58,074,076		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	58,074,075
293,236		Household Automotive Trust 2001-3, Class A-1, 2.382%, 11/18/2002	293,236
13,688,350		MMCA Auto Owner Trust 2002-1, Class A1, 2.008%, 3/17/2003	13,688,350
15,934,907		Nissan Auto Receivables Owner Trust 2002-A, Class A1, 1.843%, 2/10/2003	15,934,907
59,759,953		Nissan Auto Receivables Owner Trust 2002-B, Class A1, 2.090%, 5/9/2003	59,759,953

		TOTAL	319,011,350

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Finance - Commercial--0.1%
$19,638,000		General Electric Capital Corp., 6.520% - 7.000%, 10/8/2002 -- 2/3/2003	$20,024,034

		Finance - Equipment--0.3%
40,838,065		CIT Equipment Collateral 2002-VT1, Class A1, 1.960%, 5/20/2003	40,838,065
36,337,829		CNH Equipment Trust 2000-A, Class A1, 2.112%, 12/16/2002	36,337,829

		TOTAL	77,175,894

		Finance - Securities--3.9%
50,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 2.700%, 5/22/2003	50,000,000
390,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.080% - 2.860%, 9/30/2002 - 7/7/2003	389,994,006
597,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.145% - 3.650%, 9/9/2002 -- 7/29/2003	597,012,193

		TOTAL	1,037,006,199

		Insurance--0.1%
20,500,000		Long Beach Acceptance Auto Receivables Trust 2002-A, Class A1, (FSA INS), 1.840%, 8/15/2003	20,500,000

		Telecommunications--0.8%
75,000,000		BellSouth Corp., 4.105%, 4/26/2003	75,705,460
142,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	143,814,145

		TOTAL	219,519,605

		TOTAL SHORT-TERM NOTES	2,844,918,339

		VARIABLE RATE INSTRUMENTS--26.7%[2]
		Banking--7.7%
10,000,000		215 Jane Investors LLC, (Fleet National Bank LOC), 2.000%, 8/7/2002	10,000,000
5,660,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.950%, 8/1/2002	5,660,000
2,665,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 1.900%, 8/1/2002	2,665,000
4,485,000		Abbott Foods, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	4,485,000
11,650,000		Active Living of Glenview, LLC, (Series 1998), (Firstar Bank, N.A. LOC), 1.860%, 8/7/2002	11,650,000
5,335,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.950%, 8/1/2002	5,335,000
3,850,000		Advanced Labelworx, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,850,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$5,000,000		Alabama Paper Products LLC, (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	$5,000,000
3,135,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 1.820%, 8/1/2002	3,135,000
4,810,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet National Bank LOC), 1.950%, 8/1/2002	4,810,000
1,735,000		Alabama State IDA, Standard Furniture Project (Series 1995), (Amsouth Bank N.A., Birmingham LOC), 1.950%, 8/1/2002	1,735,000
6,775,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co., (Series 1999), (Regions Bank, Alabama LOC), 1.820%, 8/1/2002	6,775,000
39,700,000		American Health Care Centers, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	39,700,000
13,630,000		American Self Storage Corp., (Series 2002), (U.S. Bank N.A., Cincinnati LOC), 2.000%, 8/1/2002	13,630,000
9,215,000		American Xtal Technology, Inc., Xtal Project (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.920%, 8/1/2002	9,215,000
7,180,000		Arrow N.A., Inc., (Bank of America N.A. LOC), 1.870%, 8/1/2002	7,180,000
12,000,000		Association of American Medical Colleges, (AMBAC INS, Guaranteed by J.P. Morgan Chase Bank), 1.820%, 8/7/2002	12,000,000
5,000,000		Atlantic Tool and Die Co., (Key Bank, N.A. LOC), 1.950%, 8/1/2002	5,000,000
6,170,000		Baldwin County Sewer Service, LLC, (Series 2002), (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	6,170,000
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 2.050%, 8/1/2002	4,000,000
9,440,000		Bear Creek School, (Key Bank, N.A. LOC), 1.950%, 8/1/2002	9,440,000
9,690,000		Berks County, PA IDA, (Wachovia Bank N.A. LOC), 1.920%, 8/7/2002	9,690,000
1,482,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,482,790
9,710,000		Boyd-Pake-Underwood LLC, (Regions Bank, Alabama LOC), 1.900%, 8/1/2002	9,710,000
2,320,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,320,000
10,354,000		Brookshire Grocery Co., (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	10,354,000
810,000		Burlington, WI Community Development Authority, Hi Liter Graphics (Series 1998 B), (Bank One, Wisconsin, N.A. LOC), 2.020%, 8/1/2002	810,000
17,043,000		Capital One Funding Corp., (Bank One, Illinois, N.A. LOC), 1.920%, 8/1/2002	17,043,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$14,524,000		Capital One Funding Corp., (Bank One, Illinois, N.A. LOC), 1.920%, 8/1/2002	$14,524,000
22,585,000		Capital One Funding Corp., (Bank One, Kentucky LOC), 1.920%, 8/1/2002	22,585,000
18,498,000		Capital One Funding Corp., (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	18,498,000
23,323,000		Capital One Funding Corp., (Bank One, Texas N.A. LOC), 1.920%, 8/1/2002	23,323,000
1,037,000		Capital One Funding Corp., (Series 1994-A), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	1,037,000
17,658,000		Capital One Funding Corp., (Series 1994-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	17,658,000
1,605,000		Capital One Funding Corp., (Series 1994-D), (Bank One, Kentucky LOC), 1.920%, 8/1/2002	1,605,000
5,291,000		Capital One Funding Corp., (Series 1995-B), (Bank One, Kentucky LOC), 1.920%, 8/1/2002	5,291,000
16,224,000		Capital One Funding Corp., (Series 1995-F), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	16,224,000
9,120,000		Capital One Funding Corp., (Series 1996-H), (Bank One, West Virginia, N.A. LOC), 1.920%, 8/1/2002	9,120,000
6,589,000		Capital One Funding Corp., (Series 1998-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	6,589,000
20,062,000		Capital One Funding Corp., (Series 1999-A), (Bank One, Kentucky LOC), 1.920%, 8/1/2002	20,062,000
14,744,000		Capital One Funding Corp., (Series 1999-B), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	14,744,000
685,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	685,000
2,000,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 2.000%, 8/7/2002	2,000,000
3,000,000		Chemi-Trol Chemical Co., (Huntington National Bank, Columbus, OH LOC), 1.910%, 8/1/2002	3,000,000
7,250,000		Cincinnati Bible College and Seminary, (U.S. Bank N.A., Cincinnati LOC), 2.020%, 8/1/2002	7,250,000
5,880,000		Clinton County, NY IDA, Bombardier Project (Series 1998-B), (HSBC Bank USA LOC), 2.750%, 8/1/2002	5,880,000
977,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	977,337
5,150,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998 A), (Key Bank, N.A. LOC), 1.900%, 8/1/2002	5,150,000
965,000		Colorado Health Facilities Authority, Development Disabilities Resource Center, (Series 1998-C1), (Bank One, Colorado LOC), 1.920%, 8/1/2002	965,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$2,560,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 1.900%, 8/7/2002	$2,560,000
35,000,000		Cook County, IL, (Dexia Group Liquidity Support), (Series 2002 A), 1.860%, 8/7/2002	35,000,000
10,385,000		Coventry Madison LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	10,385,000
8,370,000		Crane Plastics Siding LLC, (Series 2000), (Bank One, N.A. (Chicago) LOC), 1.870%, 8/1/2002	8,370,000
6,100,000		Cruiser Properties, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	6,100,000
12,505,000		Cunat Capital Corp., (U.S. Bank N.A., Cincinnati LOC), 1.820%, 8/1/2002	12,505,000
5,180,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	5,180,000
11,400,000		David Lipscomb University, (Series 1998), (SunTrust Bank LOC), 1.900%, 8/7/2002	11,400,000
16,200,000		Decatur, AL IDB, Bailey-PVS Oxides Project, (Series 1998), (SunTrust Bank LOC), 1.870%, 8/1/2002	16,200,000
4,060,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	4,060,000
3,640,000		Double H Plastics, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.920%, 8/7/2002	3,640,000
1,115,000		Douglas County, GA Development Authority, Heritage Bag Project (Series 1998-B), (Wachovia Bank N.A. LOC), 1.820%, 8/1/2002	1,115,000
3,150,000		EPCO Carbondioxide Products, Inc., (Series 2000), (Amsouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	3,150,000
10,420,000		Eagle Tool and Machine, (Bank One, Texas N.A. LOC), 1.920%, 8/1/2002	10,420,000
6,860,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	6,860,000
13,000,000		Fairpoint Regional Utility System, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.970%, 8/1/2002	13,000,000
11,420,000		Faison-City Plaza LP, (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	11,420,000
4,690,000		Foothill Development Group, LLC, (Series 1998), (U.S. Bank N.A., Cincinnati LOC), 1.920%, 8/1/2002	4,690,000
2,700,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 1.950%, 8/1/2002	2,700,000
15,520,000		Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (Key Bank, N.A. LOC), 1.950%, 8/1/2002	15,520,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$15,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-A), (Bank One, N.A. (Chicago) LOC), 1.920%, 8/1/2002	$15,000,000
20,000,000		Garlands of Barrington Lenders, Inc., (Series 2002-B), (Bank One, N.A. (Chicago) LOC), 1.920%, 8/1/2002	20,000,000
8,125,000		Garlands of Barrington Lenders, Inc., (Series 2002-C), (Bank One, N.A. (Chicago) LOC), 1.970%, 8/1/2002	8,125,000
1,735,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,735,000
2,300,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,300,000
7,475,000		Grand Aire Express, Inc., (Series 1997), (National City Bank, Ohio LOC), 1.950%, 8/1/2002	7,475,000
25,000,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (Firstar Bank, N.A. LOC), 1.950%, 8/7/2002	25,000,000
13,000,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (Firstar Bank, N.A. LOC), 1.900%, 8/7/2002	13,000,000
1,780,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,780,000
6,300,000		Gwinnett County, GA, Newell Recycling of Atlanta, (Series 1998), (Bank One, Texas N.A. LOC), 1.970%, 8/1/2002	6,300,000
6,560,000		H & P Holdings LLC, (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	6,560,000
11,365,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 2.010%, 8/1/2002	11,365,000
9,840,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 2.050%, 8/1/2002	9,840,000
19,710,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	19,710,000
6,050,000		Hillcrest Investments LLC, (Wachovia Bank N.A. LOC), 1.820%, 8/7/2002	6,050,000
3,955,000		Historical Preservation Authority of Birmingham, (Series 1993), (Amsouth Bank N.A., Birmingham LOC), 1.950%, 8/1/2002	3,955,000
49,320,000		Inland Empire Solid Waste Financing Authority, CA, (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.920%, 8/7/2002	49,320,000
4,275,000		J.P. Plymouth Properties LLC, (Series 1999), (Standard Federal Bank, N.A. LOC), 1.919%, 8/7/2002	4,275,000
7,850,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	7,850,000
3,780,000		Kings Creek Country Club, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.970%, 8/7/2002	3,780,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$2,170,000		L.H. Kroh, Inc., (Series 1998), (Wachovia Bank N.A. LOC), 1.970%, 8/7/2002	$2,170,000
1,105,000		Lincoln Park, (Bank One, N.A. (Chicago) LOC), 1.910%, 8/1/2002	1,105,000
157,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.859%, 8/15/2002	157,000,000
5,165,000		Los Angeles, CA, MERLOTs, (Series 2000 A), (H&H Theatre), (Wachovia Bank N.A. LOC), 1.920%, 8/7/2002	5,165,000
119,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.940%, 9/27/2002	119,000,000
56,850,000		MPAR, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	56,850,000
6,060,000		Mack Industries, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	6,060,000
525,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (Bank One, Wisconsin, N.A. LOC), 1.960%, 8/1/2002	525,000
12,940,000		Maryland Economic Development Corp., Human Genome Sciences, (Series 1999B), (Wachovia Bank N.A. LOC), 2.020%, 8/6/2002	12,940,000
33,000,000		Massachusetts Development Finance Agency, (J.P. Morgan Chase Bank LOC), 2.000%, 8/7/2002	33,000,000
5,250,000		Massachusetts Health and Educational Facilities Authority, (Comerica Bank LOC), 2.050%, 8/1/2002	5,250,000
1,390,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 1.920%, 8/1/2002	1,390,000
5,750,000		Medford Convalescent & Nursing Center, (Series 1997), (Valley National Bank, Passaic, NJ LOC), 1.920%, 8/6/2002	5,750,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.830%, 10/16/2003	10,000,000
1,720,000		Midwest Funding Corp., (Series 1991 A), Class A-1, (Bank One, N.A. (Ohio) LOC), 1.860%, 8/1/2002	1,720,000
465,000		Midwest Funding Corp., (Series 1991-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	465,000
2,299,000		Midwest Funding Corp., (Series 1992-B), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	2,299,000
1,126,000		Midwest Funding Corp., (Series 1992-C), (Bank One, N.A. (Ohio) LOC), 1.860%, 8/1/2002	1,126,000
10,000,000		Milo C. Ritton and Superior Petroleum Co., (Series 2002), (National City Bank, Pennsylvania LOC), 1.950%, 8/1/2002	10,000,000
9,400,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 1.820%, 8/1/2002	9,400,000
7,700,000		Mississippi Business Finance Corp., Choctaw Foods, Inc., (Rabobank Nederland, Utrecht LOC), 1.900%, 8/7/2002	7,700,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$6,600,000		Mississippi Business Finance Corp., Howard Industries, Inc., (Series 1997), (Amsouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	$6,600,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank N.A. LOC), 1.760%, 8/1/2002	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank N.A. LOC), 1.820%, 8/7/2002	17,000,000
2,100,000		Moody, AL, (Series 2000 B), (Regions Bank, Alabama LOC), 2.120%, 8/1/2002	2,100,000
12,750,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 1.950%, 8/1/2002	12,750,000
500,000		Nova University, Inc. Lease Revenue Bonds, (Series 1993), Miami Dolphins Training Facility, (SunTrust Bank LOC), 1.900%, 8/7/2002	500,000
46,300,000		Novant Health, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.820%, 8/7/2002	46,300,000
4,409,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	4,409,000
1,090,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	1,090,000
12,850,000		Ohio Solid Waste Facility, Bailey-PVS Oxides, LLC (Series 1998), (Key Bank, N.A. LOC), 1.950%, 8/1/2002	12,850,000
1,700,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	1,700,000
1,950,000		Pepin Distributing Co., (Wachovia Bank N.A. LOC), 1.840%, 8/1/2002	1,950,000
6,650,000		Physicians Real Estate LLP, (Wells Fargo Bank Minnesota, N.A. LOC), 2.050%, 8/7/2002	6,650,000
6,820,000		Portsmouth, VA IDA, (Bank of America N.A. LOC), 1.920%, 8/7/2002	6,820,000
5,554,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	5,554,000
1,695,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,695,000
2,530,000		Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,530,000
6,000,000		Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	6,000,000
10,025,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 1.900%, 8/7/2002	10,025,000
10,150,000		Rooker, J.W., (Wachovia Bank N.A. LOC), 1.820%, 8/7/2002	10,150,000
21,680,000		SGM Funding Corp., (U.S. Bank N.A., Cincinnati LOC), 2.000%, 8/1/2002	21,680,000
31,750,000		SMM Trust, (Series 2001-M), (J.P. Morgan Chase Bank Swap Agreement), 1.890%, 9/13/2002	31,750,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$35,000,000		Santa Rosa, CA, (Landesbank Hessen-Thueringen, Frankfurt LOC), 1.970%, 8/1/2002	$35,000,000
8,050,000		Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 1.970%, 8/1/2002	8,050,000
2,750,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.950%, 8/7/2002	2,750,000
1,360,000		Savannah, GA Housing Authority, (SunTrust Bank LOC), 1.950%, 8/7/2002	1,360,000
3,166,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank of Northwestern OH LOC), 1.980%, 8/1/2002	3,166,000
5,500,000		Shepherd Capital LLC, (U.S. Bank N.A., Cincinnati LOC), 1.870%, 8/7/2002	5,500,000
500,000		Solon, OH, Custom Graphics, (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	500,000
8,500,000		Spira Millennium LLC, (Series 2001), (Fleet National Bank LOC), 1.950%, 8/1/2002	8,500,000
48,800,000		Spitzer Group, (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	48,800,000
5,380,000		Springfield Ltd. Partnership, (UBS AG LOC), 1.920%, 8/1/2002	5,380,000
1,615,000		St. Paul, MN Port Authority, Bix Fruit Co. (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 2.070%, 8/1/2002	1,615,000
2,750,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank N.A., Cincinnati LOC), 1.970%, 8/1/2002	2,750,000
14,430,000		Suffolk County, NY IDA, (Fleet National Bank LOC), 1.940%, 8/1/2002	14,430,000
3,850,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	3,850,000
44,990,000		Terry Griffin Gate Partners, Ltd., (Series 1995), (Bank One, Kentucky LOC), 1.950%, 8/7/2002	44,990,000
890,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.870%, 8/7/2002	890,000
100,000,000		U.S. Bank N.A., North Dakota, 1.730%, 8/30/2003	99,972,503
50,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.930%, 9/18/2002	50,000,000
4,395,000		Van Dyne Crotty Co., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	4,395,000
5,915,000		Van Dyne Crotty Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	5,915,000
2,895,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,895,000
2,000,000		Van Wyk Enterprises, Inc., (Series 1998-B), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,000,000
395,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	395,000
3,295,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,295,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$655,000		Van Wyk Enterprises, Inc., (Series 1998-F), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	$655,000
920,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	920,000
9,300,000		Victor H. Hanson/ Elizabeth F. Hanson, (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	9,300,000
11,567,000		Virginia Health Services, Inc., (Wachovia Bank N.A. LOC), 1.820%, 8/7/2002	11,567,000
906,000		Vista Funding Corp., (Bank One, N.A. (Ohio) LOC), 1.860%, 8/1/2002	906,000
2,081,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of Northwestern OH LOC), 1.860%, 8/1/2002	2,081,000
8,032,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of Northwestern OH LOC), 1.970%, 8/1/2002	8,032,000
1,613,000		Vista Funding Corp., (Series 1995-E), (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	1,613,000
1,755,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank of Northwestern OH LOC), 1.980%, 8/1/2002	1,755,000
2,805,000		Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 1.950%, 8/1/2002	2,805,000
926,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	926,431
68,000,000		Wells Fargo & Co., 1.839%, 8/14/2002	68,000,000
12,000,000		Western Reserve Masonic Community, Inc., (Guaranteed by J.P. Morgan Chase Bank, AMBAC INS), 1.920%, 8/1/2002	12,000,000
5,990,000		Westminster Village Terre Haute, Inc., (Huntington National Bank, Columbus, OH LOC), 1.910%, 8/1/2002	5,990,000
1,800,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,800,000
12,200,000		Whetstone Care Center, LLC, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.920%, 8/1/2002	12,200,000
5,900,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.870%, 8/7/2002	5,900,000
6,000,000		William Morris Realty Montgomery LLC, (Amsouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	6,000,000
5,865,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	5,865,000
36,355,000		World Wildlife Fund, Inc., (Series 2000 B), (AMBAC INS), 1.820%, 8/1/2002	36,355,000
1,920,000		YMCA of Central OH, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,920,000

		TOTAL	2,049,714,061

Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Brokerage--2.9%
$161,100,000		Goldman Sachs Group, Inc., 1.860% - 1.899%, 8/16/2002 - 8/22/2002	$161,100,000
317,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.879% - 1.900%, 8/13/2002 - 8/22/2002	317,000,000
187,500,000		Merrill Lynch & Co., Inc., 1.890%, 8/11/2002	187,500,000
15,000,000		Morgan Stanley, 1.790%, 8/1/2002	15,000,000
100,000,000		Morgan Stanley, Morgan Stanley Dean Witter (Series C), 1.899%, 8/15/2002	100,077,150

		TOTAL	780,677,150

		Chemicals--0.4%
100,000,000		Bayer Corp., (Bayer AG SA), 4.450%, 3/19/2003	100,927,562

		Electrical Equipment--0.3%
3,550,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 1.817%, 8/1/2002	3,550,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 2.000%, 8/5/2002	65,786,454

		TOTAL	69,336,454

		Finance - Commercial--6.4%
670,000,000		Compass Securitization LLC, 1.794% - 1.799%, 8/3/2002 -- 8/13/2002	669,985,710
728,000,000		General Electric Capital Corp., 1.720% - 1.870%, 8/9/2002 - 10/30/2002	727,860,455
325,000,000		Paradigm Funding LLC, 1.809%, 8/1/2002 - 8/15/2002	325,000,000

		TOTAL	1,722,846,165

		Finance - Retail--1.2%
309,400,000		SLM Corporation, 1.828% - 2.190%, 8/19/2002 - 10/27/2002	309,511,478

		Finance - Securities--1.5%
50,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.803%, 8/15/2002	49,994,230
142,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.819% - 1.850%, 8/15/2002 - 8/22/2002	141,999,639
205,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.820% - 1.839%, 8/5/2002 -- 8/17/2002	204,994,897

		TOTAL	396,988,766

		Government Agency--0.2%
7,945,000		Direct One Funding Corp., (FNMA LOC), 1.890%, 8/1/2002	7,945,000
29,000,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 1.890%, 8/1/2002	29,000,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Government Agency--continued
$14,885,000		Direct One Funding Corp., Sexton Properties LP, (Series 2000), (FNMA LOC), 1.890%, 8/1/2002	$14,885,000
5,350,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 1.860%, 8/1/2002	5,350,000

		TOTAL	57,180,000

		Insurance--3.1%
25,300,000		Albuquerque, NM, Series 2000 A, (MBIA INS), 1.820%, 8/7/2002	25,300,000
84,000,000		Allstate Life Insurance Co., 1.979% - 1.990%, 8/1/2002	84,000,000
13,000,000		Baton Rouge, LA, (Dexia Credit Local LOC, AMBAC INS), 1.870%, 8/1/2002	13,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.998%, 9/3/2002	40,000,000
158,600,000		Jackson National Life Insurance Co., 1.930% - 2.020%, 8/1/2002 - 10/01/2002	158,600,000
117,000,000		Monumental Life Insurance Co., 1.950% - 2.040%, 8/1/2002 -- 8/28/2002	117,000,000
85,000,000		New York Life Insurance Co., 1.998% - 2.000%, 8/1/2002 - 9/1/2002	85,000,000
49,000,000		Protective Life Insurance Co., 2.010%, 8/1/2002	49,000,000
65,000,000		Security Life of Denver Insurance Co., 1.940% - 1.951%, 9/26/2002 - 10/24/2002	65,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 2.000%, 10/7/2002	100,000,000
101,000,000		Travelers Insurance Co., 1.960% - 1.998%, 9/3/2002 - 9/28/2002	101,000,000

		TOTAL	837,900,000

		Pharmaceuticals and Health Care--1.1%
284,450,000		Merck & Co., Inc., 1.778%, 8/26/2002	284,454,023

		Telecommunications--1.9%
98,000,000		BellSouth Telecommunications, Inc., 1.908%, 9/4/2002	98,011,880
419,700,000		Verizon Global Funding, 1.818% - 1.970%, 8/5/2002 -- 9/15/2002	419,635,450

		TOTAL	517,647,330

		TOTAL VARIABLE RATE INSTRUMENTS	7,127,182,989

		TIME DEPOSITS--4.5%
		Banking--4.5%
400,000,000		BNP Paribas SA, 1.790%, 8/1/2002	400,000,000
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.812%, 8/1/2002	100,000,000
200,000,000		Canadian Imperial Bank of Commerce, 1.780%, 8/1/2002	200,000,000
155,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.812%, 8/1/2002	155,000,000
105,000,000		Deutsche Bank AG, 1.812%, 8/1/2002	105,000,000
Principal Amount			Value
		TIME DEPOSITS--continued
		Banking--continued
$100,000,000		Societe Generale, Paris, 1.812%, 8/1/2002	$100,000,000
100,000,000		UBS AG, 1.870%, 10/17/2002	100,000,000
55,000,000		Westdeutsche Landesbank Girozentrale, 1.812%, 8/1/2002	55,000,000

		TOTAL TIME DEPOSITS	1,215,000,000

		MUTUAL FUND--0.4%
100,000,000		Nations Money Market Reserves	100,000,000

		REPURCHASE AGREEMENTS--6.9%[4]
597,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	597,000,000
55,000,000		J.P. Morgan Securities, Inc., 1.660%, dated 7/31/2002, due 8/1/2002	55,000,000
288,000,000		J.P. Morgan Securities, Inc., 1.860%, dated 7/31/2002, due 8/1/2002	288,000,000
383,000,000		Salomon Smith Barney Inc., 1.850%, dated 7/31/2002, due 8/1/2002	383,000,000
158,000,000		State Street Bank and Trust Co., 1.790%, dated 7/31/2002, due 8/1/2002	158,000,000
50,000,000		Warburg Dillon Reed LLC, 1.750%, dated 7/31/2002, due 8/1/2002	50,000,000
308,973,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	308,973,000

		TOTAL REPURCHASE AGREEMENTS	1,839,973,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$26,852,803,226

1 Each issue shows the rate of discount at time of purchase.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, these securities amounted to $169,000,000 which represents 0.6% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($26,727,910,020) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2002

Assets:
Total investments in securities, at amortized cost and value		$26,852,803,226
Income receivable		64,756,881

TOTAL ASSETS		26,917,560,107

Liabilities:
Payable for investments purchased	$152,500,000
Payable for shares redeemed	11,419,068
Income distribution payable	23,379,502
Payable to bank	673,934
Accrued expenses	1,677,583

TOTAL LIABILITIES		189,650,087

Net assets for 26,727,910,020 shares outstanding		$26,727,910,020

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$20,707,205,564 ÷ 20,707,205,564 shares outstanding		$1.00

Institutional Service Shares:
$6,020,704,456 ÷ 6,020,704,456 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2002

Investment Income:
Interest			$608,156,895

Expenses:
Investment adviser fee		$49,863,096
Administrative personnel and services fee		18,753,914
Custodian fees		1,187,381
Transfer and dividend disbursing agent fees and expenses		828,697
Directors'/Trustees' fees		160,221
Auditing fees		12,723
Legal fees		44,376
Portfolio accounting fees		1,583,797
Shareholder services fee--Institutional Shares		48,487,935
Shareholder services fee--Institutional Service Shares		13,840,936
Share registration costs		128,755
Printing and postage		43,150
Insurance premiums		20,665
Miscellaneous		62,129

TOTAL EXPENSES		135,017,775

Waivers:
Waiver of investment adviser fee	$(21,120,468)
Waiver of transfer and dividend disbursing agent fees and expenses	(488,967)
Waiver of shareholder services fee--Institutional Shares	(48,487,935)

TOTAL WAIVERS		(70,097,370)

Net expenses			64,920,405

Net investment income			$543,236,490

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$543,236,490	$811,891,514

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(429,266,428)	(553,832,650)
Institutional Service Shares	(113,970,062)	(258,058,864)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(543,236,490)	(811,891,514)

Share Transactions:
Proceeds from sale of shares	333,120,087,255	204,920,733,922
Net asset value of shares issued to shareholders in payment of distributions declared	185,925,663	278,837,294
Cost of shares redeemed	(325,585,900,163)	(197,065,069,296)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,720,112,755	8,134,501,920

Change in net assets	7,720,112,755	8,134,501,920

Net Assets:
Beginning of period	19,007,797,265	10,873,295,345

End of period	$26,727,910,020	$19,007,797,265

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.06	0.06	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.06)	(0.06)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.32%	5.74%	5.88%	5.14%	5.64%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.21%	5.32%	5.76%	4.99%	5.51%

Expense waiver/reimbursement[3]	0.34%	0.35%	0.35%	0.35%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$20,707,206	$13,560,153	$6,630,924	$5,185,448	$3,980,339

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.06%	5.48%	5.62%	4.88%	5.37%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	2.06%	5.29%	5.50%	4.77%	5.24%

Expense waiver/reimbursement[3]	0.09%	0.10%	0.10%	0.10%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,020,704	$5,447,645	$4,242,371	$4,215,510	$3,468,222

1 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2002

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No Class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at July 31, 2002, is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$119,000,000

URI Trust, (Series 2000-1)	12/18/2000	$ 50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2002, capital paid-in aggregated $26,727,910,020.

Transactions in shares were as follows:

Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	286,318,262,945	155,829,919,326
Shares issued to shareholders in payment of distributions declared	140,807,743	194,017,875
Shares redeemed	(279,312,017,706)	(149,094,708,313)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,147,052,982	6,929,228,888

Year Ended July 31	2002	2001
Institutional Service Shares:
Shares sold	46,801,824,310	49,090,814,596
Shares issued to shareholders in payment of distributions declared	45,117,920	84,819,419
Shares redeemed	(46,273,882,457)	(47,970,360,983)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	573,059,773	1,205,273,032

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	7,720,112,755	8,134,501,920

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PRIME OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Prime Obligations Fund as of July 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended July 31, 2002 and July 31, 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Obligations Fund as of July 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated
World-Class Investment Manager
Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00645-06 (9/02)

Federated Investors
World-Class Investment Manager

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

July 31, 2002

Principal Amount			Value
		U.S. TREASURY--27.8%
		U.S. Treasury--27.8%
$1,855,500,000	[1]	United States Treasury Bills, 1.690% - 1.885%, 8/29/2002 - 12/5/2002	$1,851,416,733
55,719,000		United States Treasury Bonds, 10.750%, 2/15/2003	58,290,879
1,832,500,000		United States Treasury Notes, 3.875% - 6.375%, 8/15/2002 - 7/31/2003	1,862,044,136

		TOTAL U.S. TREASURY OBLIGATIONS	3,771,751,748

		REPURCHASE AGREEMENTS--77.4%[2]
50,000,000		ABN AMRO Bank, NV, New York, 1.500%, dated 7/31/2002, due 8/1/2002	50,000,000
100,000,000		ABN AMRO Bank, NV, New York, 1.600%, dated 7/31/2002, due 8/1/2002	100,000,000
75,000,000		ABN AMRO Bank, NV, New York, 1.760%, dated 7/31/2002, due 8/1/2002	75,000,000
614,225,000		BNP Paribas Securities Corp., 1.810%, dated 7/31/2002, due 8/1/2002	614,225,000
246,000,000		Bank of Nova Scotia, Toronto, 1.810%, dated 7/31/2002, due 8/1/2002	246,000,000
626,000,000		Barclays Capital, Inc., 1.810%, dated 7/31/2002, due 8/1/2002	626,000,000
606,000,000		Bear Stearns Cos., Inc., 1.810%, dated 7/31/2002, due 8/1/2002	606,000,000
175,000,000		CIBC Wood Gundy Securities Corp., 1.810%, dated 7/31/2002, due 8/1/2002	175,000,000
597,000,000	[3]	Credit Suisse First Boston Corp., 1.730%, dated 6/19/2002, due 8/19/2002	597,000,000
105,000,000	[3]	Credit Suisse First Boston Corp., 1.740%, dated 5/31/2002, due 8/29/2002	105,000,000
250,000,000		Deutsche Bank Alex Brown, Inc., 1.600%, dated 7/31/2002, due 8/1/2002	250,000,000
190,000,000		Deutsche Bank Alex Brown, Inc., 1.710%, dated 7/31/2002, due 8/1/2002	190,000,000
369,000,000	[3]	Deutsche Bank Alex Brown, Inc., 1.720%, dated 7/1/2002, due 9/5/2002	369,000,000
500,000,000		Deutsche Bank Alex Brown, Inc., 1.750%, dated 7/31/2002, due 8/1/2002	500,000,000
648,000,000		Deutsche Bank Alex Brown, Inc., 1.810%, dated 7/31/2002, due 8/1/2002	648,000,000
216,017,000		Greenwich Capital Markets, Inc., 1.810%, dated 7/31/2002, due 8/1/2002	216,017,000
416,000,000		J.P. Morgan & Co., Inc., 1.810%, dated 7/31/2002, due 8/1/2002	416,000,000
624,000,000	[3]	Merrill Lynch Government Securities, 1.730%, dated 7/9/2002, due 10/8/2002	624,000,000
720,000,000		Merrill Lynch Government Securities, 1.800%, dated 7/31/2002, due 8/1/2002	720,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$388,000,000	[3]	Morgan Stanley and Co., Inc., 1.730%, dated 5/23/2002, due 8/21/2002	$388,000,000
140,000,000	[3]	Morgan Stanley and Co., Inc., 1.800%, dated 5/15/2002, due 8/16/2002	140,000,000
456,000,000		Salomon Brothers, Inc., 1.810%, dated 7/31/2002, due 8/1/2002	456,000,000
646,000,000		Societe Generale, London, 1.810%, dated 7/31/2002, due 8/1/2002	646,000,000
367,000,000		State Street Bank and Trust Co., 1.790%, dated 7/31/2002, due 8/1/2002	367,000,000
346,000,000		Toronto Dominion Securities (USA), Inc., 1.810%, dated 7/31/2002, due 8/1/2002	346,000,000
89,000,000		Warburg Dillon Reed LLC, 1.700%, dated 7/31/2002, due 8/1/2002	89,000,000
332,000,000	[3]	Warburg Dillon Reed LLC, 1.720%, dated 7/18/2002, due 10/16/2002	332,000,000
626,000,000		Warburg Dillon Reed LLC, 1.800%, dated 7/31/2002, due 8/1/2002	626,000,000

		TOTAL REPURCHASE AGREEMENTS	10,517,242,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$14,288,993,748

1 These issues show the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($13,580,790,017) at July 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2002

Assets:
Investments in repurchase agreements	$10,517,242,000
Investments in securities	3,771,751,748

Total investments in securities, at amortized cost and value		$14,288,993,748
Cash		224,348
Income receivable		41,357,915
Receivable for investments sold		557,973,328
Receivable for shares sold		5,756

TOTAL ASSETS		14,888,555,095

Liabilities:
Payable for investments purchased	1,290,297,440
Payable for shares redeemed	407,823
Income distribution payable	15,609,522
Accrued expenses	1,450,293

TOTAL LIABILITIES		1,307,765,078

Net assets for 13,580,790,017 shares outstanding		$13,580,790,017

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,484,038,937 ÷ 7,484,038,937 shares outstanding		$1.00

Institutional Service Shares:
$5,519,234,880 ÷ 5,519,234,880 shares outstanding		$1.00

Institutional Capital Shares:
$577,516,200 ÷ 577,516,200 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2002

Investment Income:
Interest			$289,531,009

Expenses:
Investment adviser fee		$25,663,280
Administrative personnel and services fee		9,652,466
Custodian fees		577,275
Transfer and dividend disbursing agent fees and expenses		493,170
Directors'/Trustees' fees		80,913
Auditing fees		12,658
Legal fees		6,656
Portfolio accounting fees		851,816
Shareholder services fee--Institutional Shares		16,498,650
Shareholder services fee--Institutional Service Shares		13,975,817
Shareholder services fee--Institutional Capital Shares		1,604,633
Share registration costs		101,005
Printing and postage		25,316
Insurance premiums		12,324
Miscellaneous		42,031

TOTAL EXPENSES		69,598,010

Waivers:
Waiver of investment adviser fee	$(10,877,946)
Waiver of transfer and dividend disbursing agent fees and expenses	(352,264)
Waiver of shareholder services fee--Institutional Shares	(16,498,650)
Waiver of shareholder services fee--Institutional Capital Shares	(962,780)

TOTAL WAIVERS		(28,691,640)

Net expenses			40,906,370

Net investment income			248,624,639

Net realized gain on investments			8,025,200

Change in net assets resulting from operations			$256,649,839

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$248,624,639	$590,367,648
Net realized gain on investments	8,025,200	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	256,649,839	590,367,648

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(134,326,103)	(326,392,484)
Institutional Service Shares	(102,443,164)	(243,382,845)
Institutional Capital Shares	(11,855,372)	(20,592,319)
Distributions from net realized gain on investments
Institutional Shares	(4,151,811)	--
Institutional Service Shares	(3,482,070)	--
Institutional Capital Shares	(391,319)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(256,649,839)	(590,367,648)

Share Transactions:
Proceeds from sale of shares	74,072,509,728	63,459,584,457
Net asset value of shares issued to shareholders in payment of distributions declared	55,563,872	152,485,926
Cost of shares redeemed	(72,487,425,246)	(61,806,895,613)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,640,648,354	1,805,174,770

Change in net assets	1,640,648,354	1,805,174,770

Net Assets:
Beginning of period	11,940,141,663	10,134,966,893

End of period	$13,580,790,017	$11,940,141,663

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.17%	5.47%	5.58%	4.91%	5.54%

Ratios to Average Net Assets:

Expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.04%	5.36%	5.43%	4.79%	5.40%

Expense waiver/reimbursement[4]	0.34%	0.34%	0.34%	0.34%	0.35%

Supplemental Data:

Net assets, end of period (000 omitted)	$7,484,039	$6,009,592	$5,400,132	$5,477,028	$5,289,871

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Amount is less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.91%	5.21%	5.32%	4.65%	5.28%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.83%	5.03%	5.16%	4.54%	5.15%

Expense waiver/reimbursement[4]	0.09%	0.09%	0.09%	0.09%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,519,235	$5,319,164	$4,400,816	$5,034,388	$5,045,428

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Amount is less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.05	0.05	0.05
Net realized and unrealized gain on investments	0.00 [2]	--	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.05	0.05	0.05

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)
Distributions from net realized gain on investments	(0.00)[2]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	2.06%	5.37%	5.47%	4.81%	5.43%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.85%	5.16%	5.25%	4.61%	5.30%

Expense waiver/reimbursement[4]	0.24%	0.24%	0.24%	0.24%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$577,516	$611,386	$334,019	$462,807	$31,703

1 Beginning with the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Amount is less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2002

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2002, capital paid-in aggregated $13,580,790,017.

Transactions in shares were as follows:

Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	43,687,664,748	30,414,620,215
Shares issued to shareholders in payment of distributions declared	33,628,409	86,667,551
Shares redeemed	(42,246,845,789)	(29,891,828,174)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,474,447,368	609,459,592

Year Ended July 31	2002	2001
Institutional Service Shares:
Shares sold	25,072,347,473	28,747,782,630
Shares issued to shareholders in payment of distributions declared	20,481,062	60,900,138
Shares redeemed	(24,892,757,603)	(27,890,334,755)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	200,070,932	918,348,013

Year Ended July 31	2002	2001
Institutional Capital Shares:
Shares sold	5,312,497,507	4,297,181,612
Shares issued to shareholders in payment of distributions declared	1,454,401	4,918,237
Shares redeemed	(5,347,821,854)	(4,024,732,684)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(33,869,946)	277,367,165

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,640,648,354	1,805,174,770

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TREASURY OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Treasury Obligations Fund as of July 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended July 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Obligations Fund as of July 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund[s]. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G00645-07 (9/02)

Federated Investors
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

23RD ANNUAL REPORT

July 31, 2002

Established 1980

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Liberty U.S. Government Money Market Trust

President's Message

Dear Shareholder:

Liberty U.S. Government Money Market Trust (the "fund"), a portfolio of Money Market Obligations Trust, was established in 1980, and I am pleased to present its 23rd Annual Report to Shareholders. The report covers the reporting period from August 1, 2001 through July 31, 2002.

This report includes a discussion with portfolio manager Susan R. Hill, Vice President, who co-manages the fund with Joseph M. Natoli, Vice President, both of Federated Investment Management Company. It also features a complete list of the fund's holdings and financial statements.

Since its inception, Liberty U.S. Government Money Market Trust has maintained a stable net asset value of $1.00 per share.1 Today, the fund provides more than 50,000 shareholder accounts with daily competitive rates of interest from short-term U.S. government securities.

Over the 12 months ended July 31, 2002, the fund paid Class A and Class B shareholders dividend income totaling $0.015 per share and $0.006 per share, respectively. At the end of the reporting period, the fund's portfolio of more than $679 million was invested across 76 high-quality securities.

Thank you for selecting Liberty U.S. Government Money Market Trust, which is managed to keep the value of your principal stable while giving you daily access to your invested cash. We will continue to update you on your investment, and, as always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
September 15, 2002

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Past performance is no guarantee of future results.

Susan R. Hill

Vice President

Federated Investment Management Company

Joseph M. Natoli

Vice President

Federated Investment Management Company

Investment Review

What is your analysis of economic activity during the fund's reporting period from August 1, 2001 through July 31, 2002?

Economic activity appeared to have bottomed near the end of the 3rd quarter and into the 4th quarter of 2001. Gross domestic product (GDP) contracted in each of the first three quarters of 2001, meeting the classic definition of recession. The contraction was generally mild, however, and the economy regained steam with GDP expanding by 2.7% in the 4th quarter and 5.0% in the first quarter of 2002.

The industrial sector of the economy appeared to be weakest and followed a pattern not unlike GDP. For example, industrial production bottomed in September 2001 after contracting by 1.1% but then managed to string together seven straight months of growth in 2002. Capacity utilization at our nation's factories bottomed in December 2001 at 74.4% and has since managed to increase to 76.1% as this reporting period ended. The Institute for Supply Management Index, an important indicator of industrial sector trends, recorded 18 straight months of contracting industrial activity. After bottoming in October 2001, however, the index posted substantial gains and each measure since February 2002 indicated expanding industrial activity. In addition, at least two economic bright spots continued to be evident throughout the reporting period. Despite a weak job market, consumers continued to spend and the housing market remained surprisingly strong.

Dampening the economic turnaround suggested by most indicators was the continuing pressure on the U.S. equity market and the accounting scandals that became evident in a number of high profile companies. As the economy grew healthier in 2002, the Dow Jones Industrial Average fell from its most recent peak of 10,632 in March 2002 to its most recent low of 7,702 on July 23, 2002. At July 31, 2002, the NASDAQ Composite Index was down 33% year-to-date as well.1 The equity market performance and the crisis in corporate confidence may well negatively impact future economic activity.

1 Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market.

What has the Federal Reserve Board (the "Fed") done to stimulate the economy?

Through the second half of 2001, the Fed continued to react aggressively in response to both fundamental economic weakness and terrorist attacks on September 11. From mid-August to mid-December, the Fed cut rates five separate times and two full percentage points to 1.75%. Since that last 25 basis point move in December 2001, however, the Fed has correctly sensed the economic turnaround and has kept rates steady at 1.75%. In fact, in mid-March the Fed's assessment of the economy was changed from risks "weighted mainly toward conditions that may generate economic weakness" to risks that are "balanced." This assessment remained in effect as the reporting period ended.

How have the Fed's actions affected short-term interest rates?

Generally, short interest rates followed the path of the federal funds target rate during the reporting period. For example, the yield on a three-month agency discount note began the period at 3.54%. Yields declined sharply on all short-term fixed income securities following September 11. The yield on this security plummeted to 2.14% by September 18. As the Fed continued to slash the Fed Funds target rate through mid-December, 2001, the yield on this security declined as well, bottoming at 1.57% in mid-January, 2002. From February through the end of the reporting period, the yield on this security remained close to the Fed Funds target rate of 1.75%.

How did you manage the fund during the reporting period?

The fund was managed within a 40- to 50-day average maturity target range. We moved within that range as relative value opportunities in the market dictated. The portfolio remained generally barbelled in structure, combining a significant position in overnight and term repurchase agreements and floating rate paper with securities maturing in 6 to 13 months. At the end of the reporting period, 52% of the fund was invested in overnight and term repurchase agreements and 24% was invested in floating rate securities tied to various money market indices. The remainder of the fund was invested in discount note and debentures issued by the Federal Home Bank System, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

What do you see ahead for economic growth and short-term interest rates through the end of 2002?

Although we anticipate that the U.S. economy will be growing at a brisk pace as we enter 2003, it is apparent that we have not yet returned to full health. Equity market difficulties, the crisis in corporate confidence, and ongoing geopolitical concerns are acting as stiff headwinds to economic activity. Much of the recent economic growth was a result of defense spending and inventory liquidations. Going forward, capital spending must increase, the employment situation will need to improve, and final demand will need to rise. The Fed will take its cues from these important indicators and the path in interest rates will follow.

Portfolio of Investments

July 31, 2002

Principal Amount			Value
		GOVERNMENT AGENCIES--47.4%
$61,500,000	[1]	Federal Home Loan Bank System, Floating Rate Notes, 1.690% - 1.726%, 8/2/2002 - 10/21/2002	$61,473,505
28,510,000		Federal Home Loan Bank System, Notes, 2.105% - 5.000%, 12/17/2002 - 8/11/2003	28,536,615
5,500,000	[2]	Federal Home Loan Mortgage Corp., Discount Notes, 2.220% - 2.460%, 11/7/2002 - 5/22/2003	5,424,622
11,600,000		Federal Home Loan Mortgage Corp., Notes 4.750% - 6.625%, 8/15/2002 - 3/15/2003	11,705,208
75,500,000	[2]	Federal National Mortgage Association, Discount Notes, 1.760% - 3.395%, 8/9/2002 - 6/27/2003	75,003,684
98,500,000	[1]	Federal National Mortgage Association, Floating Rate Notes, 1.640% - 1.758%, 8/1/2002 -- 10/30/2002	98,466,323
37,500,000		Federal National Mortgage Association, Notes, 2.250% - 6.750%, 8/15/2002 - 8/1/2003	37,741,138
7,000,000	[1]	Student Loan Marketing Association, Floating Rate Note, 1.681%, 10/27/2003	6,993,954

		TOTAL GOVERNMENT AGENCIES	325,345,049

		REPURCHASE AGREEMENTS--51.5%[3]
5,702,000		BNP Paribas Securities Corp., 1.810%, dated 7/31/2002, due 8/1/2002	5,702,000
25,000,000		BNP Paribas Securities Corp., 1.850%, dated 7/31/2002, due 8/1/2002	25,000,000
30,000,000		Banc One Capital Markets, Inc., 1.850%, dated 7/31/2002, due 8/1/2002	30,000,000
30,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	30,000,000
25,000,000		Barclays Capital, Inc., 1.810%, dated 7/31/2002, due 8/1/2002	25,000,000
30,000,000		Bear Stearns Cos., Inc., 1.850%, dated 7/31/2002, due 8/1/2002	30,000,000
25,000,000		Countrywide Securities Corp., 1.850%, dated 7/31/2002, due 8/1/2002	25,000,000
23,000,000	[4]	Goldman Sachs & Co., 1.770%, dated 7/11/2002, due 8/12/2002	23,000,000
20,000,000		J.P. Morgan Securities, Inc., 1.860%, dated 7/31/2002, due 8/1/2002	20,000,000
7,000,000	[4]	Merrill Lynch Government Securities, 1.780%, dated 7/11/2002, due 11/12/2002	7,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$25,000,000	[4]	Merrill Lynch Government Securities, 1.790%, dated 6/5/2002, due 8/6/2002	$25,000,000
30,000,000		Salomon Smith Barney, Inc., 1.850%, dated 7/31/2002, due 8/1/2002	30,000,000
21,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 7/9/2002, due 8/12/2002	21,000,000
17,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 7/22/2002, due 8/22/2002	17,000,000
5,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 5/22/2002, due 8/22/2002	5,000,000
5,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 6/6/2002, due 9/13/2002	5,000,000
30,000,000		Westdeutsche Landesbank Girozentrale, 1.850%, dated 7/31/2002, due 8/1/2002	30,000,000

		TOTAL REPURCHASE AGREEMENTS	353,702,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$679,047,049

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($686,887,540) at July 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2002

Assets:
Investments in repurchase agreements	$353,702,000
Investments in securities	325,345,049

Total investments in securities, at amortized cost and value		$679,047,049
Cash		10,812
Income receivable		1,641,380
Receivable for shares sold		15,931,321

TOTAL ASSETS		696,630,562

Liabilities:
Payable for shares redeemed	9,362,703
Income distribution payable	42,971
Accrued expenses	337,348

TOTAL LIABILITIES		9,743,022

Net assets for 686,887,540 shares outstanding		$686,887,540

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$532,986,583 ÷ 532,986,583 shares outstanding		$1.00

Class B Shares:
$153,900,957 ÷ 153,900,957 shares outstanding		$1.00

Redemption Proceeds Per Share:
Class A Shares		$1.00

Class B Shares (94.50/100 of $1.00)[1]		$0.95

1 Under certain limited conditions, a "Contingent Deferred Sales Charge" of up to 5.50% may be imposed. See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended July 31, 2002

Investment Income:
Interest		$15,553,435

Expenses:
Investment adviser fee	$3,188,643
Administrative personnel and services fee	485,183
Custodian fees	63,290
Transfer and dividend disbursing agent fees and expenses	1,497,313
Directors'/Trustees' fees	5,135
Auditing fees	12,660
Legal fees	4,724
Portfolio accounting fees	115,795
Distribution services fee--Class B Shares	848,488
Shareholder services fee--Class A Shares	1,329,614
Shareholder services fee--Class B Shares	282,829
Share registration costs	61,759
Printing and postage	98,381
Insurance premiums	1,607
Miscellaneous	3,364

TOTAL EXPENSES	7,998,785

Waiver:
Waiver of shareholder services fee--Class A Shares	(797,768)

Net expenses		7,201,017

Net investment income		$8,352,418

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 7/31/2002	Period Ended 7/31/2001 [1]	Year Ended 3/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,352,418	$7,721,698	$39,645,237

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,750,471)	(6,808,415)	(36,178,843)
Class B Shares	(601,947)	(913,283)	(3,466,394)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,352,418)	(7,721,698)	(39,645,237)

Share Transactions:
Proceeds from sale of shares	1,745,932,621	590,862,177	6,027,748,021
Net asset value of shares issued to shareholders in payment of distributions declared	7,471,863	6,523,502	31,855,389
Cost of shares redeemed	(1,681,740,441)	(703,990,918)	(6,030,542,377)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,664,043	(106,605,239)	29,061,033

Change in net assets	71,664,043	(106,605,239)	29,061,033

Net Assets:
Beginning of period	615,223,497	721,828,736	692,767,703

End of period	$686,887,540	$615,223,497	$721,828,736

1 The Fund changed its fiscal year-end from March 31 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended	Year Ended March 31,
	7/31/2002	7/31/2001 [1]	2001	2000 [2]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.05	0.04	0.04	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.05)	(0.04)	(0.04)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.47%	1.21%	5.55%	4.43%	4.40%	4.67%

Ratios to Average Net Assets:

Expenses	0.96%	0.89%[4]	0.95%	1.02%	1.02%	1.06%

Net investment income	1.46%	3.59%[4]	5.41%	4.33%	4.31%	4.57%

Expense waiver/reimbursement[5]	0.15%	0.15%[4]	0.15%	0.15%	0.16%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$532,987	$525,484	$614,276	$609,340	$598,859	$611,630

1 The Fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended	Period Ended	Year Ended March 31,
	7/31/2002	7/31/2001 [1]	2001	2000 [2]	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.05	0.03	0.03	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.05)	(0.03)	(0.03)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.57%	0.90%	4.60%	3.50%	3.45%	3.71%

Ratios to Average Net Assets:

Expenses	1.86%	1.79%[4]	1.85%	1.92%	1.93%	1.98%

Net investment income	0.53%	2.69%[4]	4.51%	3.52%	3.36%	3.65%

Expense waiver/reimbursement[5]	--	--	--	--	--	0.05%

Supplemental Data:

Net assets, end of period (000 omitted)	$153,901	$89,739	$107,553	$83,428	$51,267	$19,146

1 The Fund changed its fiscal year end from March 31 to July 31.

2 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2002

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Liberty U.S. Government Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Class A Shares and Class B Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 2002, paid-in aggregated $686,887,540.

Transactions in shares were as follows:

	Year Ended 7/31/2002	Period Ended 7/31/2001 [1]	Year Ended 3/31/2001
Class A Shares:
Shares sold	1,545,110,367	552,318,233	5,836,555,246
Shares issued to shareholders in payment of distributions declared	6,994,043	5,838,660	29,298,149
Shares redeemed	(1,544,601,894)	(646,948,786)	(5,860,917,283)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,502,516	(88,791,893)	4,936,112

	Year Ended 7/31/2002	Period Ended 7/31/2001 [1]	Year Ended 3/31/2001
Class B Shares:
Shares sold	200,822,254	38,543,944	191,192,775
Shares issued to shareholders in payment of distributions declared	477,820	684,842	2,557,240
Shares redeemed	(137,138,547)	(57,042,132)	(169,625,094)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	64,161,527	(17,813,346)	24,124,921

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	71,664,043	(106,605,239)	29,061,033

1 The Fund changed its fiscal year-end from March 31 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.50% on the first $500 million, 0.475% on the second $500 million, 0.45% on the third $500 million, 0.425% on the fourth $500 million, and 0.40% over $2 billion.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares annually, to compensate FSC.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liberty U.S. Money Market Trust (the "Fund"), (one of the portfolios constituting the Money Market Obligations Trust), as of July 31, 2002, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended March 31, 1999 were audited by other auditors whose report, dated May 18, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty U.S. Government Money Market Trust, a portfolio of the Money Market Obligation Trust, at July 31, 2002, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 17, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager
Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8042603 (9/02)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL CAPITAL SHARES

Portfolio of Investments
Municipal Obligations Fund

July 31, 2002

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--1.9%
$3,110,000		Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs (Kappler USA, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$3,110,000
3,400,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	3,400,000
2,360,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,360,000
9,600,000		Columbia, AL IDB, PCR (1999 Series C), Daily VRDNs (Alabama Power Co.)	9,600,000
3,735,000		Geneva County, AL IDB, Adjustable Fixed Rate IDRB's (Series 1996), Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	3,735,000
2,315,000		Shelby County, AL EDA, (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,315,000

		TOTAL	24,520,000

		Alaska--0.6%
7,000,000		Valdez, AK Marine Terminal, (1994 Series B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	7,000,000
1,200,000		Valdez, AK Marine Terminal, (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 5/1/2003	1,200,000

		TOTAL	8,200,000

		Arizona--0.3%
4,000,000		Maricopa County, AZ, IDA, San Remo Apartments, 1.82875% TOBs (Bayerische Landesbank Girozentrale) 3/1/2003	4,000,000

		Arkansas--3.2%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310) Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,435,000
3,400,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	$14,000,000
11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	11,700,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	42,635,000

		California--2.7%
20,000,000		California State, Revenue Anticipation Warrants (Series B), 3.00% RANs, 11/27/2002	20,078,213
3,175,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,175,000
3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	3,000,000
5,000,000		California Statewide Communities Development Authority, (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	5,000,000
2,095,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	2,095,000
2,642,929	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 2.40% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,642,929

		TOTAL	35,991,142

		Colorado--0.5%
6,085,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,085,000

		Connecticut--1.2%
5,995,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.85% TOBs (Bank of America N.A. LIQ), Optional Tender 8/29/2002	5,995,000
3,300,000		Meriden, CT, 2.25% BANs, 8/8/2002	3,300,372
3,000,000		Meriden, CT, 3.25% BANs, 8/8/2002	3,000,251
3,070,000		Seymour, CT, 3.25% BANs, 9/19/2002	3,072,690

		TOTAL	15,368,313

		District of Columbia--1.4%
8,195,000		District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,195,000
4,000,000		District of Columbia, (Series 2001), Weekly VRDNs (K Mart Corp.)/(Bank of New York LOC)	4,000,000
6,000,000		District of Columbia, Multimodal Revenue Bonds (Series 1998C), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	6,000,000

		TOTAL	18,195,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--2.7%
$3,595,000		Broward County, FL HFA, MERLOTs (Series 2001 A27), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$3,595,000
8,209,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	8,209,000
1,000,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), Weekly VRDNs (Duval County, FL HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	1,000,000
3,265,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	3,265,000
4,000,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	4,000,000
3,990,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,990,000
2,000,000		Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,000,000
9,100,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	9,100,000

		TOTAL	35,159,000

		Georgia--4.0%
3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/3/2003	3,500,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,500,000
8,000,000		Burke County, GA Development Authority, (First Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	8,000,000
4,500,000		Clayton County, GA Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(J.P. Morgan Chase Bank LOC)	4,500,000
5,500,000		Columbus, GA Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,500,000
7,005,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,005,000
14,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	14,000,000
3,000,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$4,000,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$4,000,000
2,000,000		Savannah, GA EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000

		TOTAL	53,005,000

		Hawaii--0.2%
2,220,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (Federal National Mortgage Association COL)/(Wachovia Bank N.A. LIQ)	2,220,000

		Illinois--3.6%
11,140,000		Chicago, IL Single Family Mortgage, (PT-290) Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	11,140,000
2,875,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	2,875,000
1,760,000		Chicago, IL, (Series 1999), IDRB, Weekly VRDNs (Ade, Inc.)/(Firstar Bank, N.A. LOC)	1,760,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	10,500,000
6,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	6,000,000
1,075,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,075,000
4,180,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,180,000
1,150,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(American National Bank & Trust Co., Chicago LOC)	1,150,000
1,800,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,800,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,330,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One, Illinois, N.A. LOC)	1,330,000
1,960,000		Rockford, IL, 2.65% TOBs (Independence Village of Rockford)/(U.S. Bank N.A., Cincinnati LOC), Optional Tender 12/1/2002	1,960,000

		TOTAL	46,770,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--4.6%
$3,500,000		Avon, IN Community School Corp., 2.90% TANs, 12/31/2002	$3,507,119
1,250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,250,000
3,005,000		Elkhart County, IN, (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(Key Bank, N.A. LOC)	3,005,000
5,000,000		Elkhart, IN, Community Schools, (Series 2002-B), 2.50% TANs, 12/31/2002	5,012,341
1,425,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,425,000
12,105,000	[2]	Indiana Bond Bank, MERLOTs (Series 2001 - A119), 2.00% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/15/2002	12,105,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
1,905,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,905,000
3,700,000		Lake County, IN Public Library District, 2.00% TANs, 12/31/2002	3,703,028
1,480,000		Middlebury, IN Community Schools, 2.05% TANs, 12/31/2002	1,480,905
6,000,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	6,000,000
4,750,000		Richmond, IN Community Schools, 2.50% TANs, 12/31/2002	4,761,653
985,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana, N.A. LOC)	985,000
3,200,000		Spencer-Owen, IN Community Schools, 3.00% TANs, 12/31/2002	3,214,479
3,000,000		Westfield Washington, IN Schools, 2.25% TANs, 12/31/2002	3,004,299
2,195,000		Westfield, IN IDR, (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	2,195,000
3,000,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000

		TOTAL	59,953,824

		Kansas--2.1%
1,000,000		Bonner Springs, KS, 2.00% BANs, 3/1/2003	1,000,000
4,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power and Light Co.), Optional Tender 8/30/2002	4,000,000
2,000,000		Burlington, KS, (Series D), 3.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 8/30/2002	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kansas--continued
$8,570,000		Sedgwick & Shawnee Counties, KS, MERLOTs (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$8,570,000
7,555,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	7,555,000
4,000,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-I), 1.85% BANs, 2/1/2003	4,000,000

		TOTAL	27,125,000

		Kentucky--1.7%
6,000,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,350,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,350,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
3,320,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	3,320,000

		TOTAL	22,665,000

		Louisiana--1.5%
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One, N.A. (Chicago) LOC)	10,100,000
3,400,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	20,100,000

		Maine--1.2%
3,800,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet National Bank LOC)	3,800,000
2,550,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet National Bank LOC)	2,550,000
5,885,000		Maine State Housing Authority, MERLOTs (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,885,000
1,630,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,630,000
2,015,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	2,015,000

		TOTAL	15,880,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--1.0%
$1,286,000		Harford County, MD, (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	$1,286,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	4,375,000
2,440,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	2,440,000
4,905,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	4,905,000

		TOTAL	13,006,000

		Michigan--0.7%
9,700,000		Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	9,700,000

		Minnesota--4.6%
1,150,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 1.712% TOBs (Bayerische Landesbank Girozentrale) 1/5/2003	3,600,000
3,400,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,400,000
20,940,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	20,940,000
2,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,225,000
9,730,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	9,730,000
5,250,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLP (Series 2002), 1.71% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 5/1/2003	5,250,000
2,170,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,170,000
980,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	980,000
8,900,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs)	8,900,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000

		TOTAL	60,595,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--3.3%
$16,900,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	$16,900,000
4,500,000		Mississippi Home Corp., (PT-1446) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	4,500,000
7,670,000		Mississippi Home Corp., MERLOTs (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,670,000
4,000,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,000,000
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 2.50% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Optional Tender 10/1/2002	9,790,000

		TOTAL	42,860,000

		Missouri--1.2%
1,460,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,460,000
5,510,000		Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,510,000
7,530,000		Missouri State Housing Development Commission, MERLOTS (Series 2001-A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,530,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	15,500,000

		Montana--0.8%
3,300,000		Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,300,000
6,655,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), 1.70% TOBs (Bank of America N.A. LIQ), Optional Tender 6/5/2003	6,655,000

		TOTAL	9,955,000

		Multi State--8.8%
14,095,000		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	14,095,000
14,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$46,905,461		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$46,905,461
20,000,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09), Weekly VRDNs (Ambac Financial Group, Inc., FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	20,000,000
2,399,572	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1998-2), 2.50% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,399,572
3,088,541	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.50% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	3,088,541
2,015,000		Palm Beach County, FL HFA, MERLOTS (Series 2001 A-71), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,015,000
12,579,740	[2]	Pitney Bowes Credit Corp. LeaseTOPS Trust (Multistate Non-AMT)/ (Series 2002-1), 2.15% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 7/9/2003	12,579,740

		TOTAL	115,083,314

		Nebraska--4.2%
2,400,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,400,000
4,150,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,150,000
10,000,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	10,000,000
29,640,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	29,640,000
3,600,000		Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,600,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	55,490,000

		Nevada--0.6%
7,535,000		Clark County, NV, (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	7,535,000
800,000		Sparks, NV, (Series 1996), Weekly VRDNs (Antioch Publishing Co.)/(National City Bank, Ohio LOC)	800,000

		TOTAL	8,335,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--0.8%
$4,600,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	$4,600,000
2,612,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,612,000
3,275,000		New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,275,000

		TOTAL	10,487,000

		New Jersey--0.2%
2,188,019		Beach Haven, NJ, 2.75% BANs, 6/13/2003	2,201,942

		New Mexico--1.7%
3,220,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,220,000
5,300,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	5,300,000
4,275,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	4,275,000
3,060,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,060,000
6,375,000		New Mexico Mortgage Finance Authority, MERLOTs (Series 2001 A66), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,375,000

		TOTAL	22,230,000

		New York--4.2%
4,000,000		Carthage, NY Central School District, 2.375% RANs, 6/27/2003	4,022,137
8,500,000		New York City Housing Development Corp., (Series 2000A), Weekly VRDNs (15th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	8,500,000
6,030,000		New York City Municipal Water Finance Authority, (Fiscal 2001 F-2 Bonds) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	6,030,000
2,200,000		New York City, NY, (1994 Series C), Daily VRDNs (J.P. Morgan Chase Bank LOC)	2,200,000
9,000,000		New York State Energy Research & Development Authority, Pollution Control Revenue Adjustable Rate Bonds (1988 Series A), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	9,000,000
12,500,000		New York State HFA, (Series 2002A), Related-West 23rd Street Housing, Weekly VRDNs (23rd Chelsea Associates, LLC)/(Bayerische Hypothekenund Vereinsbank AG LOC)	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Norwood-Norfolk, NY Central School District, 2.375% BANs, 6/27/2003	$4,023,279
3,200,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	3,200,000
5,000,000		Waverly, NY Central School District, 2.50% BANs, 6/30/2003	5,035,840

		TOTAL	54,511,256

		North Carolina--2.8%
9,000,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A), Weekly VRDNs (Nucor Corp.)	9,000,000
3,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001), Weekly VRDNs (Stefano Foods, Inc.)/(Wachovia Bank N.A. LOC)	3,800,000
4,995,000		North Carolina HFA, MERLOTS (Series 2002-A39), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,995,000
6,500,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	6,500,000
1,000,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
11,000,000	[2]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	11,000,000
465,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authorithy, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	465,000

		TOTAL	36,760,000

		Ohio--3.0%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 1998-18), 2.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	4,000,000
2,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	2,000,000
4,365,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(PNC Bank, N.A. LOC)	4,365,000
6,240,000		Ohio HFA Multifamily Housing, MERLOTS (Series 2000 AA), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,240,000
5,500,000		Ohio HFA Multifamily Housing, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,500,000
9,000,000		Ohio Solid Waste Facility, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP Amoco PLC GTD)	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,955,000		Ohio State, Floater Certificates (Series 2001-601), Weekly VRDNs (Morgan Stanley LIQ)	$4,955,000
3,500,000		Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000

		TOTAL	39,560,000

		Oklahoma--0.5%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	6,000,000

		Oregon--1.4%
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,500,000

		Pennsylvania--0.2%
2,700,000		William Penn School District, PA, 2.50% TRANs, 6/30/2003	2,714,499

		Rhode Island--1.1%
2,980,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A31), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,980,000
5,100,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,100,000
4,130,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	4,130,000
2,300,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,510,000

		South Carolina--3.8%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
985,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One, N.A. (Ohio) LOC)	985,000
200,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	200,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
3,070,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,070,000
4,750,000		South Carolina Jobs-EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$400,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	$400,000
650,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	650,000
400,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	400,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
3,200,000		York County, SC IDA, (Series 1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	3,200,000

		TOTAL	50,355,000

		Tennessee--1.0%
1,500,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,500,000
2,000,000		Covington, TN IDB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
1,440,000		Dickson County, TN IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)	1,440,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,350,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,350,000
600,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000

		TOTAL	13,890,000

		Texas--12.8%
5,000,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,000,000
12,000,000		Austin, TX Airport System, MERLOTs (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,990,000		Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,990,000
6,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Electric Co.)/(Bank of New York SWP)	6,000,000
6,755,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,755,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	$12,055,000
3,230,000		Dallas-Fort Worth, TX International Airport, MERLOTs (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,230,000
12,725,000		Harris County, TX HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	12,725,000
9,605,000		Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,605,000
6,525,000		Houston, TX Water & Sewer System, Variable Certificates (Series 2002F), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
17,400,000		Lower Neches Valley Authority, TX, (Subseries 2001A), Daily VRDNs (Exxon Mobil Corp.)	17,400,000
15,100,000		Midlothian, TX Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
4,040,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,040,000
5,500,000		Tarrant County, TX IDC, (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(J.P. Morgan Chase Bank LOC)	5,500,000
3,730,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	3,730,000
13,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	13,012,393
4,900,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,900,000
11,500,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XLCA Insurance Corp. INS)/(Dexia Credit Local LIQ)	11,500,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	167,917,393

		Virginia--2.1%
1,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	1,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/1/2003	5,000,000
6,880,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	6,880,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$4,750,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Company, LLC.)/(SunTrust Bank LOC)	$4,750,000
6,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	6,500,000
3,300,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,300,000

		TOTAL	27,430,000

		Washington--3.3%
7,000,000		Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,000,000
5,280,000		Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,280,000
7,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	7,000,000
11,900,000		Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	11,900,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(Federal National Mortgage Association LOC)	5,350,000
7,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	7,000,000

		TOTAL	43,530,000

		West Virginia--0.1%
1,940,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,940,000

		Wisconsin--1.7%
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,300,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,300,000
2,470,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,470,000
2,300,000		Milwaukee, WI, (Series 1997), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,700,000		Prescott, WI School District, 3.25% TRANs, 8/23/2002	$1,700,569
3,680,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,680,000
6,645,000		Wisconsin Housing & EDA, Trust Receipts (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	6,645,000

		TOTAL	22,095,569

		Wyoming--0.4%
4,900,000		Converse County, WY, Pollution Control Revenue Refunding Bonds (Series 1994), Daily VRDNs (Pacificorp)/(Ambac Financial Group, Inc. INS)/(Bank of New York LIQ)	4,900,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,307,929,252

Securities that are subject to alternative minimum tax represent 73.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
98.5%	1.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2002, these securities amounted to $68,965,782 which represents 5.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,312,178,114) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranty
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	-- Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

July 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--12.9%
		Banking--12.9%
$180,000,000		Abbey National Bank PLC, London, 2.400% - 2.460%, 11/20/2002 - 12/18/2002	$179,999,999
53,000,000		Bank of New York, 2.065%, 7/1/2003	52,983,148
400,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.850% - 2.000%, 8/12/2002 - 11/18/2002	400,000,000
115,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.810% - 1.920%, 8/5/2002 - 1/22/2003	115,000,000
152,500,000		Comerica Bank, 2.275% - 2.502%, 3/10/2003 - 6/23/2003	152,517,910
100,000,000		Credit Agricole Indosuez, 1.880%, 10/31/2002	100,000,000
56,000,000		Credit Suisse First Boston, 1.810%, 2/3/2003	56,000,000
50,000,000		Den Danske Bank A/S, 3.630%, 9/9/2002	49,999,478
23,000,000		Mellon Bank N.A., Pittsburgh, 1.900%, 12/10/2002	23,000,000
5,000,000		Rabobank Nederland, Utrecht, 2.500%, 3/7/2003	5,005,040
100,000,000		Royal Bank of Canada, Montreal, 2.200%, 2/18/2003	100,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 2.280%, 6/30/2003	30,034,868
65,000,000		UBS AG, 1.850%, 8/29/2002	65,002,472
115,000,000		Westdeutsche Landesbank Girozentrale, 1.790% - 1.950%, 8/15/2002 - 1/29/2003	115,000,000

		TOTAL CERTIFICATES OF DEPOSIT	1,444,542,915

		COLLATERALIZED LOAN AGREEMENTS--14.7%
		Banking--9.8%
250,000,000		ABN AMRO, Inc., 1.872%, 8/1/2002	250,000,000
100,000,000		CDC Financial Products, Inc., 1.862%, 8/1/2002	100,000,000
100,000,000		Credit Suisse First Boston Corp., 1.880%, 8/1/2002	100,000,000
450,000,000		Deutsche Bank Alex Brown, Inc., 1.862% - 1.872%, 8/1/2002	450,000,000
200,000,000		Greenwich Capital Markets, Inc., 1.880%, 8/1/2002	200,000,000

		TOTAL	1,100,000,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--4.9%
$200,000,000		Goldman Sachs Group, Inc., 1.852% - 1.862%, 8/1/2002	$200,000,000
50,000,000		Morgan Stanley and Co., Inc., 1.892%, 8/1/2002	50,000,000
300,000,000		Salomon Brothers, Inc., 1.862% - 1.952%, 8/1/2002	300,000,000

		TOTAL	550,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,650,000,000

		COMMERCIAL PAPER--27.2%[1]
		Banking--9.2%
84,000,000		Barclays U.S. Funding Corp., (Barclays Bank PLC GTD), 1.830%, 8/14/2002	83,944,490
100,000,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.780%, 8/20/2002	99,906,055
25,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.790%, 8/26/2002	24,968,924
99,000,000		Citicorp, 1.770% - 1.780%, 8/20/2002 - 10/29/2002	98,738,612
100,000,000		Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 1.800% - 2.120%, 10/28/2002 - 1/21/2003	99,308,389
51,868,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 1.770% - 1.820%, 8/5/2002 -- 10/29/2002	51,721,709
127,000,000		ING (U.S.) Funding LLC, (ING Bank N.V. GTD), 1.900% - 1.980%, 8/7/2002 - 3/26/2003	126,374,930
149,512,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.810% - 1.820%, 8/15/2002 - 10/17/2002	149,158,509
31,877,000		Park Avenue Receivables Corp., 1.780%, 8/21/2002	31,845,477
132,746,000		Stellar Funding Group Inc., 1.800% - 1.950%, 8/1/2002 - 1/2/2003	132,384,589
55,085,000		Three Rivers Funding Corp., 1.780%, 8/22/2002	55,027,803
80,000,000		Variable Funding Capital Corp., 1.800%, 1/22/2003	79,304,000

		TOTAL	1,032,683,487

		Consumer Products--0.4%
50,000,000		Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,536,583

		Finance - Automotive--1.4%
25,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.810%, 8/13/2002	24,984,917
135,000,000		FCAR Auto Loan Trust, (Series A1/P1), 1.870% - 1.940%, 8/8/2002 - 9/16/2002	134,878,606

		TOTAL	159,863,523

Principal Amount			Value
		CoMMERCIAL PAPER--continued[1]
		Finance -- Commercial--8.1%
$125,000,000		Clipper Receivables Corp., 1.790% - 1.810%, 8/5/2002 - 9/4/2002	$124,863,153
44,750,000		Compass Securitization LLC, 1.770%, 10/28/2002	44,556,382
85,000,000		Eureka Securitization Inc., 1.770%, 10/30/2002	84,623,875
100,000,000		Falcon Asset Securitization Corp., 1.780%, 8/22/2002	99,896,167
230,000,000		General Electric Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.910% - 1.940%, 8/5/2002 -- 8/21/2002	229,864,633
320,000,000		General Electric Capital Corp., 1.910% - 2.120%, 8/12/2002 - 10/25/2002	319,282,611

		TOTAL	903,086,821

		Finance - Retail--1.6%
75,000,000		Mortgage Interest Networking Trust A1+/P1, 1.790% - 1.810%, 8/7/2002 - 8/16/2002	74,966,229
100,000,000		Sheffield Receivables Corp., 1.800%, 8/5/2002	99,980,000

		TOTAL	174,946,229

		Finance -- Securities--2.6%
56,348,000		Ivory Funding Corp., 1.820%, 9/9/2002	56,236,900
50,500,000		K2 (USA) LLC, (K2 Corp. GTD), 1.910%, 8/6/2002 - 8/7/2002	50,485,463
185,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.910% - 2.085%, 8/5/2002 - 3/14/2003	184,025,433

		TOTAL	290,747,796

		Insurance--3.5%
2,000,000		CXC, Inc., 1.810%, 8/12/2002	1,998,894
180,000,000		Galaxy Funding Inc., 1.770% - 1.940%, 8/13/2002 - 1/24/2003	179,055,350
210,000,000		Paradigm Funding LLC, 1.800% - 1.940%, 8/9/2002 - 11/4/2002	209,628,028

		TOTAL	390,682,272

		Telecommunications--0.4%
50,000,000		Verizon Global Funding, 1.820%, 9/20/2002	49,873,611

		TOTAL COMMERCIAL PAPER	3,051,420,322

		BANK NOTES--1.3%
		Banking--1.3%
150,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.790%, 8/2/2002	149,992,542

Principal Amount			Value
		SHORT-TERM NOTES--9.1%
		Banking--0.2%
$25,000,000		Comerica Bank, 1.830%, 8/8/2002	$25,000,529

		Brokerage--1.4%
110,000,000		Goldman Sachs Group, Inc., 1.962%, 8/1/2002	110,000,000
44,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	44,000,000

		TOTAL	154,000,000

		Finance - Automotive--1.2%
8,468,725		Ford Credit Auto Owner Trust 2002-B, Class A1, 2.010%, 12/16/2002	8,468,725
83,637,488		Ford Credit Auto Owner Trust 2002-C, Class A1, 1.860%, 3/17/2003	83,637,488
27,101,235		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	27,101,235
125,673		Household Automotive Trust 2001-3, Class A-1, 2.382%, 11/18/2002	125,673
15,934,907		Nissan Auto Receivables Owner Trust 2002-A, Class A1, 1.843%, 2/10/2003	15,934,907

		TOTAL	135,268,028

		Finance - Equipment--0.2%
12,565,558		CIT Equipment Collateral 2002-VT1, Class A1, 1.960%, 5/20/2003	12,565,558
4,514,016		CNH Equipment Trust 2001-B, Class A1, 2.112%, 12/16/2002	4,514,016

		TOTAL	17,079,574

		Finance - Securities--4.5%
193,000,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 2.420% - 2.990%, 9/30/2002 - 4/2/2003	193,000,000
75,000,000		K2 (USA) LLC, (K2 Corp. GTD), 1.820%, 9/10/2002	75,000,000
233,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.300% - 2.900%, 9/24/2002 -7/1/2003	233,000,000

		TOTAL	501,000,000

		Insurance--0.2%
27,921,429		Americredit Automobile Receivables Trust 2002-A, Class A1, (FSA INS), 1.920%, 3/12/2003	27,921,429

		Retail--0.4%
49,350,000		Wal-Mart Stores, Inc., 4.375% - 6.875%, 8/1/2002 - 8/1/2003	50,217,128

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Telecommunications--1.0%
$50,000,000		BellSouth Corp., 4.105%, 4/26/2003	$50,470,306
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,766,540

		TOTAL	111,236,846

		TOTAL SHORT-TERM NOTES	1,021,723,534

		GOVERNMENT AGENCY--0.3%
		Government Agency--0.3%
37,000,000		Federal National Mortgage Association, 2.300%, 7/30/2003	37,000,000

		LOAN PARTICIPATION--0.5%
		Chemicals--0.3%
36,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.830% - 1.930%, 8/8/2002 - 12/27/2002	36,000,000

		Electrical Equipment--0.2%
16,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.859%, 8/17/2002	16,700,000

		TOTAL LOAN PARTICIPATION	52,700,000

		NOTES -- VARIABLE--27.0% [2]
		Banking--8.7%
5,739,000		Aaron Oil Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,739,000
6,945,000		Acton Realty Investors LLP, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	6,945,000
3,425,000		Alabama State IDA, (Regions Bank, Alabama LOC), 1.877%, 8/1/2002	3,425,000
2,000,000		Albuquerque, NM, (Series 1997), El Canto, Inc., (Wells Fargo Bank Minnesota, N.A. LOC), 2.070%, 8/1/2002	2,000,000
4,750,000		American Custom Yachts, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	4,750,000
5,820,000		B & H Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,820,000
11,040,000		Badger Mining Corp., (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	11,040,000
12,270,000		Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 1.950%, 8/7/2002	12,270,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$625,000		Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 1.970%, 8/1/2002	$625,000
5,400,000		Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hill LOC), 1.919%, 8/7/2002	5,400,000
2,300,000		Birmingham Fastener and Supply, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,300,000
3,440,000		Boyd-Plott LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,440,000
6,270,000		Brownsburg Christian Church, Inc., (Series 2000), (Firstar Bank, N.A. LOC), 1.970%, 8/1/2002	6,270,000
3,290,000		Brumfield Properties, Inc., (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	3,290,000
1,340,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,340,000
7,750,000		California Statewide Communities Development Authority, Revenue Bonds, (U.S. Bank N.A., MN LOC), 1.870%, 8/1/2002	7,750,000
4,500,000		CAM International LP, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	4,500,000
2,585,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.900%, 8/1/2002	2,585,000
4,942,000		Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	4,942,000
3,591,000		Capital One Funding Corp., (Series 1994-E), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	3,591,000
4,410,000		Capital One Funding Corp., (Series 1995-C), (Bank One, Wisconsin, N.A. LOC), 1.920%, 8/1/2002	4,410,000
7,715,000		Capital One Funding Corp., (Series 1996-G), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	7,715,000
8,922,000		Capital One Funding Corp., (Series 1996-I), (Bank One, Dayton, N.A. LOC), 1.920%, 8/1/2002	8,922,000
12,860,000		Capital One Funding Corp., (Series 1997-C), (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	12,860,000
17,128,000		Capital One Funding Corp., (Series 1997-F), (Bank One, Texas, N.A. LOC), 1.920%, 8/1/2002	17,128,000
19,667,000		Capital One Funding Corp., (Series 1997-G), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	19,667,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$8,565,000		Capital One Funding Corp., (Series 2000-D), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	$8,565,000
11,757,000		Capital One Funding Corp., (Series 2001-B), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	11,757,000
13,600,000		Capital One Funding Corp., (Series 2001-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	13,600,000
2,670,000		Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,670,000
9,015,000		Cedarville College, Ohio, (Series 1998), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	9,015,000
4,100,000		Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	4,100,000
7,665,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.820%, 8/1/2002	7,665,000
9,900,000		Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	9,900,000
3,450,000		Cleveland Country Club, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.940%, 8/1/2002	3,450,000
6,500,000		Cleveland, TN IDB, Revenue Bonds, (Wachovia Bank of NC, N.A. LOC), 1.920%, 8/7/2002	6,500,000
8,525,000		Coilplus-Alabama, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 8/1/2002	8,525,000
40,000,000		Comerica Bank, 1.860%, 8/31/2002	40,013,859
75,000,000		Comerica Bank, 1.860%, 8/31/2002	75,021,671
12,170,000		Community Centre Group of Cos., (Comerica Bank LOC), 1.920%, 8/1/2002	12,170,000
15,000,000		Cook County, IL, (Dexia Group Liquidity Support) (Series 2002A), 1.860%, 8/7/2002	15,000,000
5,300,000		Davis Industries, Inc., (Comerica Bank LOC), 1.920%, 8/1/2002	5,300,000
5,000,000		Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,000,000
5,750,000		Dick Corp. Headquarters LP, (Series 2001), (National City Bank, Pennsylvania LOC), 1.950%, 8/1/2002	5,750,000
6,100,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	6,100,000
2,795,000		Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	2,795,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$5,400,000		Elmira Downtown Arena LLC, (KeyBank, N.A. LOC), 1.950%, 8/1/2002	$5,400,000
980,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	980,000
5,510,000		Equity Development Corp., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,510,000
4,000,000		Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 1.930%, 8/1/2002	4,000,000
510,000		Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.870% 8/1/2002	510,000
2,500,000		Frank Nelson Building of Birmingham LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,500,000
5,870,000		Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	5,870,000
1,200,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.950%, 8/7/2002	1,200,000
6,115,000		Freeport, IL, (Firstar Bank, N.A. LOC), 1.820%, 8/1/2002	6,115,000
2,335,000		Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	2,335,000
3,780,000		Galliano Marine Service, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	3,780,000
5,500,000		Gary, IN, Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.940%, 8/1/2002	5,500,000
3,330,000		Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 1.900%, 8/7/2002	3,330,000
1,310,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	1,310,000
3,295,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 2.050%, 8/1/2002	3,295,000
3,750,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 2.000%, 8/1/2002	3,750,000
9,805,000		Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	9,805,000
4,830,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	4,830,000
6,500,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	6,500,000
3,085,000		IPC Industries, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	3,085,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$5,250,000		IT Spring Wire, LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 1.950%, 8/1/2002	$5,250,000
7,530,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	7,530,000
6,000,000		Interlock Realty Co., (Series 2002), (U.S. Bank N.A., Cincinatti LOC), 1.970%, 8/1/2002	6,000,000
1,670,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	1,670,000
2,600,000		Kentucky Derby Hosiery Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,600,000
8,500,000		KinderCare Learning Centers, Inc., (Series B), (J.P. Morgan Chase Bank LOC), 2.000%, 8/7/2002	8,500,000
1,815,000		Kit Carson County, CO, Midwest Farms LLC Project, (Wells Fargo Bank Minnesota, N.A. LOC), 1.950%, 8/7/2002	1,815,000
4,525,000		Kite Rubloff, Logansport, LLC, (Series 1998 A), (First of America Bank, Ohio LOC), 2.000%, 8/1/2002	4,525,000
4,500,000		LCO Ventures & Realty, (Fleet National Bank LOC), 2.050%, 8/7/2002	4,500,000
6,000,000		La Verne, CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank, N.A. LOC), 2.000%, 8/1/2002	6,000,000
3,090,000		Life Church Birmingham, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,090,000
3,920,000		Lincoln Park Associates LP, (Bank One, N.A. LOC), 1.910%, 8/1/2002	3,920,000
5,000,000		Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank of NC, N.A. GTD), 1.920%, 8/7/2002	5,000,000
31,290,000		M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 1.970%, 8/1/2002	31,290,000
4,000,000		MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.950%, 8/1/2002	4,000,000
11,120,000		MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.920%, 8/1/2002	11,120,000
55,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.940%, 9/27/2002	55,000,000
2,007,000		MacDonald & Associates LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,007,000
8,700,000		Medical Arts Capital LLC, (Series 2001), (Regions Bank, Alabama LOC), 1.900%, 8/1/2002	8,700,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$1,280,000		Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 1.920%, 8/1/2002	$1,280,000
3,100,000		Mike Patton Real Estate II, LLC, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,100,000
4,300,000		Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	4,300,000
1,400,000		Mississippi Business Finance Corp., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	1,400,000
2,760,000		Mississippi Business Finance Corp., MS IDR, (Bank One, Illinois, N.A. LOC), 1.850%, 8/1/2002	2,760,000
3,100,000		Multicraft International LP, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,100,000
2,740,000		New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 1.970%, 8/1/2002	2,740,000
3,600,000		New Jersey EDA, Morey Organization, Inc. Project, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.900%, 8/7/2002	3,600,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank of NC, N.A. LOC), 1.970%, 8/7/2002	2,565,000
5,650,000		Norcross Investment Group, LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	5,650,000
39,500,000		Novant Health, Inc., (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	39,500,000
7,260,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	7,260,000
3,230,000		Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	3,230,000
4,195,000		P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	4,195,000
4,350,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	4,350,000
3,000,000		Parker Towing Co., Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,000,000
7,470,000		Pepin Distributing Co., (Wachovia Bank of NC, N.A. LOC), 1.840%, 8/1/2002	7,470,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$845,000		Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.820%, 8/1/2002	$845,000
8,246,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	8,246,000
6,760,000		R & J Investment Co., (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	6,760,000
3,300,000		Riverchase Country Club, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,300,000
20,000,000		SMM Trust, (Series 2001-M), (J.P. Morgan Chase Bank Swap Agreement), 1.890%, 9/13/2002	20,000,000
1,449,000		Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	1,449,000
7,000,000		Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 1.970%, 8/1/2002	7,000,000
7,650,000		Second Baptist Church, Millington, TN, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	7,650,000
18,500,000		Seeber USA, LLP, (Series 2000), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	18,500,000
7,080,000		Sherman-Dixie Concrete Industries, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	7,080,000
5,850,000		Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	5,850,000
3,230,000		Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,230,000
5,000,000		Springhill Medical Comples, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	5,000,000
10,025,000		Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 1.970%, 8/1/2002	10,025,000
985,000		TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	985,000
2,890,000		TIL Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,890,000
2,500,000		TTL Realty LLC, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,500,000
975,000		Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.900%, 8/7/2002	975,000
4,000,000		Tarrant Hydraulics Services LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	4,000,000
3,000,000		Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,000,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$3,505,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.870%, 8/7/2002	$3,505,000
825,000		Triple O, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	825,000
2,795,000		University Ltd. Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,795,000
3,670,000		VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 1.980%, 8/1/2002	3,670,000
1,982,000		Valleydale Baptist Church, (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	1,982,000
2,000,000		Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,000,000
5,575,000		Vista Grande Villa, MI Revenue Bonds, (Lasalle Bank, N.A. LOC), 1.950% 8/1/2002	5,575,000
6,500,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	6,500,000
4,500,000		Watson St. Louis Property LLC, (Series 2001), (U.S. Bank N.A., MN LOC), 2.000%, 8/1/2002	4,500,000
3,840,000		Weaver Rentals LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,840,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	6,400,000
25,000,000		Wells Fargo & Co., 1.839%, 8/14/2002	25,000,000
2,000,000		White's Ferry Road Church of Christ, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,000,000
10,990,000		Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank, Cincinnati, N.A. LOC), 2.000%, 8/1/2002	10,990,000
5,900,000		Winder-Barrow Industrial Building Authority, GA, Keebler Co. Project, (Series 2000), Revenue Bonds, (SunTrust Bank LOC), 1.900%, 8/7/2002	5,900,000

		TOTAL	978,010,530

		Brokerage--2.7%
95,000,000		Goldman Sachs Group, Inc., 1.860% - 1.898%, 8/16/2002 - 8/22/2002	95,000,000
72,000,000		Goldman Sachs Group, Inc., 1.900%, 8/22/2002	72,000,000
140,000,000		Merrill Lynch & Co., Inc., 1.889%, 8/11/2002	140,000,000

		TOTAL	307,000,000

Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Consumer Products--0.8%
$25,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.870%, 9/12/2002	$25,000,000
70,000,000		Unilever N.V., 1.974%, 10/24/2002	70,021,500

		TOTAL	95,021,500

		Finance - Commercial--2.9%
324,000,000		Compass Securitization LLC, 1.794% - 1.799%, 8/5/2002 -- 8/14/2002	323,994,131

		Finance - Retail--0.8%
85,250,000		USA Education, Inc., 1.828% - 2.167%, 9/16/2002 - 10/27/2002	85,249,616

		Finance -- Securities--2.6%
242,000,000		K2 (USA) LLC, (K2 Corp. GTD), 1.819% - 1.850%, 8/11/2002 - 8/22/2002	241,997,651
48,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.829% - 1.972%, 8/5/2002 -- 8/21/2002	48,000,000

		TOTAL	289,997,651

		Government Agency--0.1%
975,000		Direct One Funding Corp., (Series 2000) (Sexton Properties), (FNMA INS), 1.890%, 8/1/2002	975,000
5,600,000		Direct One Funding Corp., (Series 2001), (FNMA LOC), 1.890%, 8/1/2002	5,600,000

		TOTAL	6,575,000

		Insurance--3.5%
24,000,000		Allstate Life Insurance Co., 1.978% - 1.989%, 8/1/2002	24,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.839% - 1.997%, 8/1/2002 - 9/3/2002	40,000,000
62,400,000		Jackson National Life Insurance Co., 1.930% - 2.020%, 8/22/2002 - 10/1/2002	62,400,000
44,000,000		Monumental Life Insurance Co., 1.950% - 2.060%, 8/1/2002	44,000,000
50,000,000		New York Life Insurance Co., 1.998% - 2.000%, 8/1/2002 - 9/1/2002	50,000,000
75,000,000		Paradigm Funding LLC, 1.808%, 8/1/2002 -- 8/2/2002	75,000,000
15,000,000		Protective Life Insurance Co., 2.010%, 8/1/2002	15,000,000
35,000,000		Security Life of Denver Insurance Co., 1.940% - 1.951%, 9/26/2002 - 10/24/2002	35,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 2.000%, 10/7/2002	25,000,000
20,000,000		Travelers Insurance Co., 1.960%, 9/28/2002	20,000,000

		TOTAL	390,400,000

Principal Amount or Shares			Value
		NOTES -- VARIABLE--continued[2]
		Pharmaceuticals and Health Care--1.8%
$201,000,000		Merck & Co., Inc., 1.775% - 1.778%, 8/26/2002	$201,001,744

		Telecommunications--3.1%
36,000,000		BellSouth Telecommunications, Inc., 1.908%, 9/3/2002	36,000,000
310,100,000		Verizon Global Funding, 1.817% - 1.970%, 8/1/2002 - 9/16/2002	310,056,310

		TOTAL	346,056,310

		TOTAL NOTES -- VARIABLE	3,023,306,482

		MUTUAL FUND--0.9%
		Asset Management--0.9%
100,000,000		Nations Money Market Reserves, 1.763%, 8/1/2002	100,000,000

		REPURCHASE AGREEMENTS--6.4%[4]
$100,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
200,000,000		J.P. Morgan Securities, Inc., 1.860%, dated 7/31/2002, due 8/1/2002	200,000,000
200,000,000		Salomon Smith Barney, Inc., 1.850%, dated 7/31/2002, due 8/1/2002	200,000,000
213,406,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	213,406,000

		TOTAL REPURCHASE AGREEMENTS	713,406,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$11,244,091,795

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, this security amounted to $55,000,000 which represents 0.5% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,206,634,542) at July 31, 2002.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements.

Portfolio of Investments
Prime Value Obligations Fund

July 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--13.5%
		Banking--13.5%
$50,000,000		Abbey National Bank PLC, London, 2.000%, 10/15/2002	$50,000,000
50,000,000		BNP Paribas, 1.830%, 10/17/2002	50,000,000
48,000,000		Bank of New York, 2.065%, 7/1/2003	47,984,738
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.920%, 8/15/2002	100,000,000
176,500,000		Comerica Bank, 2.275% - 2.610%, 3/7/2003 - 6/23/2003	176,481,270
50,000,000		Credit Suisse First Boston, 1.820%, 2/3/2003	50,000,000
4,000,000		Den Danske Bank A/S, 2.590%, 5/23/2003	4,017,150
200,000,000		J.P. Morgan Chase & Co., 1.840% - 1.920%, 8/5/2002 - 8/28/2002	200,000,000
100,000,000		Landesbank Baden-Wuerttemberg, 1.870% - 1.980%, 8/5/2002 - 1/10/2003	100,017,789
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.500%, 2/5/2003	10,000,000
75,000,000		Svenska Handelsbanken Inc., Stockholm, 1.780%, 8/15/2002	75,000,000
50,000,000		Toronto Dominion Bank, 1.810%, 1/17/2003	50,000,000
40,000,000		U.S. Bank N.A., Cincinnati, 2.250%, 6/23/2003	39,989,380
295,000,000		UBS AG, 2.210% - 2.770%, 12/17/2002 - 3/12/2003	294,951,666
25,000,000		Westdeutsche Landesbank Girozentrale, 1.940%, 8/26/2002	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	1,273,441,993

		COLLATERALIZED LOAN AGREEMENTS--14.2%
		Banking--9.5%
250,000,000		ABN AMRO, Inc., 1.872%, 8/1/2002	250,000,000
200,000,000		Deutsche Bank Alex Brown, Inc., 1.872%, 8/1/2002	200,000,000
250,000,000		J.P. Morgan Chase & Co., 1.882%, 8/1/2002	250,000,000
200,000,000		Wachovia Securities, Inc., 1.912%, 8/1/2002	200,000,000

		TOTAL	900,000,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--4.7%
$115,000,000		Bear Stearns Cos., Inc., 1.880%, 8/1/2002	$115,000,000
25,000,000		Goldman Sachs Group Inc., 1.852%, 8/1/2002	25,000,000
100,000,000		Lehman Brothers, Inc., 1.992%, 8/1/2002	100,000,000
200,000,000		Salomon Brothers, Inc., 1.862% - 1.952%, 8/1/2002	200,000,000

		TOTAL	440,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,340,000,000

		COMMERCIAL PAPER--21.2%[1]
		Banking--7.7%
100,000,000		Bank of America Corp., 1.870%, 8/16/2002	99,922,083
25,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.790%, 8/26/2002	24,968,924
150,000,000		Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 1.800% - 1.890%, 8/6/2002 - 1/23/2003	149,536,250
19,470,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 1.840%, 8/15/2002	19,456,068
45,000,000		ING (U.S.) Funding LLC, (ING Bank N.V. GTD), 1.900%, 8/7/2002	44,985,750
106,147,000		Ivory Funding Corp., 1.820% - 1.850%, 8/12/2002 - 9/12/2002	106,017,007
71,657,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.810% - 1.820%, 8/15/2002 - 10/10/2002	71,535,701
9,983,000		Stellar Funding Group Inc., 1.820%, 8/2/2002 - 8/9/2002	9,980,119
50,000,000		Three Rivers Funding Corp., 1.780%, 8/20/2002	49,953,028
150,000,000		Westdeutsche Landesbank Girozentrale, 1.890%, 8/7/2002	149,952,750

		TOTAL	726,307,680

		Consumer Products--0.5%
50,000,000		Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,536,583

		Finance - Automotive--1.2%
69,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.810% - 1.900%, 8/5/2002 - 8/12/2002	68,969,362
45,400,000		Ford Motor Credit Co., 2.050%, 10/11/2002 - 10/17/2002	45,213,234
3,000,000		General Motors Acceptance Corp., 2.040%, 8/13/2002	2,997,960

		TOTAL	117,180,556

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--5.0%
$66,475,000		Edison Asset Securitization LLC, 1.940%, 8/21/2002	$66,403,355
65,000,000		Eureka Securitization Inc., 1.770%, 10/30/2002	64,712,375
50,000,000		Falcon Asset Securitization Corp., 1.780%, 8/22/2002	49,948,083
50,000,000		GE Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.770%, 1/21/2003	49,574,708
237,000,000		General Electric Capital Corp., 1.900% - 2.120%, 8/5/2002 - 10/25/2002	236,588,128

		TOTAL	467,226,649

		Finance - Equipment--0.6%
8,000,000		John Deere Bank S.A., (John Deere Capital Corp. GTD), 2.070%, 10/8/2002	7,968,720
13,500,000		John Deere Capital Corp., 2.000% - 2.050%, 8/23/2002 - 9/20/2002	13,468,063
30,400,000		John Deere Credit Ltd., (John Deere Capital Corp. GTD), 2.050% - 2.070%, 8/7/2002 - 10/8/2002	30,334,872

		TOTAL	51,771,655

		Finance - Retail--1.0%
98,000,000		Countrywide Home Loans, Inc., 1.830%, 8/29/2002	97,860,513

		Finance - Securities--1.7%
72,500,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 1.770% - 1.970%, 10/29/2002 - 11/14/2002	72,166,594
85,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.780%, 1/30/2003	84,235,094

		TOTAL	156,401,688

		Food & Beverage--1.2%
106,300,000		General Mills, Inc., 1.940% - 2.070%, 8/2/2002 - 10/8/2002	106,254,734
10,000,000		Sara Lee Corp., 1.820%, 8/15/2002	9,992,922

		TOTAL	116,247,656

		Insurance--1.5%
115,000,000		Galaxy Funding Inc., 1.770% - 2.030%, 9/23/2002 - 10/21/2002	114,651,996
25,000,000		Paradigm Funding LLC, 1.800%, 8/20/2002	24,976,250

		TOTAL	139,628,246

		Retail--0.8%
76,000,000		Safeway, Inc., 1.950% - 2.040%, 8/7/2002 - 10/17/2002	75,801,773

		TOTAL COMMERCIAL PAPER	1,997,962,999

Principal Amount			Value
		SHORT-TERM NOTES--12.3%
		Banking--1.4%
$25,000,000		Comerica Bank, 1.830%, 8/8/2002	$25,000,529
35,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	35,000,000
75,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	74,993,266

		TOTAL	134,993,795

		Brokerage--4.8%
175,000,000		Bear Stearns Company, Inc., 1.962%, 8/1/2002	175,000,000
245,000,000		Goldman Sachs Group, Inc., 1.962% - 2.050%, 8/1/2002 -- 10/28/2002	245,000,000
33,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	33,000,000

		TOTAL	453,000,000

		Finance - Equipment--0.1%
4,514,016		CNH Equipment Trust 2001B, Class A1, 2.112%, 12/16/2002	4,514,016

		Finance - Automotive--1.4%
3,634,023		Chevy Chase Auto Receivables Trust, (Series 2001-3), Class A1, 2.037%, 12/16/2002	3,634,023
50,182,493		Ford Credit Auto Owner Trust, (Series 2002-C), Class A1, 1.860%, 3/17/2003	50,182,493
10,162,470		Ford Credit Auto Owner Trust, (Series 2002-B), Class A1, 2.010%, 12/16/2002	10,162,470
34,844,445		Honda Auto Receivables Owner Trust, (Series 2002-2), Class A1, 1.950%, 6/13/2003	34,844,445
5,367,980		MMCA Auto Owner Trust, (Series 2002-1), Class A1, 2.008%, 3/17/2003	5,367,980
4,635,609		Nissan Auto Receivables Owner Trust, (Series 2002-A), Class A1, 1.843%, 2/10/2003	4,635,609
26,788,944		Nissan Auto Receivables Owner Trust, (Series 2002-B), Class A1, 2.090%, 5/9/2003	26,788,944

		TOTAL	135,615,964

		Finance - Securities--3.8%
60,000,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 3.000%, 4/8/2003	60,000,000
160,000,000		K2 (USA) LLC, (K2 Corp. GTD), 2.250% - 2.860%, 9/30/2002 -- 7/7/2003	160,000,000
140,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.300% - 3.720%, 8/27/2002 - 6/27/2003	139,998,400

		TOTAL	359,998,400

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Insurance--0.1%
$9,772,500		Americredit Automobile Receivables Trust, (Series 2002-A), Class A1, (FSA INS), 1.920%, 3/12/2003	$9,772,500

		Telecommunications--0.7%
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,766,540

		TOTAL SHORT-TERM NOTES	1,158,661,215

		GOVERNMENT AGENCY--0.4%
		Government Agency--0.4%
40,000,000		Federal National Mortgage Association, 2.300%, 7/30/2003	40,000,000

		LOAN PARTICIPATION--2.5%
		Chemicals--0.4%
34,750,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.830% - 1.930%, 8/8/2002 - 12/27/2002	34,750,000

		Electrical Equipment--0.3%
29,600,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.858%, 5/19/2003	29,600,000

		Finance - Automotive--0.6%
60,300,000		General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 2.110% - 2.240%, 8/1/2002 -- 8/28/2002	60,300,000

		Finance - Retail--1.2%
109,800,000		Countrywide Home Loans, Inc., 1.820% - 1.930%, 8/2/2002 - 8/15/2002	109,800,000

		TOTAL LOAN PARTICIPATION	234,450,000

		NOTES - VARIABLE--30.1%[2]
		Banking--9.8%
5,340,000		35 North Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	5,340,000
4,540,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.950%, 8/1/2002	4,540,000
5,000,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 2.027%, 8/2/2002	5,000,000
667,500		Alabama State, IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.878%, 8/2/2002	667,500
1,126,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.030%, 8/1/2002	1,126,000
8,425,000		Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	8,425,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,895,000		B.R. Williams Trucking, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	$8,895,000
12,360,000		Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (Lasalle Bank, N.A. LOC), 1.840%, 8/7/2002	12,360,000
7,605,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	7,605,000
1,385,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,385,000
2,320,000		Bluff City Buick, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,320,000
2,850,000		Bon Secour, Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,850,000
7,525,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.920%, 8/2/2002	7,525,000
6,135,000		Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	6,135,000
6,625,000		Brumfield Properties, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	6,625,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	8,725,000
1,500,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	1,500,000
8,565,000		Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	8,565,000
13,199,000		Capital One Funding Corp., (Series 1999-F), (Bank One, Illinois, N.A. LOC), 1.920%, 8/1/2002	13,199,000
18,526,000		Capital One Funding Corp., (Series 2000-A), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	18,526,000
160,000		Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	160,000
840,000		Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	840,000
890,000		Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	890,000
3,725,000		Cattail Creek Country Club, (Series 1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	3,725,000
5,205,000		Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.019%, 8/7/2002	5,205,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$7,000,000		Charlie N. McGlamry, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	$7,000,000
13,090,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	13,090,000
5,460,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.950%, 8/1/2002	5,460,000
825,000		Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 2.020%, 8/1/2002	825,000
4,955,000		Columbus, GA IDA, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.868%, 8/1/2002	4,955,000
7,250,000		Commercial Contractors, Inc., (Series 1998), (Allfirst Bank LOC), 2.020%, 8/6/2002	7,250,000
8,950,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.978%, 8/2/2002	8,950,000
1,660,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,660,000
7,090,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	7,090,000
9,500,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.850%, 8/1/2002	9,500,000
4,755,000		DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	4,755,000
5,445,000		Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	5,445,000
7,560,000		Dewberry IV LP, (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	7,560,000
8,115,000		ERC Real Estate LLC, (KeyBank, N.A. LOC), 1.950%, 8/1/2002	8,115,000
4,100,000		Engle Printing & Publishing, (Allfirst Bank LOC), 2.020%, 8/2/2002	4,100,000
8,635,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.820%, 8/1/2002	8,635,000
3,572,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/2/2002	3,572,000
1,215,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Allfirst Bank LOC), 2.020%, 8/2/2002	1,215,000
3,845,000		Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 2.020%, 8/2/2002	3,845,000
2,235,000		Gateway Foods, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,235,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,320,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	$3,320,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	5,825,000
5,400,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	5,400,000
7,655,000		Green Clinic Management Co, LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	7,655,000
15,000,000		Greene County, GA IDA, Reynolds Lodge, LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 1.950%, 8/7/2002	15,000,000
2,000,000		Greene County, GA IDA, Reynolds Lodge, LLC, (Series 2000 B), (Firstar Bank, N.A. LOC), 1.900%, 8/7/2002	2,000,000
5,000,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.900%, 8/1/2002	5,000,000
8,655,000		HFS Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	8,655,000
5,000,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	5,000,000
12,600,000		Harris County, GA IDA, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	12,600,000
4,745,000		Hazlet Manor Associates, (Series 1998), (Allfirst Bank LOC), 2.020%, 8/6/2002	4,745,000
9,470,000		Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	9,470,000
9,330,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	9,330,000
19,295,000		ICS-Remington, LLC, (First Commercial Bank, Birmingham, AL LOC), 1.920%, 8/1/2002	19,295,000
940,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	940,000
3,800,000		Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,800,000
1,235,000		J.W. Harris Inc., (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	1,235,000
16,095,000		JFK Family Borrowing, LLP, (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	16,095,000
7,601,290		Katie Realty, LLC, (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	7,601,290
5,105,000		Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	5,105,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,275,000		Laird's Auto Glass & Trim, Inc., (Standard Federal Bank, N.A. LOC), 1.969%, 8/7/2002	$1,275,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters National Bank, Memphis, TN LOC), 2.070%, 8/1/2002	4,000,000
6,900,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/2/2002	6,900,000
3,115,000		Lincoln Park Associates LP, (Bank One, N.A. (Chicago) LOC), 1.910%, 8/1/2002	3,115,000
2,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.859%, 8/15/2002	2,000,000
5,125,000		M&C Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,125,000
6,315,000		Maryland IDFA, Atlantic Pharmaceutical Services (Series 2000 A), (Allfirst Bank LOC), 2.020%, 8/2/2002	6,315,000
4,125,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Allfirst Bank LOC), 2.020%, 8/2/2002	4,125,000
114,000		Maryland IDFA, Human Genome Sciences (Series 1994), (Allfirst Bank LOC), 1.760%, 8/5/2002	114,000
21,990,000		Maryland IDFA, Human Genome Sciences (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	21,990,000
16,000,000		Maryland IDFA, Human Genome Sciences (Series 2001-A), (Allfirst Bank LOC), 2.020%, 8/6/2002	16,000,000
675,000		Maryland IDFA, Pharmaceutics International, Inc., (Series 2001-B), (Allfirst Bank LOC), 2.020%, 8/2/2002	675,000
3,145,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	3,145,000
3,680,000		McClatchy-Avondale Corp., (Series1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	3,680,000
7,425,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.878%, 8/2/2002	7,425,000
15,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.860%, 9/11/2002	15,000,000
11,000,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	11,000,000
45,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.940%, 9/27/2002	45,000,000
3,190,000		Montgomery, AL IDA, (SouthTrust Bank of Alabama, Birmingham LOC), 1.850%, 8/1/2002	3,190,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,380,000		Neron Real Estate LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	$4,380,000
8,250,000		ORIS Automotive Parts AL Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	8,250,000
5,960,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.919%, 8/7/2002	5,960,000
5,080,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	5,080,000
7,800,000		Olive Baptist Church, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	7,800,000
15,000,000		Omni HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.870%, 8/1/2002	15,000,000
2,872,500		Orange Beach Marina, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,872,500
19,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 2.020%, 8/1/2002	19,000,000
8,875,000		Perfect Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	8,875,000
4,324,000		Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	4,324,000
41,100,000		Riderwood Village, Inc., (Allfirst Bank LOC), 2.050%, 8/1/2002	41,100,000
6,595,000		Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	6,595,000
20,000,000		SMM Trust, (Series 2001-M), (J.P. Morgan Chase & Co. Swap Agreement), 1.890%, 9/13/2002	20,000,000
790,000		Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	790,000
22,000,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	22,000,000
20,000,000		Sea Island Company, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	20,000,000
8,830,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	8,830,000
2,405,000		Solon, OH, Schneps Family LP, (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	2,405,000
17,280,000		Spectra Gases, Inc., (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.969%, 8/7/2002	17,280,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,070,000		Spencer Companies, Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 1.920%, 8/1/2002	$8,070,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.850%, 8/1/2002	3,200,000
1,710,000		TLC Realty LLC, (AmSouth Bank N.A., Birmingham LOC), 1.940%, 8/1/2002	1,710,000
6,000,000		Tanya K. Nitterhouse, (Allfirst Bank LOC), 2.020%, 8/2/2002	6,000,000
3,150,000		Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,150,000
5,770,000		Town Development, Inc., (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	5,770,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.929%, 9/18/2002	15,000,000
4,000,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 2.028%, 8/2/2002	4,000,000
1,700,000		Village Green Finance Co., LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	1,700,000
9,772,500		WCN Properties, LP, (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	9,772,500
25,000,000		Wells Fargo & Co., 1.839%, 8/14/2002	25,000,000
7,000,000		West Memphis, IDRB, S-B Power Tool Project, (Series 2000 A), (J.P. Morgan Chase & Co. LOC), 1.870%, 8/1/2002	7,000,000
7,130,000		West Shore Country Club, (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	7,130,000
15,335,000		William Hill Manor, Inc., (Series 1998), (Allfirst Bank LOC), 2.020%, 8/6/2002	15,335,000
8,145,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/7/2002	8,145,000
370,000		York County, PA IDA, UL Holdings, LLC (Series 2000 B), (Allfirst Bank LOC), 2.020%, 8/2/2002	370,000
17,300,000		Yorktown Building Holding Co., LLC, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	17,300,000

		TOTAL	924,729,790

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--1.8%
$113,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.879% - 1.900%, 8/13/2002 -- 8/22/2002	$113,000,000
60,000,000		Merrill Lynch & Co., Inc., 1.890%, 8/11/2002	60,000,000

		TOTAL	173,000,000

		Chemicals--0.7%
69,000,000		Bayer Corp., 4.450%, 3/19/2003	69,640,018

		Consumer Products--1.4%
65,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.870%, 9/12/2002	65,000,000
63,000,000		Unilever N.V., 1.974%, 10/24/2002	63,024,321

		TOTAL	128,024,321

		Finance - Automotive--1.1%
62,250,000		Ford Motor Credit Co., 2.113%, 8/1/2002	62,250,000
43,000,000		GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 2.238%, 8/1/2002	43,000,000

		TOTAL	105,250,000

		Finance - Commercial--4.0%
280,000,000		Compass Securitization LLC, 1.794% - 1.799%, 8/3/2002 -- 8/13/2002	279,994,125
96,000,000		General Electric Capital Corp., 1.870%, 8/9/2002	96,000,000

		TOTAL	375,994,125

		Finance - Retail--0.7%
8,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.395%, 8/15/2002	8,000,000
63,000,000		SLM Corporation, 1.828%, 10/28/2002	63,000,000

		TOTAL	71,000,000

		Finance - Securities--3.4%
166,500,000		K2 (USA) LLC, (K2 Corp. GTD), 1.819%- 1.830%, 8/9/2002 - 8/15/2002	166,496,016
154,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.829% - 1.880%, 8/1/2002 -- 8/17/2002	153,996,325

		TOTAL	320,492,341

		Government Agency--0.1%
5,120,000		Acton Assisted Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.860%, 8/1/2002	5,120,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--5.2%
$12,000,000		Allstate Life Insurance Co., 1.979%, 8/1/2002	$12,000,000
20,000,000		GE Capital Assurance Co., 2.020%, 8/9/2002	20,000,000
80,000,000		GE Life and Annuity Assurance Co., 1.839% - 1.997%, 8/1/2002 - 9/1/2002	80,000,000
30,000,000		Jackson National Life Insurance Co., 1.930% - 2.020%, 8/1/2002 - 10/1/2002	30,000,000
35,000,000		Monumental Life Insurance Co., 2.040% - 2.148%, 8/1/2002 - 8/28/2002	35,000,000
15,000,000		New York Life Insurance Co., 1.998%, 9/3/2002	15,000,000
75,000,000		Paradigm Funding LLC, 1.809%, 8/1/2002 -- 8/2/2002	75,000,000
9,000,000		Premium Asset Trust, (Series 2001-4), (GE Capital Assurance Co. LOC), 2.003%, 8/21/2002	9,000,201
15,000,000		Principal Life Insurance Co., 2.048%, 9/1/2002	15,000,000
13,000,000		Protective Life Insurance Co., 2.010%, 8/1/2002	13,000,000
36,995,000		Santa Monica Community College, (Series 2001 D), (AMBAC INS), 1.870%, 8/1/2002	36,995,000
40,000,000		Security Life of Denver Insurance Co., 1.940% - 1.951%, 9/26/2002 - 10/24/2002	40,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 2.000%, 10/7/2002	25,000,000
50,000,000		Travelers Insurance Co., 1.998%, 9/3/2002	50,000,000
35,000,000		United of Omaha Life Insurance Co., 1.909%, 8/1/2002	35,000,000

		TOTAL	490,995,201

		Pharmaceuticals and Health Care--0.6%
52,550,000		Merck & Co., Inc., 1.778%, 8/26/2002	52,550,000

		Telecommunications--1.3%
33,500,000		BellSouth Telecommunications, Inc., 1.908%, 9/4/2002	33,500,000
92,600,000		Verizon Global Funding, 1.818% - 1.860%, 8/18/2002 - 8/19/2002	92,586,353

		TOTAL	126,086,353

		TOTAL NOTES - VARIABLE	2,842,882,149

Shares or Principal Amount			Value
		MUTUTAL FUND--1.0%
100,000,000		Nations Cash Reserves	$100,000,000

		REPURCHASE AGREEMENTS--5.1%[4]
$100,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
100,000,000		J.P. Morgan Chase & Co., 1.860%, dated 7/31/2002, due 8/1/2002	100,000,000
100,000,000		Salomon Smith Barney Inc., 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
184,783,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	184,783,000

		TOTAL REPURCHASE AGREEMENTS	484,783,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$9,472,181,356

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, these securities amounted to $60,000,000 which represents 0.6% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($9,441,234,618) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2002

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in securities, at amortized cost and value	$1,307,929,252	$11,244,091,795	$9,472,181,356
Cash	259,927	5,450	--
Income receivable	4,196,233	27,160,569	24,300,434
Receivable for shares sold	5,002	3,339,283	3,383,547

TOTAL ASSETS	1,312,390,414	11,274,597,097	9,499,865,337

Liabilities:
Payable for investments purchased	--	56,000,000	50,000,000
Payable for shares redeemed	--	4,755,211	1,995,888
Income distribution payable	92,382	6,409,290	6,119,527
Payable to bank	--	--	56,234
Accrued expenses	119,918	798,054	459,070

TOTAL LIABILITIES	212,300	67,962,555	58,630,719

TOTAL NET ASSETS	$1,312,178,114	$11,206,634,542	$9,441,234,618

Net Assets:
Institutional Shares	$856,839,004	$8,219,465,302	$7,967,856,222
Institutional Service Shares	258,515,306	2,092,235,245	966,996,122
Institutional Capital Shares	196,823,804	894,933,995	506,382,274

TOTAL NET ASSETS	$1,312,178,114	$11,206,634,542	$9,441,234,618

Shares Outstanding:
Institutional Shares	856,839,004	8,219,465,302	7,967,856,222
Institutional Service Shares	258,515,306	2,092,235,245	966,996,122
Institutional Capital Shares	196,823,804	894,933,995	506,382,274

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2002

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$20,166,190	$281,066,748	$245,952,125

Expenses:
Investment adviser fee	2,112,961	23,174,785	19,905,959
Administrative personnel and services fee	794,692	8,716,144	7,486,713
Custodian fees	47,956	614,553	506,172
Transfer and dividend disbursing agent fees and expenses	111,929	402,096	336,038
Directors'/Trustees' fees	5,504	75,331	61,297
Auditing fees	16,507	13,289	13,065
Legal fees	19,760	25,494	30,352
Portfolio accounting fees	165,281	787,816	685,036
Shareholder services fee--Institutional Service Shares	762,606	4,875,250	2,680,157
Shareholder services fee--Institutional Capital Shares	407,349	1,941,577	1,400,408
Share registration costs	80,463	71,695	99,353
Printing and postage	25,364	28,251	30,048
Insurance premiums	460	9,721	8,369
Miscellaneous	3,025	31,247	19,657

TOTAL EXPENSES	4,553,857	40,767,249	33,262,624

Waivers:
Waiver of investment adviser fee	(1,386,317)	(12,229,104)	(11,627,424)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,813)	(143,122)	(93,559)
Waiver of shareholder services fee--Institutional Capital Shares	(244,409)	(1,164,946)	(840,245)

TOTAL WAIVERS	(1,642,539)	(13,537,172)	(12,561,228)

Net expenses	2,911,318	27,230,077	20,701,396

Net investment income	$17,254,872	$253,836,671	$225,250,729

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2002	2001	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,254,872	$26,875,919	$253,836,671	$322,774,440

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,886,226)	(14,568,506)	(199,359,334)	(231,689,088)
Institutional Service Shares	(4,705,485)	(8,966,719)	(38,418,091)	(73,820,557)
Institutional Capital Shares	(2,663,161)	(3,340,694)	(16,059,246)	(17,264,795)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,254,872)	(26,875,919)	(253,836,671)	(322,774,440)

Share Transactions:
Proceeds from sale of shares	7,909,856,468	7,161,776,030	153,967,375,128	83,066,761,683
Net asset value of shares issued to shareholders in payment of distributions declared	10,611,983	13,064,273	124,926,029	174,306,728
Cost of shares redeemed	(7,526,264,570)	(7,041,341,852)	(150,448,920,391)	(79,407,513,451)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	394,203,881	133,498,451	3,643,380,766	3,833,554,960

Change in net assets	394,203,881	133,498,451	3,643,380,766	3,833,554,960

Net Assets:
Beginning of period	917,974,233	784,475,782	7,563,253,776	3,729,698,816

End of period	$1,312,178,114	$917,974,233	$11,206,634,542	$7,563,253,776

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund
Year Ended July 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$225,250,729	$292,227,204

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(189,697,784)	(223,651,212)
Institutional Service Shares	(22,703,257)	(46,137,694)
Institutional Capital Shares	(12,849,688)	(22,438,298)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(225,250,729)	(292,227,204)

Share Transactions:
Proceeds from sale of shares	104,759,765,450	79,328,820,282
Net asset value of shares issued to shareholders in payment of distributions declared	114,747,990	180,568,667
Cost of shares redeemed	(102,256,701,530)	(75,683,214,196)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	2,617,811,910	3,826,174,753

Change in net assets	2,617,811,910	3,826,174,753

Net Assets:
Beginning of period	6,823,422,708	2,997,247,955

End of period	$9,441,234,618	$6,823,422,708

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[3]	$1.00	0.02	(0.02)
July 31, 2000[5]	$1.00	0.04	(0.04)
July 31, 2001	$1.00	0.04	(0.04)
July 31, 2002	$1.00	0.02	(0.02)

Prime Cash Obligations Fund
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.05	(0.05)
July 31, 2002	$1.00	0.02	(0.02)

Prime Value Obligations Fund
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	(0.06)
July 31, 2001	$1.00	0.06	(0.06)
July 31, 2002	$1.00	0.02	(0.02)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Fund changed its fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Fund was audited by Deloitte and Touch LLP. Each of the previous years was audited by other auditors.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

$1.00	3.56%		0.30%		3.53%		0.38%		$17,701
$1.00	3.40%		0.30%		3.40%		0.31%		$114,535
$1.00	1.53%		0.30%	[4]	3.00%	[4]	0.33%	[4]	$74,609
$1.00	3.79%		0.30%		3.65%		0.30%		$72,714
$1.00	3.75%		0.30%		3.64%		0.29%		$157,035
$1.00	1.67%		0.30%		1.63%		0.28%		$196,824

$1.00	5.48%		0.30%		5.46%		0.26%		$391,159
$1.00	5.37%		0.30%		5.18%		0.27%		$230,193
$1.00	2.36%		0.30%	[4]	4.64%	[4]	0.28%	[4]	$245,815
$1.00	5.78%		0.30%		5.58%		0.27%		$163,282
$1.00	5.64%		0.30%		5.28%		0.27%		$516,333
$1.00	2.22%		0.30%		2.07%		0.26%		$894,934

$1.00	5.55%		0.27%		5.61%		0.32%		$67,064
$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
$1.00	2.38%		0.28%	[4]	4.76%	[4]	0.30%	[4]	$275,756
$1.00	5.80%		0.28%		5.66%		0.30%		$236,780
$1.00	5.68%		0.28%		5.27%		0.29%		$445,538
$1.00	2.26%		0.29%		2.29%		0.27%		$506,382

Notes To Financial Statements

July 31, 2002

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held by Prime Cash Obligations Fund at July 31, 2002 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$55,000,000

Additional information on each restricted security held by Prime Value Obligations Fund at July 31, 2002 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$45,000,000

URI Trust (Series 2000-1)	12/18/2000	15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Municipal Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	4,938,827,777	5,155,143,529
Shares issued to shareholders in payment of distributions declared	5,177,243	4,289,607
Shares redeemed	(4,478,435,349)	(5,213,822,554)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	465,569,671	(54,389,418)

Institutional Service Shares:
Shares sold	1,679,444,934	1,162,413,388
Shares issued to shareholders in payment of distributions declared	3,219,887	6,558,658
Shares redeemed	(1,793,819,644)	(1,065,404,854)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(111,154,823)	103,567,192

Institutional Capital Shares:
Shares sold	1,291,583,757	844,219,113
Shares issued to shareholders in payment of distributions declared	2,214,853	2,216,008
Shares redeemed	(1,254,009,577)	(762,114,444)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	39,789,033	84,320,677

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	394,203,881	133,498,451

	Prime Cash Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	132,307,454,503	71,631,965,613
Shares issued to shareholders in payment of distributions declared	98,262,791	144,823,902
Shares redeemed	(129,857,433,589)	(68,576,990,934)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,548,283,705	3,199,798,581

Institutional Service Shares:
Shares sold	12,920,570,119	7,915,859,892
Shares issued to shareholders in payment of distributions declared	14,613,262	19,449,311
Shares redeemed	(12,218,687,776)	(7,654,603,549)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	716,495,605	280,705,654

Institutional Capital Shares:
Shares sold	8,739,350,506	3,518,936,178
Shares issued to shareholders in payment of distributions declared	12,049,976	10,033,515
Shares redeemed	(8,372,799,026)	(3,175,918,968)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	378,601,456	353,050,725

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,643,380,766	3,833,554,960

	Prime Value Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	82,300,608,192	61,598,338,056
Shares issued to shareholders in payment of distributions declared	90,635,173	134,992,739
Shares redeemed	(79,819,118,991)	(58,389,265,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,572,124,374	3,344,065,373

Institutional Service Shares:
Shares sold	16,109,745,774	12,517,318,401
Shares issued to shareholders in payment of distributions declared	15,633,213	31,319,136
Shares redeemed	(16,140,535,466)	(12,275,286,286)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(15,156,479)	273,351,251

Institutional Capital Shares:
Shares sold	6,349,411,484	5,213,163,825
Shares issued to shareholders in payment of distribution declared	8,479,604	14,256,792
Shares redeemed	(6,297,047,073)	(5,018,662,488)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	60,844,015	208,758,129

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,617,811,910	3,826,174,753

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2002, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the year ended July 31, 2002, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,479,230,000	$2,714,927,000

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND AND PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund (the "Funds") (portfolios of the Money Market Obligations Trust) as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2002, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--one portfolio; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIMAN AND TRUSTEE Began serving: October 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

25717 (9/02)

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL REPORT

July 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Portfolio of Investments
Government Obligations Fund

July 31, 2002

Principal Amount			Value
		GOVERNMENT AGENCIES--51.6%
$44,000,000	[1]	Federal Home Loan Bank System, Discount Note, 1.980%, 9/4/2002	$43,917,720
1,362,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.650% - 1.726%, 8/21/2002 - 10/30/2002	1,361,399,771
486,150,000		Federal Home Loan Bank System, Notes, 2.105% - 7.000%, 12/17/2002 - 8/11/2003	486,913,058
112,000,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 2.220% - 2.790%, 11/7/2002 - 5/22/2003	110,446,303
210,923,000		Federal Home Loan Mortgage Corp., Notes, 2.770% - 6.625%, 8/15/2002 - 3/15/2003	212,645,452
1,005,036,000	[1]	Federal National Mortgage Association, Discount Notes, 1.760% - 3.395%, 8/09/2002 -- 6/27/2002	997,367,165
1,555,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 1.640% - 1.733%, 8/1/2002 -- 10/30/2002	1,554,920,956
641,100,000		Federal National Mortgage Association, Notes, 2.250% - 6.750%, 8/15/2002 -- 8/1/2003	645,429,727
274,515,528	[2]	Housing and Urban Development, Floating Rate Note, 2.060%, 8/1/2002	274,515,528
50,000,000	[1]	Student Loan Marketing Association, Discount Notes, 2.680%, 3/14/2003	49,162,500
50,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 1.681%, 10/25/2002	49,956,814

		TOTAL GOVERNMENT AGENCIES	5,786,674,994

		REPURCHASE AGREEMENTS--48.4%[3]
157,569,000		BNP Paribas Securities Corp., 1.810%, dated 7/31/2002, due 8/1/2002	157,569,000
300,000,000		BNP Paribas Securities Corp., 1.850%, dated 7/31/2002, due 8/1/2002	300,000,000
300,000,000		Banc One Capital Markets, 1.850%, dated 7/31/2002, due 8/1/2002	300,000,000
100,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
250,000,000		Barclays Capital, Inc., 1.810%, dated 7/31/2002, due 8/1/2002	250,000,000
195,000,000		Barclays Capital, Inc., 1.850%, dated 7/31/2002, due 8/1/2002	195,000,000
292,000,000		Bear Stearns & Co., Inc., 1.850%, dated 7/31/2002, due 8/1/2002	292,000,000
349,000,000		Countrywide Securities Corp., 1.850%, dated 7/31/2002, due 8/1/2002	349,000,000
100,000,000		Deutsche Bank AG, 1.750%, dated 7/31/2002, due 8/1/2002	100,000,000
100,000,000		Deutsche Bank AG, 1.810%, dated 7/31/2002, due 8/1/2002	100,000,000
330,000,000	[4]	Goldman Sachs Group, LP, 1.770%, dated 7/11/2002, due 8/12/2002	330,000,000
50,000,000		J.P. Morgan Chase & Co. Inc., 1.660%, dated 7/31/2002, due 8/1/2002	50,000,000
135,000,000	[4]	J.P. Morgan Chase & Co. Inc., 1.780%, dated 7/9/2002, due 8/9/2002	135,000,000
385,000,000		J.P. Morgan Chase & Co., Inc., 1.860%, dated 7/31/2002, due 8/1/2002	385,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$115,000,000	[4]	Merrill Lynch Government Securities, 1.780%, dated 7/11/2002, due 11/12/2002	$115,000,000
133,000,000	[4]	Merrill Lynch Government Securities, 1.790%, dated 6/5/2002, due 8/6/2002	133,000,000
60,000,000		Morgan Stanley & Co., Inc., 1.850%, dated 7/31/2002, due 8/1/2002	60,000,000
335,000,000		Salomon Brothers, Inc., 1.850%, dated 7/31/2002, due 8/1/2002	335,000,000
50,000,000		Warburg Dillon Reed LLC, 1.750%, dated 7/31/2002, due 8/1/2002	50,000,000
332,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 7/9/2002, due 8/12/2002	332,000,000
162,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 7/22/2002, due 8/22/2002	162,000,000
224,000,000	[4]	Warburg Dillon Reed LLC, 1.780%, dated 7/23/2002, due 8/22/2002	224,000,000
104,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 5/22/2002, due 8/23/2002	104,000,000
159,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 6/6/2002, due 9/13/2002	159,000,000
500,000,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	500,000,000
200,000,000		Westdeutsche Landesbank Girozentrale, 1.850%, dated 7/31/2002, due 8/1/2002	200,000,000

		TOTAL REPURCHASE AGREEMENTS	5,417,569,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$11,204,243,994

1 Each issue shows the rate of discount at time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,201,119,095) at July 31, 2002.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Government Obligations Tax-Managed Fund

July 31, 2002

Principal Amount			Value
		GOVERNMENT AGENCIES--99.3%
$246,082,000	[1]	Federal Farm Credit System, Discount Notes, 1.690% - 2.180%, 8/2/2002 - 3/14/2003	$244,950,945
127,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 1.667% - 1.703%, 8/1/2002 - 10/25/2002	126,972,966
180,712,000		Federal Farm Credit System, Notes, 1.710% - 5.000%, 9/3/2002 - 2/3/2003	180,919,217
1,149,775,000	[1]	Federal Home Loan Bank System, Discount Notes, 1.680% - 2.010%, 8/1/2002 - 11/25/2002	1,147,643,536
1,182,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 1.675% - 1.760%, 8/1/2002 - 10/21/2002	1,181,690,678
331,280,000		Federal Home Loan Bank System, Notes, 2.200% - 6.375%, 8/6/2002 - 6/12/2003	332,696,681
151,228,000	[1]	Student Loan Marketing Association, Discount Notes, 1.720% - 2.315%, 8/1/2002 - 2/4/2003	150,587,202
214,925,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 1.681% - 2.232%, 8/6/2002 - 10/25/2002	214,885,122
126,000,000		Student Loan Marketing Association Master, Notes, 1.712%, 8/13/2002	126,000,000
52,000,000		Student Loan Marketing Association, Notes, 2.600% - 2.700%, 4/25/2003 - 5/27/2003	52,001,615
256,000,000	[1]	Tennessee Valley Authority, Discount Notes, 1.690% - 1.700%, 8/7/2002 - 8/23/2002	255,839,614
15,000,000		Tennessee Valley Authority, Notes, 6.000%, 9/24/2002	15,075,990

		TOTAL GOVERNMENT AGENCIES	4,029,263,566

		U.S. TREASURY--1.1%
5,000,000		U.S. Treasury Bills, 1.685%, 8/1/2002	5,000,000
40,000,000		U.S. Treasury Bills, 1.701%, 9/19/2002	39,907,385

		TOTAL U.S. TREASURY	44,907,385

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$4,074,170,951

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,058,344,719) at July 31, 2002.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Municipal Obligations Fund

July 31, 2002

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--1.9%
$3,110,000		Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs (Kappler USA, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$3,110,000
3,400,000		Birmingham, AL IDA, (Series 1997), Weekly VRDNs (Millcraft, AL, Inc.)/(Regions Bank, Alabama LOC)	3,400,000
2,360,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,360,000
9,600,000		Columbia, AL IDB, PCR (1999 Series C), Daily VRDNs (Alabama Power Co.)	9,600,000
3,735,000		Geneva County, AL IDB, Adjustable Fixed Rate IDRB's (Series 1996), Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	3,735,000
2,315,000		Shelby County, AL EDA, (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,315,000

		TOTAL	24,520,000

		Alaska--0.6%
7,000,000		Valdez, AK Marine Terminal, (1994 Series B), 3.10% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Optional Tender 1/1/2003	7,000,000
1,200,000		Valdez, AK Marine Terminal, (Series 2002), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(Phillips Petroleum Co. GTD), Mandatory Tender 5/1/2003	1,200,000

		TOTAL	8,200,000

		Arizona--0.3%
4,000,000		Maricopa County, AZ, IDA, San Remo Apartments, 1.82875% TOBs (Bayerische Landesbank Girozentrale) 3/1/2003	4,000,000

		Arkansas--3.2%
1,000,000		Arkadelphia, AR, Industrial Development Revenue Bonds (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Danske Bank A/S LOC)	1,000,000
5,435,000		Arkansas Development Finance Authority, (PT-1310) Weekly VRDNs (Oakwood Manor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,435,000
3,400,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arkansas--continued
$14,000,000		Arkansas Development Finance Authority, (Series 2001), Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	$14,000,000
11,700,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	11,700,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(Bank One, Michigan LOC)	7,100,000

		TOTAL	42,635,000

		California--2.7%
20,000,000		California State, Revenue Anticipation Warrants (Series B), 3.00% RANs, 11/27/2002	20,078,213
3,175,000		California Statewide Communities Development Authority, (Series 1996-H), Weekly VRDNs (Levecke LLC)/(Union Bank of California LOC)	3,175,000
3,000,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	3,000,000
5,000,000		California Statewide Communities Development Authority, (Series B), 2.25% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2003	5,000,000
2,095,000		Los Angeles County, CA IDA, (Series 1991), Weekly VRDNs (Caitec Garment Processing. Inc.)/(Union Bank of California LOC)	2,095,000
2,642,929	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 2.40% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,642,929

		TOTAL	35,991,142

		Colorado--0.5%
6,085,000		Colorado HFA, MERLOTS (Series 2001 A20), Weekly VRDNs (Wachovia Bank N.A. LIQ)	6,085,000

		Connecticut--1.2%
5,995,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.85% TOBs (Bank of America N.A. LIQ), Optional Tender 8/29/2002	5,995,000
3,300,000		Meriden, CT, 2.25% BANs, 8/8/2002	3,300,372
3,000,000		Meriden, CT, 3.25% BANs, 8/8/2002	3,000,251
3,070,000		Seymour, CT, 3.25% BANs, 9/19/2002	3,072,690

		TOTAL	15,368,313

		District of Columbia--1.4%
8,195,000		District of Columbia HFA, Roaring Forks Certificates (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	8,195,000
4,000,000		District of Columbia, (Series 2001), Weekly VRDNs (K Mart Corp.)/(Bank of New York LOC)	4,000,000
6,000,000		District of Columbia, Multimodal Revenue Bonds (Series 1998C), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	6,000,000

		TOTAL	18,195,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--2.7%
$3,595,000		Broward County, FL HFA, MERLOTs (Series 2001 A27), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$3,595,000
8,209,000		Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	8,209,000
1,000,000		Clipper Tax-Exempt Certificates Trust (Florida AMT), Weekly VRDNs (Duval County, FL HFA)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	1,000,000
3,265,000		Florida HFA, Trust Receipts, (Series 1998 FR/RI-12), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)	3,265,000
4,000,000		Greater Orlando, FL, Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	4,000,000
3,990,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC)	3,990,000
2,000,000		Miami-Dade County, FL HFA, (PT-1349) Weekly VRDNs (Hidden Grove Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,000,000
9,100,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	9,100,000

		TOTAL	35,159,000

		Georgia--4.0%
3,500,000	[2]	Atlanta, GA Airport Revenue, PA 926R, 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/3/2003	3,500,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds (Series 1995), Weekly VRDNs (West End Housing Development Project)/(Wachovia Bank N.A. LOC)	1,500,000
8,000,000		Burke County, GA Development Authority, (First Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	8,000,000
4,500,000		Clayton County, GA Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(J.P. Morgan Chase Bank LOC)	4,500,000
5,500,000		Columbus, GA Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC)	5,500,000
7,005,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	7,005,000
14,000,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	14,000,000
3,000,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$4,000,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	$4,000,000
2,000,000		Savannah, GA EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC)	2,000,000

		TOTAL	53,005,000

		Hawaii--0.2%
2,220,000		Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15), Weekly VRDNs (Federal National Mortgage Association COL)/(Wachovia Bank N.A. LIQ)	2,220,000

		Illinois--3.6%
11,140,000		Chicago, IL Single Family Mortgage, (PT-290) Weekly VRDNs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	11,140,000
2,875,000		Chicago, IL, (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	2,875,000
1,760,000		Chicago, IL, (Series 1999), IDRB, Weekly VRDNs (Ade, Inc.)/(Firstar Bank, N.A. LOC)	1,760,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	10,500,000
6,000,000		Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	6,000,000
1,075,000		Galva, IL, (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,075,000
4,180,000		Illinois Development Finance Authority, (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(Lasalle Bank, N.A. LOC)	4,180,000
1,150,000		Illinois Development Finance Authority, IDB, (Series 1989), Weekly VRDNs (Addison 450 LP)/(American National Bank & Trust Co., Chicago LOC)	1,150,000
1,800,000		Illinois Development Finance Authority, IDB, (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC)	1,800,000
3,000,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
1,330,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Co.)/(Bank One, Illinois, N.A. LOC)	1,330,000
1,960,000		Rockford, IL, 2.65% TOBs (Independence Village of Rockford)/(U.S. Bank N.A., Cincinnati LOC), Optional Tender 12/1/2002	1,960,000

		TOTAL	46,770,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--4.6%
$3,500,000		Avon, IN Community School Corp., 2.90% TANs, 12/31/2002	$3,507,119
1,250,000		Clarksville, IN, (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,250,000
3,005,000		Elkhart County, IN, (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(Key Bank, N.A. LOC)	3,005,000
5,000,000		Elkhart, IN, Community Schools, (Series 2002-B), 2.50% TANs, 12/31/2002	5,012,341
1,425,000		Huntington, IN, (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,425,000
12,105,000	[2]	Indiana Bond Bank, MERLOTs (Series 2001 - A119), 2.00% TOBs (Indiana State Revolving Fund Program)/(Wachovia Bank N.A. LIQ), Optional Tender 11/15/2002	12,105,000
3,400,000		Indianapolis, IN, (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank, Pennsylvania LOC)	3,400,000
1,905,000		Kendallville, IN, (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank, Ohio LOC)	1,905,000
3,700,000		Lake County, IN Public Library District, 2.00% TANs, 12/31/2002	3,703,028
1,480,000		Middlebury, IN Community Schools, 2.05% TANs, 12/31/2002	1,480,905
6,000,000		Mishawaka, IN, (Series 2000), Weekly VRDNs (Atchison Indiana LLC)/(National City Bank, Indiana LOC)	6,000,000
4,750,000		Richmond, IN Community Schools, 2.50% TANs, 12/31/2002	4,761,653
985,000		Richmond, IN, (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc.)/(Bank One, Indiana, N.A. LOC)	985,000
3,200,000		Spencer-Owen, IN Community Schools, 3.00% TANs, 12/31/2002	3,214,479
3,000,000		Westfield Washington, IN Schools, 2.25% TANs, 12/31/2002	3,004,299
2,195,000		Westfield, IN IDR, (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	2,195,000
3,000,000		Whitley County, IN, (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000

		TOTAL	59,953,824

		Kansas--2.1%
1,000,000		Bonner Springs, KS, 2.00% BANs, 3/1/2003	1,000,000
4,000,000		Burlington, KS, (Series B), 3.25% TOBs (Kansas City Power and Light Co.), Optional Tender 8/30/2002	4,000,000
2,000,000		Burlington, KS, (Series D), 3.25% TOBs (Kansas City Power and Light Co.), Mandatory Tender 8/30/2002	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kansas--continued
$8,570,000		Sedgwick & Shawnee Counties, KS, MERLOTs (Series 2001 A-35), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	$8,570,000
7,555,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	7,555,000
4,000,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-I), 1.85% BANs, 2/1/2003	4,000,000

		TOTAL	27,125,000

		Kentucky--1.7%
6,000,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms)/(Bank of New York LOC)	6,000,000
1,350,000		Jefferson County, KY, (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,350,000
11,995,000		Kenton County, KY Airport Board, Trust Receipts (Series 1998F-1), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,995,000
3,320,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Fifth Third Bank, Cincinnati LOC)	3,320,000

		TOTAL	22,665,000

		Louisiana--1.5%
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City Bank, Pennsylvania LOC)	5,000,000
10,100,000		Lake Charles, LA Harbor & Terminal District, (Series 2000), Weekly VRDNs (Conoco, Inc.)/(Bank One, N.A. (Chicago) LOC)	10,100,000
3,400,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,400,000
1,600,000		Ouachita Parish, LA IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	20,100,000

		Maine--1.2%
3,800,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet National Bank LOC)	3,800,000
2,550,000		Biddeford, ME, (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet National Bank LOC)	2,550,000
5,885,000		Maine State Housing Authority, MERLOTs (Series 2001-A108), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,885,000
1,630,000		Trenton, ME, (Series 1998), Weekly VRDNs (Hinckley Co.)/(Key Bank, N.A. LOC)	1,630,000
2,015,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet National Bank LOC)	2,015,000

		TOTAL	15,880,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--1.0%
$1,286,000		Harford County, MD, (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	$1,286,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	4,375,000
2,440,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	2,440,000
4,905,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Allfirst Bank LOC)	4,905,000

		TOTAL	13,006,000

		Michigan--0.7%
9,700,000		Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	9,700,000

		Minnesota--4.6%
1,150,000		Blaine, MN, (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 1.712% TOBs (Bayerische Landesbank Girozentrale) 1/5/2003	3,600,000
3,400,000		Coon Rapids, MN, (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,400,000
20,940,000		Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ)	20,940,000
2,225,000		Minneapolis, MN IDA, (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,225,000
9,730,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	9,730,000
5,250,000		Ramsey County, MN Housing and Redevelopment Authority, Chestnut Housing, LLP (Series 2002), 1.71% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 5/1/2003	5,250,000
2,170,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,170,000
980,000		Springfield, MN, (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	980,000
8,900,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs)	8,900,000
2,250,000		White Bear Lake, MN, (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000

		TOTAL	60,595,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--3.3%
$16,900,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	$16,900,000
4,500,000		Mississippi Home Corp., (PT-1446) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	4,500,000
7,670,000		Mississippi Home Corp., MERLOTs (Series 2001 A8), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,670,000
4,000,000		Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,000,000
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 2.50% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A., Birmingham LOC), Optional Tender 10/1/2002	9,790,000

		TOTAL	42,860,000

		Missouri--1.2%
1,460,000		Kansas City, MO IDA, (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,460,000
5,510,000		Missouri State Housing Development Commission, MERLOTS (Series 2001-A81), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	5,510,000
7,530,000		Missouri State Housing Development Commission, MERLOTS (Series 2001-A28), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	7,530,000
1,000,000		St. Louis, MO IDA, (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000

		TOTAL	15,500,000

		Montana--0.8%
3,300,000		Montana State Board of Housing, MERLOTS (Series 2002 A19), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,300,000
6,655,000	[2]	Montana State Board of Housing, Variable Certificates (Series 2002L), 1.70% TOBs (Bank of America N.A. LIQ), Optional Tender 6/5/2003	6,655,000

		TOTAL	9,955,000

		Multi State--8.8%
14,095,000		BNY Municipal Certificates Trust (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	14,095,000
14,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and Toronto Dominion Bank LIQs)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Multi State--continued
$46,905,461		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	$46,905,461
20,000,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09), Weekly VRDNs (Ambac Financial Group, Inc., FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	20,000,000
2,399,572	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1998-2), 2.50% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	2,399,572
3,088,541	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT) (Series 1999-2), 2.50% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	3,088,541
2,015,000		Palm Beach County, FL HFA, MERLOTS (Series 2001 A-71), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	2,015,000
12,579,740	[2]	Pitney Bowes Credit Corp. LeaseTOPS Trust (Multistate Non-AMT)/ (Series 2002-1), 2.15% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 7/9/2003	12,579,740

		TOTAL	115,083,314

		Nebraska--4.2%
2,400,000		Douglas County, NE, (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,400,000
4,150,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,150,000
10,000,000		Nebraska Investment Finance Authority, (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	10,000,000
29,640,000		Nebraska Investment Finance Authority, (Series 2001 F), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	29,640,000
3,600,000		Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,600,000
5,700,000		Stanton County, NE, (Series 1998), Weekly VRDNs (Nucor Corp.)	5,700,000

		TOTAL	55,490,000

		Nevada--0.6%
7,535,000		Clark County, NV, (Series 1998), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	7,535,000
800,000		Sparks, NV, (Series 1996), Weekly VRDNs (Antioch Publishing Co.)/(National City Bank, Ohio LOC)	800,000

		TOTAL	8,335,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Hampshire--0.8%
$4,600,000		New Hampshire Business Finance Authority, (Series 2002), Weekly VRDNs (GT Equipment Technologies, Inc.)/(Fleet National Bank LOC)	$4,600,000
2,612,000		New Hampshire Business Finance Authority, (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC)	2,612,000
3,275,000		New Hampshire State HFA, MERLOTS (Series 2001-A82), Weekly VRDNs (Wachovia Bank N.A. LIQ)	3,275,000

		TOTAL	10,487,000

		New Jersey--0.2%
2,188,019		Beach Haven, NJ, 2.75% BANs, 6/13/2003	2,201,942

		New Mexico--1.7%
3,220,000		Albuquerque, NM, (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,220,000
5,300,000		Albuquerque, NM, (Series 1999), Weekly VRDNs (El Encanto, Inc. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	5,300,000
4,275,000		Los Lunas Village, NM, (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Standard Federal Bank, N.A. LOC)	4,275,000
3,060,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001 A9) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	3,060,000
6,375,000		New Mexico Mortgage Finance Authority, MERLOTs (Series 2001 A66), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,375,000

		TOTAL	22,230,000

		New York--4.2%
4,000,000		Carthage, NY Central School District, 2.375% RANs, 6/27/2003	4,022,137
8,500,000		New York City Housing Development Corp., (Series 2000A), Weekly VRDNs (15th Street Development)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	8,500,000
6,030,000		New York City Municipal Water Finance Authority, (Fiscal 2001 F-2 Bonds) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	6,030,000
2,200,000		New York City, NY, (1994 Series C), Daily VRDNs (J.P. Morgan Chase Bank LOC)	2,200,000
9,000,000		New York State Energy Research & Development Authority, Pollution Control Revenue Adjustable Rate Bonds (1988 Series A), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	9,000,000
12,500,000		New York State HFA, (Series 2002A), Related-West 23rd Street Housing, Weekly VRDNs (23rd Chelsea Associates, LLC)/(Bayerische Hypothekenund Vereinsbank AG LOC)	12,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,000,000		Norwood-Norfolk, NY Central School District, 2.375% BANs, 6/27/2003	$4,023,279
3,200,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	3,200,000
5,000,000		Waverly, NY Central School District, 2.50% BANs, 6/30/2003	5,035,840

		TOTAL	54,511,256

		North Carolina--2.8%
9,000,000		Hertford County, NC Industrial Facilities & Pollution Control Financing Authority, (Series 2000A), Weekly VRDNs (Nucor Corp.)	9,000,000
3,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001), Weekly VRDNs (Stefano Foods, Inc.)/(Wachovia Bank N.A. LOC)	3,800,000
4,995,000		North Carolina HFA, MERLOTS (Series 2002-A39), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,995,000
6,500,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	6,500,000
1,000,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	1,000,000
11,000,000	[2]	North Carolina State, (PT-413), 1.90% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	11,000,000
465,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authorithy, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank N.A. LOC)	465,000

		TOTAL	36,760,000

		Ohio--3.0%
4,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 1998-18), 2.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	4,000,000
2,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	2,000,000
4,365,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(PNC Bank, N.A. LOC)	4,365,000
6,240,000		Ohio HFA Multifamily Housing, MERLOTS (Series 2000 AA), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,240,000
5,500,000		Ohio HFA Multifamily Housing, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	5,500,000
9,000,000		Ohio Solid Waste Facility, (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(BP Amoco PLC GTD)	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,955,000		Ohio State, Floater Certificates (Series 2001-601), Weekly VRDNs (Morgan Stanley LIQ)	$4,955,000
3,500,000		Wood County, OH, (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000

		TOTAL	39,560,000

		Oklahoma--0.5%
6,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	6,000,000

		Oregon--1.4%
8,500,000		Port of Morrow, OR, (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	8,500,000
10,000,000		Port of Morrow, OR, (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Key Bank, N.A. LOC)	10,000,000

		TOTAL	18,500,000

		Pennsylvania--0.2%
2,700,000		William Penn School District, PA, 2.50% TRANs, 6/30/2003	2,714,499

		Rhode Island--1.1%
2,980,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A31), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,980,000
5,100,000		Rhode Island Housing & Mortgage Finance Corp., MERLOTS (Series 2001-A80), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,100,000
4,130,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC)	4,130,000
2,300,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	2,300,000

		TOTAL	14,510,000

		South Carolina--3.8%
20,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	20,000,000
985,000		Berkeley County, SC IDB, (Series 1989), Weekly VRDNs (W.W. Williams Co.)/(Bank One, N.A. (Ohio) LOC)	985,000
200,000		Berkeley County, SC IDB, (Series 1997), Weekly VRDNs (Nucor Corp.)	200,000
13,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	13,000,000
3,070,000		South Carolina Jobs-EDA Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,070,000
4,750,000		South Carolina Jobs-EDA Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		South Carolina--continued
$400,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank N.A. LOC)	$400,000
650,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank N.A. LOC)	650,000
400,000		South Carolina Jobs-EDA, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank N.A. LOC)	400,000
3,700,000		South Carolina Jobs-EDA, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(PNC Bank, N.A. LOC)	3,700,000
3,200,000		York County, SC IDA, (Series 1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas SA LOC)	3,200,000

		TOTAL	50,355,000

		Tennessee--1.0%
1,500,000		Cheatham County, TN IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(Amsouth Bank N.A., Birmingham LOC)	1,500,000
2,000,000		Covington, TN IDB, (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank N.A. LOC)	2,000,000
1,440,000		Dickson County, TN IDB, (Series 1996), Weekly VRDNs (Tennessee Bun Company, LLC Project)/(PNC Bank, N.A. LOC)	1,440,000
3,000,000		Jackson, TN IDB, Solid Waste Facility Bonds (Series 1995), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	3,000,000
1,350,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,350,000
600,000		South Pittsburg, TN IDB, (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	600,000
4,000,000		Tullahoma, TN, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	4,000,000

		TOTAL	13,890,000

		Texas--12.8%
5,000,000		Arlington, TX Housing Finance Corp., Roaring Forks Certificates (Series 2002-03), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	5,000,000
12,000,000		Austin, TX Airport System, MERLOTs (Series 2000J), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	12,000,000
14,990,000		Austin, TX Housing Finance Corp., (PT-1348) Weekly VRDNs (Blunn Creek Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	14,990,000
6,000,000		Brazos River Authority, TX, Trust Receipts (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Electric Co.)/(Bank of New York SWP)	6,000,000
6,755,000		Colorado County, TX IDC, (Series 2000) Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	6,755,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$12,055,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	$12,055,000
3,230,000		Dallas-Fort Worth, TX International Airport, MERLOTs (Series 2002-A13), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,230,000
12,725,000		Harris County, TX HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	12,725,000
9,605,000		Houston, TX Airport System, MERLOTS (Series 2001-B4), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	9,605,000
6,525,000		Houston, TX Water & Sewer System, Variable Certificates (Series 2002F), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
17,400,000		Lower Neches Valley Authority, TX, (Subseries 2001A), Daily VRDNs (Exxon Mobil Corp.)	17,400,000
15,100,000		Midlothian, TX Industrial Development Corp., (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	15,100,000
4,040,000		Saginaw, TX IDA, (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,040,000
5,500,000		Tarrant County, TX IDC, (Series 1997), Weekly VRDNs (Lear Operations Corp.)/(J.P. Morgan Chase Bank LOC)	5,500,000
3,730,000		Texas State Department of Housing & Community Affairs, Variable Certificates (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	3,730,000
13,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	13,012,393
4,900,000		Trinity River Authority of Texas, (Series 2001), Weekly VRDNs (Community Waste Disposal, Inc.)/(Wells Fargo Bank, Texas LOC)	4,900,000
11,500,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XLCA Insurance Corp. INS)/(Dexia Credit Local LIQ)	11,500,000
3,850,000		Waxahachie, TX IDA, (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	167,917,393

		Virginia--2.1%
1,000,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	1,000,000
5,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.80% TOBs (Rolling Brook Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/1/2003	5,000,000
6,880,000		Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast Airlines)/(Wachovia Bank N.A. LOC)	6,880,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$4,750,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Company, LLC.)/(SunTrust Bank LOC)	$4,750,000
6,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)	6,500,000
3,300,000		Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC)	3,300,000

		TOTAL	27,430,000

		Washington--3.3%
7,000,000		Chelan County, WA Public Utility District No. 1, MERLOTS (Series 2001-B1), Weekly VRDNs (Chelan Hydro Consolidated System)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,000,000
5,280,000		Energy Northwest, WA, Piper Certificates (Series 2002C), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	5,280,000
7,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC)	7,000,000
11,900,000		Spokane, WA Public Facilities District, MERLOTS (Series 2001-A111), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	11,900,000
5,350,000		Washington State Housing Finance Commission, (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(Federal National Mortgage Association LOC)	5,350,000
7,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	7,000,000

		TOTAL	43,530,000

		West Virginia--0.1%
1,940,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(Wachovia Bank N.A. LOC)	1,940,000

		Wisconsin--1.7%
1,000,000		Grand Chute, WI, (Series 2000A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,300,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,300,000
2,470,000		La Crosse, WI IDA, (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,470,000
2,300,000		Milwaukee, WI, (Series 1997), 1.80% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/2/2002	2,300,000
1,000,000		New Berlin, WI, (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$1,700,000		Prescott, WI School District, 3.25% TRANs, 8/23/2002	$1,700,569
3,680,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,680,000
6,645,000		Wisconsin Housing & EDA, Trust Receipts (Series 1997-18), Weekly VRDNs (Bank of New York LIQ)	6,645,000

		TOTAL	22,095,569

		Wyoming--0.4%
4,900,000		Converse County, WY, Pollution Control Revenue Refunding Bonds (Series 1994), Daily VRDNs (Pacificorp)/(Ambac Financial Group, Inc. INS)/(Bank of New York LIQ)	4,900,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,307,929,252

Securities that are subject to alternative minimum tax represent 73.6% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
98.5%	1.5%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2002, these securities amounted to $68,965,782 which represents 5.3% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,312,178,114) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranty
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	-- Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

July 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--12.9%
		Banking--12.9%
$180,000,000		Abbey National Bank PLC, London, 2.400% - 2.460%, 11/20/2002 - 12/18/2002	$179,999,999
53,000,000		Bank of New York, 2.065%, 7/1/2003	52,983,148
400,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.850% - 2.000%, 8/12/2002 - 11/18/2002	400,000,000
115,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 1.810% - 1.920%, 8/5/2002 - 1/22/2003	115,000,000
152,500,000		Comerica Bank, 2.275% - 2.502%, 3/10/2003 - 6/23/2003	152,517,910
100,000,000		Credit Agricole Indosuez, 1.880%, 10/31/2002	100,000,000
56,000,000		Credit Suisse First Boston, 1.810%, 2/3/2003	56,000,000
50,000,000		Den Danske Bank A/S, 3.630%, 9/9/2002	49,999,478
23,000,000		Mellon Bank N.A., Pittsburgh, 1.900%, 12/10/2002	23,000,000
5,000,000		Rabobank Nederland, Utrecht, 2.500%, 3/7/2003	5,005,040
100,000,000		Royal Bank of Canada, Montreal, 2.200%, 2/18/2003	100,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 2.280%, 6/30/2003	30,034,868
65,000,000		UBS AG, 1.850%, 8/29/2002	65,002,472
115,000,000		Westdeutsche Landesbank Girozentrale, 1.790% - 1.950%, 8/15/2002 - 1/29/2003	115,000,000

		TOTAL CERTIFICATES OF DEPOSIT	1,444,542,915

		COLLATERALIZED LOAN AGREEMENTS--14.7%
		Banking--9.8%
250,000,000		ABN AMRO, Inc., 1.872%, 8/1/2002	250,000,000
100,000,000		CDC Financial Products, Inc., 1.862%, 8/1/2002	100,000,000
100,000,000		Credit Suisse First Boston Corp., 1.880%, 8/1/2002	100,000,000
450,000,000		Deutsche Bank Alex Brown, Inc., 1.862% - 1.872%, 8/1/2002	450,000,000
200,000,000		Greenwich Capital Markets, Inc., 1.880%, 8/1/2002	200,000,000

		TOTAL	1,100,000,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--4.9%
$200,000,000		Goldman Sachs Group, Inc., 1.852% - 1.862%, 8/1/2002	$200,000,000
50,000,000		Morgan Stanley and Co., Inc., 1.892%, 8/1/2002	50,000,000
300,000,000		Salomon Brothers, Inc., 1.862% - 1.952%, 8/1/2002	300,000,000

		TOTAL	550,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,650,000,000

		COMMERCIAL PAPER--27.2%[1]
		Banking--9.2%
84,000,000		Barclays U.S. Funding Corp., (Barclays Bank PLC GTD), 1.830%, 8/14/2002	83,944,490
100,000,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.780%, 8/20/2002	99,906,055
25,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.790%, 8/26/2002	24,968,924
99,000,000		Citicorp, 1.770% - 1.780%, 8/20/2002 - 10/29/2002	98,738,612
100,000,000		Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 1.800% - 2.120%, 10/28/2002 - 1/21/2003	99,308,389
51,868,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 1.770% - 1.820%, 8/5/2002 -- 10/29/2002	51,721,709
127,000,000		ING (U.S.) Funding LLC, (ING Bank N.V. GTD), 1.900% - 1.980%, 8/7/2002 - 3/26/2003	126,374,930
149,512,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.810% - 1.820%, 8/15/2002 - 10/17/2002	149,158,509
31,877,000		Park Avenue Receivables Corp., 1.780%, 8/21/2002	31,845,477
132,746,000		Stellar Funding Group Inc., 1.800% - 1.950%, 8/1/2002 - 1/2/2003	132,384,589
55,085,000		Three Rivers Funding Corp., 1.780%, 8/22/2002	55,027,803
80,000,000		Variable Funding Capital Corp., 1.800%, 1/22/2003	79,304,000

		TOTAL	1,032,683,487

		Consumer Products--0.4%
50,000,000		Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,536,583

		Finance - Automotive--1.4%
25,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.810%, 8/13/2002	24,984,917
135,000,000		FCAR Auto Loan Trust, (Series A1/P1), 1.870% - 1.940%, 8/8/2002 - 9/16/2002	134,878,606

		TOTAL	159,863,523

Principal Amount			Value
		CoMMERCIAL PAPER--continued[1]
		Finance -- Commercial--8.1%
$125,000,000		Clipper Receivables Corp., 1.790% - 1.810%, 8/5/2002 - 9/4/2002	$124,863,153
44,750,000		Compass Securitization LLC, 1.770%, 10/28/2002	44,556,382
85,000,000		Eureka Securitization Inc., 1.770%, 10/30/2002	84,623,875
100,000,000		Falcon Asset Securitization Corp., 1.780%, 8/22/2002	99,896,167
230,000,000		General Electric Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.910% - 1.940%, 8/5/2002 -- 8/21/2002	229,864,633
320,000,000		General Electric Capital Corp., 1.910% - 2.120%, 8/12/2002 - 10/25/2002	319,282,611

		TOTAL	903,086,821

		Finance - Retail--1.6%
75,000,000		Mortgage Interest Networking Trust A1+/P1, 1.790% - 1.810%, 8/7/2002 - 8/16/2002	74,966,229
100,000,000		Sheffield Receivables Corp., 1.800%, 8/5/2002	99,980,000

		TOTAL	174,946,229

		Finance -- Securities--2.6%
56,348,000		Ivory Funding Corp., 1.820%, 9/9/2002	56,236,900
50,500,000		K2 (USA) LLC, (K2 Corp. GTD), 1.910%, 8/6/2002 - 8/7/2002	50,485,463
185,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.910% - 2.085%, 8/5/2002 - 3/14/2003	184,025,433

		TOTAL	290,747,796

		Insurance--3.5%
2,000,000		CXC, Inc., 1.810%, 8/12/2002	1,998,894
180,000,000		Galaxy Funding Inc., 1.770% - 1.940%, 8/13/2002 - 1/24/2003	179,055,350
210,000,000		Paradigm Funding LLC, 1.800% - 1.940%, 8/9/2002 - 11/4/2002	209,628,028

		TOTAL	390,682,272

		Telecommunications--0.4%
50,000,000		Verizon Global Funding, 1.820%, 9/20/2002	49,873,611

		TOTAL COMMERCIAL PAPER	3,051,420,322

		BANK NOTES--1.3%
		Banking--1.3%
150,000,000		Forrestal Funding Master Trust, (Bank of America N.A. Swap Agreement), 1.790%, 8/2/2002	149,992,542

Principal Amount			Value
		SHORT-TERM NOTES--9.1%
		Banking--0.2%
$25,000,000		Comerica Bank, 1.830%, 8/8/2002	$25,000,529

		Brokerage--1.4%
110,000,000		Goldman Sachs Group, Inc., 1.962%, 8/1/2002	110,000,000
44,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	44,000,000

		TOTAL	154,000,000

		Finance - Automotive--1.2%
8,468,725		Ford Credit Auto Owner Trust 2002-B, Class A1, 2.010%, 12/16/2002	8,468,725
83,637,488		Ford Credit Auto Owner Trust 2002-C, Class A1, 1.860%, 3/17/2003	83,637,488
27,101,235		Honda Auto Receivables Owner Trust 2002-2, Class A1, 1.950%, 6/13/2003	27,101,235
125,673		Household Automotive Trust 2001-3, Class A-1, 2.382%, 11/18/2002	125,673
15,934,907		Nissan Auto Receivables Owner Trust 2002-A, Class A1, 1.843%, 2/10/2003	15,934,907

		TOTAL	135,268,028

		Finance - Equipment--0.2%
12,565,558		CIT Equipment Collateral 2002-VT1, Class A1, 1.960%, 5/20/2003	12,565,558
4,514,016		CNH Equipment Trust 2001-B, Class A1, 2.112%, 12/16/2002	4,514,016

		TOTAL	17,079,574

		Finance - Securities--4.5%
193,000,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 2.420% - 2.990%, 9/30/2002 - 4/2/2003	193,000,000
75,000,000		K2 (USA) LLC, (K2 Corp. GTD), 1.820%, 9/10/2002	75,000,000
233,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.300% - 2.900%, 9/24/2002 -7/1/2003	233,000,000

		TOTAL	501,000,000

		Insurance--0.2%
27,921,429		Americredit Automobile Receivables Trust 2002-A, Class A1, (FSA INS), 1.920%, 3/12/2003	27,921,429

		Retail--0.4%
49,350,000		Wal-Mart Stores, Inc., 4.375% - 6.875%, 8/1/2002 - 8/1/2003	50,217,128

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Telecommunications--1.0%
$50,000,000		BellSouth Corp., 4.105%, 4/26/2003	$50,470,306
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,766,540

		TOTAL	111,236,846

		TOTAL SHORT-TERM NOTES	1,021,723,534

		GOVERNMENT AGENCY--0.3%
		Government Agency--0.3%
37,000,000		Federal National Mortgage Association, 2.300%, 7/30/2003	37,000,000

		LOAN PARTICIPATION--0.5%
		Chemicals--0.3%
36,000,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.830% - 1.930%, 8/8/2002 - 12/27/2002	36,000,000

		Electrical Equipment--0.2%
16,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.859%, 8/17/2002	16,700,000

		TOTAL LOAN PARTICIPATION	52,700,000

		NOTES -- VARIABLE--27.0% [2]
		Banking--8.7%
5,739,000		Aaron Oil Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,739,000
6,945,000		Acton Realty Investors LLP, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	6,945,000
3,425,000		Alabama State IDA, (Regions Bank, Alabama LOC), 1.877%, 8/1/2002	3,425,000
2,000,000		Albuquerque, NM, (Series 1997), El Canto, Inc., (Wells Fargo Bank Minnesota, N.A. LOC), 2.070%, 8/1/2002	2,000,000
4,750,000		American Custom Yachts, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	4,750,000
5,820,000		B & H Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,820,000
11,040,000		Badger Mining Corp., (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	11,040,000
12,270,000		Barton Healthcare LLC, (American National Bank & Trust Co., Chicago LOC), 1.950%, 8/7/2002	12,270,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$625,000		Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 1.970%, 8/1/2002	$625,000
5,400,000		Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hill LOC), 1.919%, 8/7/2002	5,400,000
2,300,000		Birmingham Fastener and Supply, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,300,000
3,440,000		Boyd-Plott LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,440,000
6,270,000		Brownsburg Christian Church, Inc., (Series 2000), (Firstar Bank, N.A. LOC), 1.970%, 8/1/2002	6,270,000
3,290,000		Brumfield Properties, Inc., (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	3,290,000
1,340,000		C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,340,000
7,750,000		California Statewide Communities Development Authority, Revenue Bonds, (U.S. Bank N.A., MN LOC), 1.870%, 8/1/2002	7,750,000
4,500,000		CAM International LP, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	4,500,000
2,585,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 1.900%, 8/1/2002	2,585,000
4,942,000		Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	4,942,000
3,591,000		Capital One Funding Corp., (Series 1994-E), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	3,591,000
4,410,000		Capital One Funding Corp., (Series 1995-C), (Bank One, Wisconsin, N.A. LOC), 1.920%, 8/1/2002	4,410,000
7,715,000		Capital One Funding Corp., (Series 1996-G), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	7,715,000
8,922,000		Capital One Funding Corp., (Series 1996-I), (Bank One, Dayton, N.A. LOC), 1.920%, 8/1/2002	8,922,000
12,860,000		Capital One Funding Corp., (Series 1997-C), (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	12,860,000
17,128,000		Capital One Funding Corp., (Series 1997-F), (Bank One, Texas, N.A. LOC), 1.920%, 8/1/2002	17,128,000
19,667,000		Capital One Funding Corp., (Series 1997-G), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	19,667,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$8,565,000		Capital One Funding Corp., (Series 2000-D), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	$8,565,000
11,757,000		Capital One Funding Corp., (Series 2001-B), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	11,757,000
13,600,000		Capital One Funding Corp., (Series 2001-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	13,600,000
2,670,000		Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,670,000
9,015,000		Cedarville College, Ohio, (Series 1998), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	9,015,000
4,100,000		Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	4,100,000
7,665,000		Charles River LLC, (Harris Trust & Savings Bank, Chicago LOC), 1.820%, 8/1/2002	7,665,000
9,900,000		Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	9,900,000
3,450,000		Cleveland Country Club, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.940%, 8/1/2002	3,450,000
6,500,000		Cleveland, TN IDB, Revenue Bonds, (Wachovia Bank of NC, N.A. LOC), 1.920%, 8/7/2002	6,500,000
8,525,000		Coilplus-Alabama, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.950%, 8/1/2002	8,525,000
40,000,000		Comerica Bank, 1.860%, 8/31/2002	40,013,859
75,000,000		Comerica Bank, 1.860%, 8/31/2002	75,021,671
12,170,000		Community Centre Group of Cos., (Comerica Bank LOC), 1.920%, 8/1/2002	12,170,000
15,000,000		Cook County, IL, (Dexia Group Liquidity Support) (Series 2002A), 1.860%, 8/7/2002	15,000,000
5,300,000		Davis Industries, Inc., (Comerica Bank LOC), 1.920%, 8/1/2002	5,300,000
5,000,000		Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,000,000
5,750,000		Dick Corp. Headquarters LP, (Series 2001), (National City Bank, Pennsylvania LOC), 1.950%, 8/1/2002	5,750,000
6,100,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	6,100,000
2,795,000		Elliott Aviation, Inc., (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	2,795,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$5,400,000		Elmira Downtown Arena LLC, (KeyBank, N.A. LOC), 1.950%, 8/1/2002	$5,400,000
980,000		Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	980,000
5,510,000		Equity Development Corp., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,510,000
4,000,000		Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 1.930%, 8/1/2002	4,000,000
510,000		Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 1.870% 8/1/2002	510,000
2,500,000		Frank Nelson Building of Birmingham LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,500,000
5,870,000		Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	5,870,000
1,200,000		Fredricksburg, VA IDA, (SunTrust Bank LOC), 1.950%, 8/7/2002	1,200,000
6,115,000		Freeport, IL, (Firstar Bank, N.A. LOC), 1.820%, 8/1/2002	6,115,000
2,335,000		Galasso Materials, LLC and Galasso Holdings, LLC, (Series 1998), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	2,335,000
3,780,000		Galliano Marine Service, Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	3,780,000
5,500,000		Gary, IN, Redevelopment District, (American National Bank & Trust Co., Chicago LOC), 1.940%, 8/1/2002	5,500,000
3,330,000		Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 1.900%, 8/7/2002	3,330,000
1,310,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 1.960%, 8/1/2002	1,310,000
3,295,000		Harvey A. Tolson, (Firstar Bank, N.A. LOC), 2.050%, 8/1/2002	3,295,000
3,750,000		Holden Properties Colorado LLC, (Comerica Bank - California LOC), 2.000%, 8/1/2002	3,750,000
9,805,000		Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	9,805,000
4,830,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	4,830,000
6,500,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	6,500,000
3,085,000		IPC Industries, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	3,085,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$5,250,000		IT Spring Wire, LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 1.950%, 8/1/2002	$5,250,000
7,530,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	7,530,000
6,000,000		Interlock Realty Co., (Series 2002), (U.S. Bank N.A., Cincinatti LOC), 1.970%, 8/1/2002	6,000,000
1,670,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	1,670,000
2,600,000		Kentucky Derby Hosiery Co., Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,600,000
8,500,000		KinderCare Learning Centers, Inc., (Series B), (J.P. Morgan Chase Bank LOC), 2.000%, 8/7/2002	8,500,000
1,815,000		Kit Carson County, CO, Midwest Farms LLC Project, (Wells Fargo Bank Minnesota, N.A. LOC), 1.950%, 8/7/2002	1,815,000
4,525,000		Kite Rubloff, Logansport, LLC, (Series 1998 A), (First of America Bank, Ohio LOC), 2.000%, 8/1/2002	4,525,000
4,500,000		LCO Ventures & Realty, (Fleet National Bank LOC), 2.050%, 8/7/2002	4,500,000
6,000,000		La Verne, CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank, N.A. LOC), 2.000%, 8/1/2002	6,000,000
3,090,000		Life Church Birmingham, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,090,000
3,920,000		Lincoln Park Associates LP, (Bank One, N.A. LOC), 1.910%, 8/1/2002	3,920,000
5,000,000		Los Angeles, CA, MERLOTS, (Series 2000 A), (H&H Theatre), (Wachovia Bank of NC, N.A. GTD), 1.920%, 8/7/2002	5,000,000
31,290,000		M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 1.970%, 8/1/2002	31,290,000
4,000,000		MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.950%, 8/1/2002	4,000,000
11,120,000		MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.920%, 8/1/2002	11,120,000
55,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.940%, 9/27/2002	55,000,000
2,007,000		MacDonald & Associates LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,007,000
8,700,000		Medical Arts Capital LLC, (Series 2001), (Regions Bank, Alabama LOC), 1.900%, 8/1/2002	8,700,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$1,280,000		Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America N.A. LOC), 1.920%, 8/1/2002	$1,280,000
3,100,000		Mike Patton Real Estate II, LLC, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,100,000
4,300,000		Mile Bluff Clinic Building Partnership, (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	4,300,000
1,400,000		Mississippi Business Finance Corp., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	1,400,000
2,760,000		Mississippi Business Finance Corp., MS IDR, (Bank One, Illinois, N.A. LOC), 1.850%, 8/1/2002	2,760,000
3,100,000		Multicraft International LP, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,100,000
2,740,000		New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 1.970%, 8/1/2002	2,740,000
3,600,000		New Jersey EDA, Morey Organization, Inc. Project, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.900%, 8/7/2002	3,600,000
2,565,000		New Jersey EDA, Pheonix Realty Partners, (Wachovia Bank of NC, N.A. LOC), 1.970%, 8/7/2002	2,565,000
5,650,000		Norcross Investment Group, LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	5,650,000
39,500,000		Novant Health, Inc., (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	39,500,000
7,260,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	7,260,000
3,230,000		Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	3,230,000
4,195,000		P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	4,195,000
4,350,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	4,350,000
3,000,000		Parker Towing Co., Inc., (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,000,000
7,470,000		Pepin Distributing Co., (Wachovia Bank of NC, N.A. LOC), 1.840%, 8/1/2002	7,470,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$845,000		Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 1.820%, 8/1/2002	$845,000
8,246,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	8,246,000
6,760,000		R & J Investment Co., (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	6,760,000
3,300,000		Riverchase Country Club, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,300,000
20,000,000		SMM Trust, (Series 2001-M), (J.P. Morgan Chase Bank Swap Agreement), 1.890%, 9/13/2002	20,000,000
1,449,000		Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	1,449,000
7,000,000		Santa Rosa, CA, (Westdeutsche Landesbank Girozentrale LOC), 1.970%, 8/1/2002	7,000,000
7,650,000		Second Baptist Church, Millington, TN, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	7,650,000
18,500,000		Seeber USA, LLP, (Series 2000), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	18,500,000
7,080,000		Sherman-Dixie Concrete Industries, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	7,080,000
5,850,000		Sioux-Preme Packing Co., (Firstar Bank, N.A. LOC), 2.050%, 8/7/2002	5,850,000
3,230,000		Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,230,000
5,000,000		Springhill Medical Comples, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	5,000,000
10,025,000		Stow-Glen Properties LLC, (Firstar Bank, N.A. LOC), 1.970%, 8/1/2002	10,025,000
985,000		TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	985,000
2,890,000		TIL Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,890,000
2,500,000		TTL Realty LLC, (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,500,000
975,000		Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 1.900%, 8/7/2002	975,000
4,000,000		Tarrant Hydraulics Services LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	4,000,000
3,000,000		Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,000,000
Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Banking--continued
$3,505,000		Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.870%, 8/7/2002	$3,505,000
825,000		Triple O, LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	825,000
2,795,000		University Ltd. Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,795,000
3,670,000		VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 1.980%, 8/1/2002	3,670,000
1,982,000		Valleydale Baptist Church, (Series 2001), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	1,982,000
2,000,000		Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	2,000,000
5,575,000		Vista Grande Villa, MI Revenue Bonds, (Lasalle Bank, N.A. LOC), 1.950% 8/1/2002	5,575,000
6,500,000		WL Properties of Georgia, Inc., (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	6,500,000
4,500,000		Watson St. Louis Property LLC, (Series 2001), (U.S. Bank N.A., MN LOC), 2.000%, 8/1/2002	4,500,000
3,840,000		Weaver Rentals LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,840,000
6,400,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	6,400,000
25,000,000		Wells Fargo & Co., 1.839%, 8/14/2002	25,000,000
2,000,000		White's Ferry Road Church of Christ, Inc., (Series 2002), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,000,000
10,990,000		Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank, Cincinnati, N.A. LOC), 2.000%, 8/1/2002	10,990,000
5,900,000		Winder-Barrow Industrial Building Authority, GA, Keebler Co. Project, (Series 2000), Revenue Bonds, (SunTrust Bank LOC), 1.900%, 8/7/2002	5,900,000

		TOTAL	978,010,530

		Brokerage--2.7%
95,000,000		Goldman Sachs Group, Inc., 1.860% - 1.898%, 8/16/2002 - 8/22/2002	95,000,000
72,000,000		Goldman Sachs Group, Inc., 1.900%, 8/22/2002	72,000,000
140,000,000		Merrill Lynch & Co., Inc., 1.889%, 8/11/2002	140,000,000

		TOTAL	307,000,000

Principal Amount			Value
		NOTES -- VARIABLE--continued[2]
		Consumer Products--0.8%
$25,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.870%, 9/12/2002	$25,000,000
70,000,000		Unilever N.V., 1.974%, 10/24/2002	70,021,500

		TOTAL	95,021,500

		Finance - Commercial--2.9%
324,000,000		Compass Securitization LLC, 1.794% - 1.799%, 8/5/2002 -- 8/14/2002	323,994,131

		Finance - Retail--0.8%
85,250,000		USA Education, Inc., 1.828% - 2.167%, 9/16/2002 - 10/27/2002	85,249,616

		Finance -- Securities--2.6%
242,000,000		K2 (USA) LLC, (K2 Corp. GTD), 1.819% - 1.850%, 8/11/2002 - 8/22/2002	241,997,651
48,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.829% - 1.972%, 8/5/2002 -- 8/21/2002	48,000,000

		TOTAL	289,997,651

		Government Agency--0.1%
975,000		Direct One Funding Corp., (Series 2000) (Sexton Properties), (FNMA INS), 1.890%, 8/1/2002	975,000
5,600,000		Direct One Funding Corp., (Series 2001), (FNMA LOC), 1.890%, 8/1/2002	5,600,000

		TOTAL	6,575,000

		Insurance--3.5%
24,000,000		Allstate Life Insurance Co., 1.978% - 1.989%, 8/1/2002	24,000,000
40,000,000		GE Life and Annuity Assurance Co., 1.839% - 1.997%, 8/1/2002 - 9/3/2002	40,000,000
62,400,000		Jackson National Life Insurance Co., 1.930% - 2.020%, 8/22/2002 - 10/1/2002	62,400,000
44,000,000		Monumental Life Insurance Co., 1.950% - 2.060%, 8/1/2002	44,000,000
50,000,000		New York Life Insurance Co., 1.998% - 2.000%, 8/1/2002 - 9/1/2002	50,000,000
75,000,000		Paradigm Funding LLC, 1.808%, 8/1/2002 -- 8/2/2002	75,000,000
15,000,000		Protective Life Insurance Co., 2.010%, 8/1/2002	15,000,000
35,000,000		Security Life of Denver Insurance Co., 1.940% - 1.951%, 9/26/2002 - 10/24/2002	35,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 2.000%, 10/7/2002	25,000,000
20,000,000		Travelers Insurance Co., 1.960%, 9/28/2002	20,000,000

		TOTAL	390,400,000

Principal Amount or Shares			Value
		NOTES -- VARIABLE--continued[2]
		Pharmaceuticals and Health Care--1.8%
$201,000,000		Merck & Co., Inc., 1.775% - 1.778%, 8/26/2002	$201,001,744

		Telecommunications--3.1%
36,000,000		BellSouth Telecommunications, Inc., 1.908%, 9/3/2002	36,000,000
310,100,000		Verizon Global Funding, 1.817% - 1.970%, 8/1/2002 - 9/16/2002	310,056,310

		TOTAL	346,056,310

		TOTAL NOTES -- VARIABLE	3,023,306,482

		MUTUAL FUND--0.9%
		Asset Management--0.9%
100,000,000		Nations Money Market Reserves, 1.763%, 8/1/2002	100,000,000

		REPURCHASE AGREEMENTS--6.4%[4]
$100,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
200,000,000		J.P. Morgan Securities, Inc., 1.860%, dated 7/31/2002, due 8/1/2002	200,000,000
200,000,000		Salomon Smith Barney, Inc., 1.850%, dated 7/31/2002, due 8/1/2002	200,000,000
213,406,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	213,406,000

		TOTAL REPURCHASE AGREEMENTS	713,406,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$11,244,091,795

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, this security amounted to $55,000,000 which represents 0.5% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,206,634,542) at July 31, 2002.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
INS	--Insured
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements.

Portfolio of Investments
Prime Value Obligations Fund

July 31, 2002

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--13.5%
		Banking--13.5%
$50,000,000		Abbey National Bank PLC, London, 2.000%, 10/15/2002	$50,000,000
50,000,000		BNP Paribas, 1.830%, 10/17/2002	50,000,000
48,000,000		Bank of New York, 2.065%, 7/1/2003	47,984,738
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.920%, 8/15/2002	100,000,000
176,500,000		Comerica Bank, 2.275% - 2.610%, 3/7/2003 - 6/23/2003	176,481,270
50,000,000		Credit Suisse First Boston, 1.820%, 2/3/2003	50,000,000
4,000,000		Den Danske Bank A/S, 2.590%, 5/23/2003	4,017,150
200,000,000		J.P. Morgan Chase & Co., 1.840% - 1.920%, 8/5/2002 - 8/28/2002	200,000,000
100,000,000		Landesbank Baden-Wuerttemberg, 1.870% - 1.980%, 8/5/2002 - 1/10/2003	100,017,789
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 2.500%, 2/5/2003	10,000,000
75,000,000		Svenska Handelsbanken Inc., Stockholm, 1.780%, 8/15/2002	75,000,000
50,000,000		Toronto Dominion Bank, 1.810%, 1/17/2003	50,000,000
40,000,000		U.S. Bank N.A., Cincinnati, 2.250%, 6/23/2003	39,989,380
295,000,000		UBS AG, 2.210% - 2.770%, 12/17/2002 - 3/12/2003	294,951,666
25,000,000		Westdeutsche Landesbank Girozentrale, 1.940%, 8/26/2002	25,000,000

		TOTAL CERTIFICATES OF DEPOSIT	1,273,441,993

		COLLATERALIZED LOAN AGREEMENTS--14.2%
		Banking--9.5%
250,000,000		ABN AMRO, Inc., 1.872%, 8/1/2002	250,000,000
200,000,000		Deutsche Bank Alex Brown, Inc., 1.872%, 8/1/2002	200,000,000
250,000,000		J.P. Morgan Chase & Co., 1.882%, 8/1/2002	250,000,000
200,000,000		Wachovia Securities, Inc., 1.912%, 8/1/2002	200,000,000

		TOTAL	900,000,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--4.7%
$115,000,000		Bear Stearns Cos., Inc., 1.880%, 8/1/2002	$115,000,000
25,000,000		Goldman Sachs Group Inc., 1.852%, 8/1/2002	25,000,000
100,000,000		Lehman Brothers, Inc., 1.992%, 8/1/2002	100,000,000
200,000,000		Salomon Brothers, Inc., 1.862% - 1.952%, 8/1/2002	200,000,000

		TOTAL	440,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,340,000,000

		COMMERCIAL PAPER--21.2%[1]
		Banking--7.7%
100,000,000		Bank of America Corp., 1.870%, 8/16/2002	99,922,083
25,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.790%, 8/26/2002	24,968,924
150,000,000		Den Danske Corp., Inc., (Den Danske Bank A/S GTD), 1.800% - 1.890%, 8/6/2002 - 1/23/2003	149,536,250
19,470,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 1.840%, 8/15/2002	19,456,068
45,000,000		ING (U.S.) Funding LLC, (ING Bank N.V. GTD), 1.900%, 8/7/2002	44,985,750
106,147,000		Ivory Funding Corp., 1.820% - 1.850%, 8/12/2002 - 9/12/2002	106,017,007
71,657,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.810% - 1.820%, 8/15/2002 - 10/10/2002	71,535,701
9,983,000		Stellar Funding Group Inc., 1.820%, 8/2/2002 - 8/9/2002	9,980,119
50,000,000		Three Rivers Funding Corp., 1.780%, 8/20/2002	49,953,028
150,000,000		Westdeutsche Landesbank Girozentrale, 1.890%, 8/7/2002	149,952,750

		TOTAL	726,307,680

		Consumer Products--0.5%
50,000,000		Diageo Capital PLC, (Diageo PLC GTD), 2.010%, 1/14/2003	49,536,583

		Finance - Automotive--1.2%
69,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.810% - 1.900%, 8/5/2002 - 8/12/2002	68,969,362
45,400,000		Ford Motor Credit Co., 2.050%, 10/11/2002 - 10/17/2002	45,213,234
3,000,000		General Motors Acceptance Corp., 2.040%, 8/13/2002	2,997,960

		TOTAL	117,180,556

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--5.0%
$66,475,000		Edison Asset Securitization LLC, 1.940%, 8/21/2002	$66,403,355
65,000,000		Eureka Securitization Inc., 1.770%, 10/30/2002	64,712,375
50,000,000		Falcon Asset Securitization Corp., 1.780%, 8/22/2002	49,948,083
50,000,000		GE Capital International Funding, Inc., (General Electric Capital Corp. GTD), 1.770%, 1/21/2003	49,574,708
237,000,000		General Electric Capital Corp., 1.900% - 2.120%, 8/5/2002 - 10/25/2002	236,588,128

		TOTAL	467,226,649

		Finance - Equipment--0.6%
8,000,000		John Deere Bank S.A., (John Deere Capital Corp. GTD), 2.070%, 10/8/2002	7,968,720
13,500,000		John Deere Capital Corp., 2.000% - 2.050%, 8/23/2002 - 9/20/2002	13,468,063
30,400,000		John Deere Credit Ltd., (John Deere Capital Corp. GTD), 2.050% - 2.070%, 8/7/2002 - 10/8/2002	30,334,872

		TOTAL	51,771,655

		Finance - Retail--1.0%
98,000,000		Countrywide Home Loans, Inc., 1.830%, 8/29/2002	97,860,513

		Finance - Securities--1.7%
72,500,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 1.770% - 1.970%, 10/29/2002 - 11/14/2002	72,166,594
85,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.780%, 1/30/2003	84,235,094

		TOTAL	156,401,688

		Food & Beverage--1.2%
106,300,000		General Mills, Inc., 1.940% - 2.070%, 8/2/2002 - 10/8/2002	106,254,734
10,000,000		Sara Lee Corp., 1.820%, 8/15/2002	9,992,922

		TOTAL	116,247,656

		Insurance--1.5%
115,000,000		Galaxy Funding Inc., 1.770% - 2.030%, 9/23/2002 - 10/21/2002	114,651,996
25,000,000		Paradigm Funding LLC, 1.800%, 8/20/2002	24,976,250

		TOTAL	139,628,246

		Retail--0.8%
76,000,000		Safeway, Inc., 1.950% - 2.040%, 8/7/2002 - 10/17/2002	75,801,773

		TOTAL COMMERCIAL PAPER	1,997,962,999

Principal Amount			Value
		SHORT-TERM NOTES--12.3%
		Banking--1.4%
$25,000,000		Comerica Bank, 1.830%, 8/8/2002	$25,000,529
35,000,000		National City Bank, Indiana, 2.500%, 3/5/2003	35,000,000
75,000,000		National City Bank, Ohio, 2.500%, 3/10/2003	74,993,266

		TOTAL	134,993,795

		Brokerage--4.8%
175,000,000		Bear Stearns Company, Inc., 1.962%, 8/1/2002	175,000,000
245,000,000		Goldman Sachs Group, Inc., 1.962% - 2.050%, 8/1/2002 -- 10/28/2002	245,000,000
33,000,000		Merrill Lynch & Co., Inc., 2.450%, 3/24/2003	33,000,000

		TOTAL	453,000,000

		Finance - Equipment--0.1%
4,514,016		CNH Equipment Trust 2001B, Class A1, 2.112%, 12/16/2002	4,514,016

		Finance - Automotive--1.4%
3,634,023		Chevy Chase Auto Receivables Trust, (Series 2001-3), Class A1, 2.037%, 12/16/2002	3,634,023
50,182,493		Ford Credit Auto Owner Trust, (Series 2002-C), Class A1, 1.860%, 3/17/2003	50,182,493
10,162,470		Ford Credit Auto Owner Trust, (Series 2002-B), Class A1, 2.010%, 12/16/2002	10,162,470
34,844,445		Honda Auto Receivables Owner Trust, (Series 2002-2), Class A1, 1.950%, 6/13/2003	34,844,445
5,367,980		MMCA Auto Owner Trust, (Series 2002-1), Class A1, 2.008%, 3/17/2003	5,367,980
4,635,609		Nissan Auto Receivables Owner Trust, (Series 2002-A), Class A1, 1.843%, 2/10/2003	4,635,609
26,788,944		Nissan Auto Receivables Owner Trust, (Series 2002-B), Class A1, 2.090%, 5/9/2003	26,788,944

		TOTAL	135,615,964

		Finance - Securities--3.8%
60,000,000		Beta Finance, Inc., (Beta Finance Corp. GTD), 3.000%, 4/8/2003	60,000,000
160,000,000		K2 (USA) LLC, (K2 Corp. GTD), 2.250% - 2.860%, 9/30/2002 -- 7/7/2003	160,000,000
140,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 2.300% - 3.720%, 8/27/2002 - 6/27/2003	139,998,400

		TOTAL	359,998,400

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Insurance--0.1%
$9,772,500		Americredit Automobile Receivables Trust, (Series 2002-A), Class A1, (FSA INS), 1.920%, 3/12/2003	$9,772,500

		Telecommunications--0.7%
60,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	60,766,540

		TOTAL SHORT-TERM NOTES	1,158,661,215

		GOVERNMENT AGENCY--0.4%
		Government Agency--0.4%
40,000,000		Federal National Mortgage Association, 2.300%, 7/30/2003	40,000,000

		LOAN PARTICIPATION--2.5%
		Chemicals--0.4%
34,750,000		DuPont Teijin Films U.K. Ltd., (Du Pont (E.I.) de Nemours & Co. GTD), 1.830% - 1.930%, 8/8/2002 - 12/27/2002	34,750,000

		Electrical Equipment--0.3%
29,600,000		Mt. Vernon Phenol Plant Partnership, (General Electric Co. GTD), 1.858%, 5/19/2003	29,600,000

		Finance - Automotive--0.6%
60,300,000		General Motors Acceptance Corp., Mortgage of PA, (General Motors Acceptance Corp. GTD), 2.110% - 2.240%, 8/1/2002 -- 8/28/2002	60,300,000

		Finance - Retail--1.2%
109,800,000		Countrywide Home Loans, Inc., 1.820% - 1.930%, 8/2/2002 - 8/15/2002	109,800,000

		TOTAL LOAN PARTICIPATION	234,450,000

		NOTES - VARIABLE--30.1%[2]
		Banking--9.8%
5,340,000		35 North Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	5,340,000
4,540,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 1.950%, 8/1/2002	4,540,000
5,000,000		AW Mobile LLC, (SouthTrust Bank of Alabama, Birmingham LOC), 2.027%, 8/2/2002	5,000,000
667,500		Alabama State, IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.878%, 8/2/2002	667,500
1,126,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 2.030%, 8/1/2002	1,126,000
8,425,000		Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	8,425,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,895,000		B.R. Williams Trucking, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	$8,895,000
12,360,000		Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (Lasalle Bank, N.A. LOC), 1.840%, 8/7/2002	12,360,000
7,605,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	7,605,000
1,385,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,385,000
2,320,000		Bluff City Buick, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,320,000
2,850,000		Bon Secour, Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,850,000
7,525,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.920%, 8/2/2002	7,525,000
6,135,000		Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	6,135,000
6,625,000		Brumfield Properties, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.850%, 8/1/2002	6,625,000
8,725,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	8,725,000
1,500,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 1.920%, 8/1/2002	1,500,000
8,565,000		Capital One Funding Corp., (Series 1996-C), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	8,565,000
13,199,000		Capital One Funding Corp., (Series 1999-F), (Bank One, Illinois, N.A. LOC), 1.920%, 8/1/2002	13,199,000
18,526,000		Capital One Funding Corp., (Series 2000-A), (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	18,526,000
160,000		Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	160,000
840,000		Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	840,000
890,000		Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 1.970%, 8/1/2002	890,000
3,725,000		Cattail Creek Country Club, (Series 1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	3,725,000
5,205,000		Century Drive Associates, (Series 2001), (Commerce Bank, N.A., Cherry Hill, NJ LOC), 2.019%, 8/7/2002	5,205,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$7,000,000		Charlie N. McGlamry, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	$7,000,000
13,090,000		Church at Brook Hills, (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	13,090,000
5,460,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 1.950%, 8/1/2002	5,460,000
825,000		Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 2.020%, 8/1/2002	825,000
4,955,000		Columbus, GA IDA, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.868%, 8/1/2002	4,955,000
7,250,000		Commercial Contractors, Inc., (Series 1998), (Allfirst Bank LOC), 2.020%, 8/6/2002	7,250,000
8,950,000		Consolidated Publishing Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.978%, 8/2/2002	8,950,000
1,660,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	1,660,000
7,090,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	7,090,000
9,500,000		Cullman Shopping Center, Inc., (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.850%, 8/1/2002	9,500,000
4,755,000		DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 1.920%, 8/1/2002	4,755,000
5,445,000		Dellridge Care Center LP, (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	5,445,000
7,560,000		Dewberry IV LP, (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	7,560,000
8,115,000		ERC Real Estate LLC, (KeyBank, N.A. LOC), 1.950%, 8/1/2002	8,115,000
4,100,000		Engle Printing & Publishing, (Allfirst Bank LOC), 2.020%, 8/2/2002	4,100,000
8,635,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 1.820%, 8/1/2002	8,635,000
3,572,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/2/2002	3,572,000
1,215,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Allfirst Bank LOC), 2.020%, 8/2/2002	1,215,000
3,845,000		Gannett Fleming, Inc., (Series 2001), (Allfirst Bank LOC), 2.020%, 8/2/2002	3,845,000
2,235,000		Gateway Foods, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,235,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,320,000		Georgetown Real Estate Holdings Ltd., (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	$3,320,000
5,825,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	5,825,000
5,400,000		Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	5,400,000
7,655,000		Green Clinic Management Co, LLC, (Regions Bank, Alabama LOC), 1.920%, 8/1/2002	7,655,000
15,000,000		Greene County, GA IDA, Reynolds Lodge, LLC, (Series 2000 A), (Firstar Bank, N.A. LOC), 1.950%, 8/7/2002	15,000,000
2,000,000		Greene County, GA IDA, Reynolds Lodge, LLC, (Series 2000 B), (Firstar Bank, N.A. LOC), 1.900%, 8/7/2002	2,000,000
5,000,000		H.C. Equities LP, (Wachovia Bank N.A. LOC), 1.900%, 8/1/2002	5,000,000
8,655,000		HFS Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	8,655,000
5,000,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	5,000,000
12,600,000		Harris County, GA IDA, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	12,600,000
4,745,000		Hazlet Manor Associates, (Series 1998), (Allfirst Bank LOC), 2.020%, 8/6/2002	4,745,000
9,470,000		Healthcare Funding LLC, (Series 1999), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	9,470,000
9,330,000		Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 1.920%, 8/1/2002	9,330,000
19,295,000		ICS-Remington, LLC, (First Commercial Bank, Birmingham, AL LOC), 1.920%, 8/1/2002	19,295,000
940,000		Ilsco Corp., (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	940,000
3,800,000		Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	3,800,000
1,235,000		J.W. Harris Inc., (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/1/2002	1,235,000
16,095,000		JFK Family Borrowing, LLP, (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	16,095,000
7,601,290		Katie Realty, LLC, (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	7,601,290
5,105,000		Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	5,105,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,275,000		Laird's Auto Glass & Trim, Inc., (Standard Federal Bank, N.A. LOC), 1.969%, 8/7/2002	$1,275,000
4,000,000		Lake Sherwood Senior Living Center LLC, (Union Planters National Bank, Memphis, TN LOC), 2.070%, 8/1/2002	4,000,000
6,900,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 1.980%, 8/2/2002	6,900,000
3,115,000		Lincoln Park Associates LP, (Bank One, N.A. (Chicago) LOC), 1.910%, 8/1/2002	3,115,000
2,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 1.859%, 8/15/2002	2,000,000
5,125,000		M&C Holdings LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	5,125,000
6,315,000		Maryland IDFA, Atlantic Pharmaceutical Services (Series 2000 A), (Allfirst Bank LOC), 2.020%, 8/2/2002	6,315,000
4,125,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Allfirst Bank LOC), 2.020%, 8/2/2002	4,125,000
114,000		Maryland IDFA, Human Genome Sciences (Series 1994), (Allfirst Bank LOC), 1.760%, 8/5/2002	114,000
21,990,000		Maryland IDFA, Human Genome Sciences (Series 1997), (Allfirst Bank LOC), 2.020%, 8/6/2002	21,990,000
16,000,000		Maryland IDFA, Human Genome Sciences (Series 2001-A), (Allfirst Bank LOC), 2.020%, 8/6/2002	16,000,000
675,000		Maryland IDFA, Pharmaceutics International, Inc., (Series 2001-B), (Allfirst Bank LOC), 2.020%, 8/2/2002	675,000
3,145,000		Mayer Properties LLP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.928%, 8/2/2002	3,145,000
3,680,000		McClatchy-Avondale Corp., (Series1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	3,680,000
7,425,000		McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.878%, 8/2/2002	7,425,000
15,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 1.860%, 9/11/2002	15,000,000
11,000,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	11,000,000
45,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.940%, 9/27/2002	45,000,000
3,190,000		Montgomery, AL IDA, (SouthTrust Bank of Alabama, Birmingham LOC), 1.850%, 8/1/2002	3,190,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$4,380,000		Neron Real Estate LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	$4,380,000
8,250,000		ORIS Automotive Parts AL Ltd., (AmSouth Bank N.A., Birmingham LOC), 1.820%, 8/1/2002	8,250,000
5,960,000		Oaklawn Hospital, MI, (Series 2000 A), (Standard Federal Bank, N.A. LOC), 1.919%, 8/7/2002	5,960,000
5,080,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	5,080,000
7,800,000		Olive Baptist Church, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	7,800,000
15,000,000		Omni HC, Inc., (Columbus Bank and Trust Co., GA LOC), 1.870%, 8/1/2002	15,000,000
2,872,500		Orange Beach Marina, Inc., (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	2,872,500
19,000,000		Palmetto Net, Inc., (National Bank of South Carolina LOC), 2.020%, 8/1/2002	19,000,000
8,875,000		Perfect Properties LLC, (AmSouth Bank N.A., Birmingham LOC), 1.920%, 8/1/2002	8,875,000
4,324,000		Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 2.000%, 8/1/2002	4,324,000
41,100,000		Riderwood Village, Inc., (Allfirst Bank LOC), 2.050%, 8/1/2002	41,100,000
6,595,000		Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 1.950%, 8/1/2002	6,595,000
20,000,000		SMM Trust, (Series 2001-M), (J.P. Morgan Chase & Co. Swap Agreement), 1.890%, 9/13/2002	20,000,000
790,000		Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 1.970%, 8/1/2002	790,000
22,000,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	22,000,000
20,000,000		Sea Island Company, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	20,000,000
8,830,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/6/2002	8,830,000
2,405,000		Solon, OH, Schneps Family LP, (Bank One, N.A. (Ohio) LOC), 1.920%, 8/1/2002	2,405,000
17,280,000		Spectra Gases, Inc., (Commerce Bank, N.A., Cherry Hill, NJ LOC), 1.969%, 8/7/2002	17,280,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,070,000		Spencer Companies, Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 1.920%, 8/1/2002	$8,070,000
3,200,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.850%, 8/1/2002	3,200,000
1,710,000		TLC Realty LLC, (AmSouth Bank N.A., Birmingham LOC), 1.940%, 8/1/2002	1,710,000
6,000,000		Tanya K. Nitterhouse, (Allfirst Bank LOC), 2.020%, 8/2/2002	6,000,000
3,150,000		Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 1.870%, 8/1/2002	3,150,000
5,770,000		Town Development, Inc., (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	5,770,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.929%, 9/18/2002	15,000,000
4,000,000		University Church of Christ, (SouthTrust Bank of Alabama, Birmingham LOC), 2.028%, 8/2/2002	4,000,000
1,700,000		Village Green Finance Co., LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 1.820%, 8/7/2002	1,700,000
9,772,500		WCN Properties, LP, (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	9,772,500
25,000,000		Wells Fargo & Co., 1.839%, 8/14/2002	25,000,000
7,000,000		West Memphis, IDRB, S-B Power Tool Project, (Series 2000 A), (J.P. Morgan Chase & Co. LOC), 1.870%, 8/1/2002	7,000,000
7,130,000		West Shore Country Club, (Series 2000), (Allfirst Bank LOC), 2.020%, 8/2/2002	7,130,000
15,335,000		William Hill Manor, Inc., (Series 1998), (Allfirst Bank LOC), 2.020%, 8/6/2002	15,335,000
8,145,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst Bank LOC), 2.020%, 8/7/2002	8,145,000
370,000		York County, PA IDA, UL Holdings, LLC (Series 2000 B), (Allfirst Bank LOC), 2.020%, 8/2/2002	370,000
17,300,000		Yorktown Building Holding Co., LLC, (Columbus Bank and Trust Co., GA LOC), 1.920%, 8/1/2002	17,300,000

		TOTAL	924,729,790

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Brokerage--1.8%
$113,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.879% - 1.900%, 8/13/2002 -- 8/22/2002	$113,000,000
60,000,000		Merrill Lynch & Co., Inc., 1.890%, 8/11/2002	60,000,000

		TOTAL	173,000,000

		Chemicals--0.7%
69,000,000		Bayer Corp., 4.450%, 3/19/2003	69,640,018

		Consumer Products--1.4%
65,000,000		Diageo Capital PLC, (Diageo PLC GTD), 1.870%, 9/12/2002	65,000,000
63,000,000		Unilever N.V., 1.974%, 10/24/2002	63,024,321

		TOTAL	128,024,321

		Finance - Automotive--1.1%
62,250,000		Ford Motor Credit Co., 2.113%, 8/1/2002	62,250,000
43,000,000		GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 2.238%, 8/1/2002	43,000,000

		TOTAL	105,250,000

		Finance - Commercial--4.0%
280,000,000		Compass Securitization LLC, 1.794% - 1.799%, 8/3/2002 -- 8/13/2002	279,994,125
96,000,000		General Electric Capital Corp., 1.870%, 8/9/2002	96,000,000

		TOTAL	375,994,125

		Finance - Retail--0.7%
8,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 2.395%, 8/15/2002	8,000,000
63,000,000		SLM Corporation, 1.828%, 10/28/2002	63,000,000

		TOTAL	71,000,000

		Finance - Securities--3.4%
166,500,000		K2 (USA) LLC, (K2 Corp. GTD), 1.819%- 1.830%, 8/9/2002 - 8/15/2002	166,496,016
154,000,000		Sigma Finance, Inc., (Sigma Finance Corp. GTD), 1.829% - 1.880%, 8/1/2002 -- 8/17/2002	153,996,325

		TOTAL	320,492,341

		Government Agency--0.1%
5,120,000		Acton Assisted Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 1.860%, 8/1/2002	5,120,000

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Insurance--5.2%
$12,000,000		Allstate Life Insurance Co., 1.979%, 8/1/2002	$12,000,000
20,000,000		GE Capital Assurance Co., 2.020%, 8/9/2002	20,000,000
80,000,000		GE Life and Annuity Assurance Co., 1.839% - 1.997%, 8/1/2002 - 9/1/2002	80,000,000
30,000,000		Jackson National Life Insurance Co., 1.930% - 2.020%, 8/1/2002 - 10/1/2002	30,000,000
35,000,000		Monumental Life Insurance Co., 2.040% - 2.148%, 8/1/2002 - 8/28/2002	35,000,000
15,000,000		New York Life Insurance Co., 1.998%, 9/3/2002	15,000,000
75,000,000		Paradigm Funding LLC, 1.809%, 8/1/2002 -- 8/2/2002	75,000,000
9,000,000		Premium Asset Trust, (Series 2001-4), (GE Capital Assurance Co. LOC), 2.003%, 8/21/2002	9,000,201
15,000,000		Principal Life Insurance Co., 2.048%, 9/1/2002	15,000,000
13,000,000		Protective Life Insurance Co., 2.010%, 8/1/2002	13,000,000
36,995,000		Santa Monica Community College, (Series 2001 D), (AMBAC INS), 1.870%, 8/1/2002	36,995,000
40,000,000		Security Life of Denver Insurance Co., 1.940% - 1.951%, 9/26/2002 - 10/24/2002	40,000,000
25,000,000		Transamerica Occidental Life Insurance Co., 2.000%, 10/7/2002	25,000,000
50,000,000		Travelers Insurance Co., 1.998%, 9/3/2002	50,000,000
35,000,000		United of Omaha Life Insurance Co., 1.909%, 8/1/2002	35,000,000

		TOTAL	490,995,201

		Pharmaceuticals and Health Care--0.6%
52,550,000		Merck & Co., Inc., 1.778%, 8/26/2002	52,550,000

		Telecommunications--1.3%
33,500,000		BellSouth Telecommunications, Inc., 1.908%, 9/4/2002	33,500,000
92,600,000		Verizon Global Funding, 1.818% - 1.860%, 8/18/2002 - 8/19/2002	92,586,353

		TOTAL	126,086,353

		TOTAL NOTES - VARIABLE	2,842,882,149

Shares or Principal Amount			Value
		MUTUTAL FUND--1.0%
100,000,000		Nations Cash Reserves	$100,000,000

		REPURCHASE AGREEMENTS--5.1%[4]
$100,000,000		Bank of America LLC, 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
100,000,000		J.P. Morgan Chase & Co., 1.860%, dated 7/31/2002, due 8/1/2002	100,000,000
100,000,000		Salomon Smith Barney Inc., 1.850%, dated 7/31/2002, due 8/1/2002	100,000,000
184,783,000		Warburg Dillon Reed LLC, 1.850%, dated 7/31/2002, due 8/1/2002	184,783,000

		TOTAL REPURCHASE AGREEMENTS	484,783,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$9,472,181,356

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2002, these securities amounted to $60,000,000 which represents 0.6% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($9,441,234,618) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Tax-Free Obligations Fund

July 31, 2002

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--1.1%
$2,500,000		Alabama HFA, (Series 2000A), Turtle Lake Weekly VRDNs (Double Lake Ventures, LLC)/(Federal National Mortgage Association LOC)	$2,500,000
14,620,000	[2]	Alabama State Public School & College Authority, (PA-920R), 1.60% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/8/2002	14,620,000
5,000,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)	5,000,000
715,000		Anniston, AL, IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)	715,000
14,100,000		Birmingham, AL Medical Clinic Board Weekly VRDNs (University of Alabama Health System)/(JPMorgan Chase Bank LOC)	14,100,000
5,000,000		Huntsville, AL Special Care Facilities Financing Authority, (Series 2001D), Weekly VRDNs (Carlton Cove, Inc.)/(BNP Paribas SA LOC)	5,000,000
7,495,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/ (Regions Bank, Alabama LOC)	7,495,000
1,500,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.)	1,500,000
10,115,000		Mobile, AL, Class A Certificates (Series 2002-197), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Bear Stearns Cos., Inc. LIQ)	10,115,000
12,800,000		Port City Medical Clinic Board Mobile, Al, (Series 1998A), Weekly VRDNs (Infirmary Health System, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	12,800,000
6,130,000		Port City Medical Clinic Board Mobile, Al, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(Ambac Financial Group, Inc. INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,130,000
1,070,000		Tuscaloosa County, AL Port Authority, (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,070,000

		TOTAL	81,045,000

		Alaska--0.7%
4,675,000		Alaska International Airports System, (PT-1397), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	4,675,000
5,155,000		Alaska State Housing Finance Corp., (PT-37), Daily VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,155,000
7,740,000		Alaska State Housing Finance Corp., (PT-39), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,740,000
21,000,000		Alaska State Housing Finance Corp., MERLOTs (Series 1999D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,000,000
15,400,000		Valdez, AK Marine Terminal, Revenue Bonds Daily VRDNs (Exxon Mobil Corp.)	15,400,000

		TOTAL	53,970,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--1.2%
$26,900,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	$26,900,000
1,250,000		Apache County, AZ IDA, (Series 1983 A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
1,800,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)	1,800,000
3,000,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank LIQ)	3,000,000
9,115,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One, Arizona N.A. LOC)	9,115,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(Federal Home Loan Mortgage Corp. LOC)	5,925,000
700,000		Glendale, AZ IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	700,000
2,500,000		Glendale, AZ IDA, Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,500,000
18,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 1.95% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	18,000,000
7,390,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(Federal National Mortgage Association LOC)	7,390,000
3,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	3,550,000
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2000-208), Weekly VRDNs (Morgan Stanley LIQ)	1,000,000
1,500,000		Sierra Vista, AZ IDA, (Series 2001A), Weekly VRDNs (Mountain Steppes Apartments)/(Federal National Mortgage Association LOC)	1,500,000
4,000,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(Federal Home Loan Mortgage Corp. LOC)	4,000,000
1,500,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	1,500,000

		TOTAL	88,130,000

		Arkansas--0.1%
11,770,000		Fayetteville, AR Public Facilities Board, (Series 2002), Weekly VRDNs (Butterfield Trail Village Project)/(U.S. Bank NA, Cincinnati LOC)	11,770,000

		California--6.1%
6,500,000		Bay Area Toll Authority, CA, (San Francisco Bay Area Toll Bridge Revenue Bonds, (Series 2001B), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	6,500,000
15,745,000		California Educational Facilities Authority, Floater Certificates (Series 2000-487), Weekly VRDNs (Stanford University)/ (Morgan Stanley LIQ)	15,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$10,000,000		California Infrastructure & Economic Development Bank, (Series 2002B), Daily VRDNs (RAND Corp.)/(Ambac Financial Group, Inc. INS)/ (J.P. Morgan Chase Bank LIQ)	$10,000,000
95,000,000		California School Cash Reserve Program Authority, (Series 2002), 3.00% TRANs (Ambac Financial Group, Inc. INS), 7/3/2003	96,143,873
25,175,000		California State, 11.00% Bonds, 10/1/2002	25,534,045
23,950,000		California State, 11.00% Bonds, 9/1/2002	24,121,220
50,000,000		California State, Revenue Anticipation Warrants (Series B), 2.50% RANs, 11/27/2002	50,120,269
70,000,000		California State, Revenue Anticipation Warrants (Series A), 1.80% RANs, 10/25/2002	70,012,577
34,000,000		California State, Revenue Anticipation Warrants (Series B), 3.00% RANs, 11/27/2002	34,132,962
6,000,000		California Statewide Communities Development Authority, (Series 2001 B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	6,000,000
17,820,000		Grand Terrace, CA Community Redevelopment Agency, (Series 1985 A) Weekly VRDNs (Mt. Vernon Villas)/(Federal National Mortgage Association LOC)	17,820,000
14,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts (Series 1998-CMC2), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)	14,000,000
27,945,000		Los Angeles County, CA, Pension Obligation Bonds (Series 1996-A), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	27,945,000
26,000,000		Sacramento County, CA, Trust Receipts (Series 2001 FR/RI-L16), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	26,000,000
14,300,000		Southern California Metropolitan Water District, CA, (Series 1999-B), Weekly VRDNs (Bank of America N.A. LIQ)	14,300,000
8,500,000		Southern California Metropolitan Water District, CA, (Series 2001 B-1), Weekly VRDNs (Dexia Credit Local LIQ)	8,500,000

		TOTAL	446,874,946

		Colorado--1.3%
25,000,000		Colorado HFA, (Series 2002 AA), Weekly VRDNs (MBIA Insurance Corp. INS)/(Westdeutsche Landesbank Girozentrale LIQ)	25,000,000
3,410,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	3,410,000
10,000,000		Colorado Health Facilities Authority, (Series 2002), Weekly VRDNs (Sisters of Charity of Leavenworth Health System)	10,000,000
1,850,000		Denver (City & County), CO, 2.30% TOBs (Blake Street Compendium)/(Key Bank, N.A. LOC), Optional Tender 12/15/2002	1,850,000
15,000,000		Denver West Metropolitian District, (Series 2001 B), Weekly VRDNs (BNP Paribas SA LOC)	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Colorado--continued
$4,000,000		Holland Creek Metropolitan District, CO, (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	$4,000,000
21,355,000		Moffat County, CO, Pollution Control Revenue Refunding Bonds (Series 1994), Daily VRDNs (Pacificorp)/(Ambac Financial Group, Inc. INS)/(Bank of New York LIQ)	21,355,000
13,170,000	[2]	Westminster, CO, (PT-467), 1.80% TOBs (Cascade Village Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/6/2003	13,170,000

		TOTAL	93,785,000

		Connecticut--0.6%
10,745,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.50% TOBs (Bank of America N.A. LIQ), Optional Tender 9/5/2002	10,745,000
28,000,000		Connecticut State Transportation Infrastructure Authority, (Series 2000 1), Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	28,000,000
5,000,000		Old Saybrook, CT, 2.00% BANs, 7/17/2003	5,028,365
2,000,000		Plainfield, CT, 2.25% BANs, 7/15/2003	2,015,029

		TOTAL	45,788,394

		District of Columbia--1.6%
7,565,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ)	7,565,000
5,910,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst Bank LOC)	5,910,000
11,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	11,000,000
40,000,000		District of Columbia, (Series 2001C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	40,000,000
45,000,000		District of Columbia, Multimodal Revenue Bonds (Series 1998C), Daily VRDNs (Medlantic/Helix Parent, Inc.)/(FSA INS)/(Bank of America N.A. LIQ)	45,000,000
2,830,000		District of Columbia, PUTTERs (Series 152), Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase Bank LIQ)	2,830,000
3,575,000		District of Columbia, Revenue Bonds (Series 1997B), Weekly VRDNs (Association of American Medical Colleges)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	3,575,000

		TOTAL	115,880,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--9.5%
$16,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	$16,325,000
9,420,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,420,000
2,100,000		Brevard County, FL Educational Facilities Authority, (Series A), Weekly VRDNs (Florida Institute of Technology)/(Amsouth Bank N.A., Birmingham LOC)	2,100,000
26,000,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC)	26,000,000
2,680,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	2,680,000
6,300,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,300,000
1,890,000		Broward County, FL HFA, Revenue Bonds Weekly VRDNs (John Knox Village of Florida)/(Wachovia Bank N.A. LOC)	1,890,000
3,070,000		Dade County, FL IDA Weekly VRDNs (Futernick Associates, Inc.)/(Wachovia Bank N.A. LOC)	3,070,000
1,850,000		Dade County, FL IDA, (Series 1985D), Weekly VRDNs (Dolphins Stadium)/(Societe Generale, Paris LOC)	1,850,000
121,140,000		Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Commerzbank AG, Frankfurt LIQ)	121,140,000
3,605,000		Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC)	3,605,000
8,830,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)	8,830,000
3,000,000		Florida HFA, (Series 1985SS), Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC)	3,000,000
8,200,000		Florida HFA, (Series 1985YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(Federal National Mortgage Association LOC)	8,200,000
7,510,000		Florida Housing Finance Corp., MERLOTS (Series 1998 B) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	7,510,000
9,000,000	[2]	Florida Housing Finance Corp., (PT-481), 1.80% TOBs (Oaks at Mill Creek Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/1/2003	9,000,000
11,555,000		Florida State Board of Education Capital Outlay, (Series 162), Weekly VRDNs (Florida State)/(Salomon Smith Barney Holdings, Inc. LIQ)	11,555,000
10,000,000		Florida State Department of Environmental Protection, (Series 2001-637), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	10,000,000
2,500,000		Fort Myers, FL Utilities Revenue, (Series 1998-168), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	2,500,000
575,000		Gulf Breeze, FL, (Series 1985E) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ)	575,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$53,100,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(MBIA Insurance Corp. INS)/(Bank One, N.A. (Chicago) LIQ)	$53,100,000
32,745,000		Highlands County, FL Health Facilities Authority, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	32,745,000
17,765,000		Highlands County, FL Health Facilities Authority, (Series 1997-A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	17,765,000
1,000,000		Hillsborough County, FL IDA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America N.A. LOC)	1,000,000
12,500,000		Hillsborough County, FL IDA, (Series 2001), Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC)	12,500,000
5,520,000		Jacksonville, FL HFDC Weekly VRDNs (River Garden Project)/ (Wachovia Bank N.A. LOC)	5,520,000
17,000,000		Lee County, FL IDA, (Series 1999B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America N.A. LOC)	17,000,000
5,260,000		Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon Bank N.A., Pittsburgh LOC)	5,260,000
6,925,000		Manatee County, FL HFA, ( Series 1990A), Weekly VRDNs (Harbour Pointe)/(Credit Suisse First Boston LOC)	6,925,000
2,750,000		Martin County, FL IDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC)	2,750,000
3,365,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC)	3,365,000
84,850,000		Miami-Dade County, FL School District, 2.75% TANs, 6/26/2003	85,783,978
4,605,000		Orange County, FL HFA, Variable Rate Certificates (Series 1997G), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	4,605,000
10,250,000		Orange County, FL IDA, (Series 2002), Weekly VRDNs (Catholic Diocese of Orlando)/(SunTrust Bank LOC)	10,250,000
49,500,000		Orlando, FL Utilities Commission, BAN's ( Series 1999 A), 1.45% CP (J.P. Morgan Chase Bank LIQ), Mandatory Tender 8/22/2002	49,500,000
10,000,000		Palm Beach County, FL Health Facilities Authority, Refunding Program Revenue Bonds (Series 1985), 1.45% CP (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), Mandatory Tender 8/13/2002	10,000,000
10,000,000		Palm Beach County, FL IDA, (Series 2002), Weekly VRDNs (The Children's Home Society of Florida)/(Wachovia Bank N.A. LOC)	10,000,000
11,800,000		Palm Beach County, FL, (Series 2000), Weekly VRDNs (Norton Gallery and School of Art, Inc. Project)/(Bank of America N.A. LOC)	11,800,000
11,295,000		Sarasota, FL, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank LOC)	11,295,000
33,610,000		St. Lucie County, FL PCR, (Series 2000), Daily VRDNs (Florida Power & Light Co.)	33,610,000
3,370,000		St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$7,400,000		St. Petersburg, FL HFA, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank LOC)	$7,400,000
2,495,000		Tampa Bay, FL Water Utility System, (PA-576), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	2,495,000
2,995,000		Tampa Bay, FL Water Utility System, MERLOTs (Series 2001-A130), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	2,995,000
5,195,000		Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001 N), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	5,195,000
5,000,000		Titusville, FL, (Series 1995 A), Weekly VRDNs (Bank of America N.A. LOC)	5,000,000
8,925,000		Volusia County, FL Education Facility Authority, (Series 2001), Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC)	8,925,000
15,380,000		Volusia County, FL Health Facilities Authority, (Series 1994 A), Weekly VRDNs (Southwest Volusia Healthcare Corp.)/(SunTrust Bank LOC)	15,380,000
5,900,000		West Orange, FL Healthcare District, (Series 1999 B), Weekly VRDNs (SunTrust Bank LOC)	5,900,000

		TOTAL	696,983,978

		Georgia--6.7%
29,460,000		Albany-Dougherty County, GA Hospital Authority, (Series 2002) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Ambac Financial Group, Inc. INS)/(Regions Bank, Alabama LIQ)	29,460,000
5,000,000		Burke County, GA Development Authority, (Series 2000), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 3/3/2003	5,000,000
6,800,000		Burke County, GA Development Authority, PCR (Series 1992), Daily VRDNs (Georgia Power Co.)	6,800,000
6,095,000		Burke County, GA Development Authority, Pollution Control Revenue Bonds (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	6,095,000
3,685,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC)	3,685,000
18,000,000		De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC)	18,000,000
12,280,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC)	12,280,000
1,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC)	1,400,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (The Lovett School)/(SunTrust Bank LOC)	6,000,000
6,000,000		Fulton County, GA Development Authority, (Series 2001), Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)	6,000,000
26,245,000	[2]	Fulton County, GA Housing Authority, (PT-469), 1.95% TOBs (Cimarron & Monterey Apartments)/(Federal Home Loan Mortgage Corp. GTD)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/12/2003	26,245,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$11,500,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	$11,500,000
10,400,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	10,400,000
32,930,000		Georgia State Municipal Gas Authority, (Series A), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	32,930,000
70,200,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	70,200,000
16,700,000		Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	16,700,000
55,600,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank and Wachovia Bank N.A. LOCs)	55,600,000
76,950,000		Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A., Bayerische Landesbank Girozentrale, J.P. Morgan Chase Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)	76,950,000
13,500,000		Georgia State, Floater Certificates (Series 2011-647) Weekly VRDNs (Morgan Stanley LIQ)	13,500,000
20,350,000		Georgia State, PUTTERS (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	20,350,000
27,300,000		Macon-Bibb County, GA Hospital Authority, (Series 2000), Daily VRDNs (Central Georgia Senior Health, Inc.)/(SunTrust Bank LOC)	27,300,000
3,250,000		Montgomery County, GA Development Authority, (Series 2001), Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)	3,250,000
20,500,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	20,500,000
12,000,000		Rabun County, GA Development Authority, (Series 1999), Weekly VRDNs (Rabun Gap-Nacoochee, Inc.)/(SunTrust Bank LOC)	12,000,000

		TOTAL	494,345,000

		Hawaii--0.4%
13,700,000		Honolulu, HI City & County, (Series 2001C), 2.85% TOBs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	13,736,744
16,700,000		Honolulu, HI City & County, (Series 2001C), 2.85% TOBs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ), Optional Tender 12/4/2002	16,744,790

		TOTAL	30,481,534

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--7.2%
$11,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	$11,000,000
14,705,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 2001-13), 1.65% TOBs (Illinois State)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 1/15/2003	14,705,000
14,285,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 2001-31 Weekly VRDNs (Chicago, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	14,285,000
6,190,000		Chicago, IL Board of Education, MERLOTS (Series 2001-A64), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,190,000
6,200,000		Chicago, IL Board of Education, MERLOTS (Series 2001 A47), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,200,000
12,500,000		Chicago, IL Board of Education, MERLOTS (Series 1997E), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	12,500,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	10,000,000
4,995,000		Chicago, IL Wastewater Transmission, MERLOTS (Series 2001-A125), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,995,000
2,430,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,430,000
27,000,000		Chicago, IL, (Series 2000A), Weekly VRDNs (Peoples Gas Light & Coke Co.)	27,000,000
20,000,000		Chicago, IL, MERLOTS (Series 1997 V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(Wachovia Bank N.A. LIQ)	20,000,000
4,640,000	[2]	Chicago, IL, MERLOTS (Series 2000 WWW), 2.60% TOBs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 9/3/2002	4,640,000
20,000,000		Chicago, IL, Variable Rate Certificates (Series 1998 M), Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	20,000,000
8,480,000		Cook County, IL Community College District No. 508, MERLOTS (Series 2001-A4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	8,480,000
10,000,000		Cook County, IL Community Consolidated School District No. 054, (Series 1995B), Bonds (United States Treasury PRF), 1/1/2003 (@59.846)	5,941,091
15,650,000		Cook County, IL, (Series 2002 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	15,650,000
13,180,000		Freeport, IL, (Series 2001), Weekly VRDNs (Freeport Regional Health Care Foundation)/(Firstar Bank, N.A. LOC)	13,180,000
3,900,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College)/(Lasalle Bank, N.A. LOC)	3,900,000
130,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois, N.A. LOC)	130,000
7,000,000		Illinois Development Finance Authority, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago LOC)	7,000,000
4,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC)	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$2,500,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (St. Ignatius College Prep.)/(American National Bank & Trust Co., Chicago LOC)	$2,500,000
1,000,000		Illinois Development Finance Authority, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	1,000,000
3,400,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago LOC)	3,400,000
3,100,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Lyric Opera of Chicago)/(Bank One, Michigan, Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
2,160,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)	2,160,000
115,075,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One, N.A. (Chicago), Bank of America N.A. and Northern Trust Co., Chicago, IL LIQs)	115,075,000
27,955,000		Illinois Health Facilities Authority, (Series 1998 B), Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/(Bank One, N.A. (Chicago) LIQ)	27,955,000
7,900,000		Illinois Health Facilities Authority, (Series 2001 C), Weekly VRDNs (Edward Hospital Obligated Group)/(FSA INS)/(American National Bank & Trust Co., Chicago LIQ)	7,900,000
35,000,000		Illinois Health Facilities Authority, (Series 2002), Daily VRDNs (OSF Health Care Systems)/(Fifth Third Bank, Cincinnati LOC)	35,000,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985 F), Weekly VRDNs (Bank One, Michigan LOC)	1,000,000
9,250,000		Illinois State Toll Highway Authority, MERLOTS (Series 2000 A22), Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF)	9,250,000
9,995,000		Illinois State, (PT-380) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	9,995,000
25,000,000		Illinois State, 3.00% RANs, 6/15/2003	25,328,212
8,245,000	[2]	Metropolitan Pier & Exposition Authority, IL, MERLOTs (Series 2000 VVV), 2.60% TOBs (McCormick Place)/(FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 9/3/2002	8,245,000
7,200,000		Metropolitan Pier & Exposition Authority, IL, PUTTERS (Series 269), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,200,000
5,000,000		Regional Transportation Authority, IL, (Series 2001-A73), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	5,000,000
9,000,000		Regional Transportation Authority, IL, MERLOTS (Series 2002--A41), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,000,000
10,895,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A23) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$9,995,000		Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	$9,995,000
3,800,000		Regional Transportation Authority, IL, MERLOTS (Series 2001-A86) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	3,800,000
6,290,000		University of Illinois, MERLOTS (Series 2001-A88), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	6,290,000
10,785,000		Village of Gilberts, IL Special Service Area #10, Timber Trails Project (Series 2001), Weekly VRDNs (Bank of America N.A. LOC)	10,785,000

		TOTAL	527,599,303

		Indiana--2.1%
11,115,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Indiana Non-AMT)/(Series 2002-7), 2.00% TOBs (Indianapolis, IN Local Public Improvement Bond Bank)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/21/2003	11,115,000
4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	4,465,000
6,050,000		Fort Wayne, IN, (Series 1998), Weekly VRDNs (St. Anne Home of the Diocese of Fort Wayne-South Bend, Inc.)/(Bank One, Indiana, N.A. LOC)	6,050,000
8,595,000		Franklin, IN, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Firstar Bank, N.A. LOC)	8,595,000
1,010,000		Indiana Health Facility Financing Authority Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana, N.A. LOC)	1,010,000
10,000,000		Indiana Health Facility Financing Authority, Series 2000 Weekly VRDNs (Baptist Homes of Indiana, Inc.)/(Lasalle Bank, N.A. LOC)	10,000,000
28,700,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2002-B), 2.375% TANs (Marion County, IN), 1/9/2003	28,812,217
36,470,000		Indianapolis, IN Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193), Daily VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	36,470,000
8,000,000		Indianapolis, IN, (Series 2000), Marquette Manor Project Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	8,000,000
2,975,000		Indianapolis, IN, EDRB (Series 2001), Weekly VRDNs (Indianapolis Electrical Joint Apprenticeship and Training Committee)/(National City Bank, Ohio LOC)	2,975,000
1,935,000		Linton, IN, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Firstar Bank, N.A. LOC)	1,935,000
1,965,000		St. Joseph County, IN, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC)	1,965,000
10,685,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(Key Bank, N.A. LOC)	10,685,000
4,900,000		St. Joseph County, IN, (Series 2002), Daily VRDNs (University of Notre Dame)	4,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--continued
$4,000,000		Vigo County, IN EDRB, (Series 2001), Weekly VRDNs (Sisters of Providence of Saint Mary's of the Woods)/(Allied Irish Banks PLC LOC)	$4,000,000
6,595,000		Warren Township MSD, IN, MERLOTS (Series 2001 A-52), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,595,000
6,105,000		Winona Lake, IN, (Series 1999 A), Weekly VRDNs (Grace Village Retirement Community)/(Firstar Bank, N.A. LOC)	6,105,000

		TOTAL	153,677,217

		Kansas--0.3%
10,405,000		Kansas State Department of Transportation, (PT-384), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,405,000
5,185,000		Lawrence, KS, (Series 2002-I), 2.45% BANs, 6/1/2003	5,204,050
6,005,355		Unified Government of Wyandotte County/Kansas City, KS, (Series 2002-XV), 1.65% BANs, 2/1/2003	6,005,355

		TOTAL	21,614,405

		Kentucky--0.8%
410,000		Boone County, KY Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	410,000
9,395,000		Georgetown, KY Educational Institution, (Series 1997-A), Weekly VRDNs (Bank One, Kentucky LOC)	9,395,000
7,000,000		Jefferson County, KY HFDA, (Series 2000), Weekly VRDNs (Baptist Homes, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	7,000,000
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(Wachovia Bank N.A. LOC)	7,500,000
4,365,000		Kentucky Economic Development Finance Authority Weekly VRDNs (Henderson County Health Care, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	4,365,000
25,575,000		Kentucky Economic Development Finance Authority, (Series 1999B), Weekly VRDNs (Baptist Healthcare System)/(MBIA Insurance Corp. INS)/(Bank One, Michigan LIQ)	25,575,000
2,500,000		Kentucky Economic Development Finance Authority, (Series 2002), Weekly VRDNs (Baptist Homes, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	2,500,000
3,480,000		Lexington Fayette, KY, (Series 2001), Weekly VRDNs (Liberty Ridge Senior Living, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	3,480,000

		TOTAL	60,225,000

		Louisiana--0.4%
800,000		Calcasieu Parish, LA, IDB Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale LOC)	800,000
14,000,000		Calcasieu Parish, LA, IDB, (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--continued
$8,000,000		Louisiana Local Government Environmental Facilities, (Series 2001), Weekly VRDNs (Jewish Federation of Greater New Orleans)/(SunTrust Bank LOC)	$8,000,000
4,950,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,950,000

		TOTAL	27,750,000

		Maine--0.1%
8,290,000		Maine Health & Higher Educational Facilities Authority, (Series 2000B), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Fleet National Bank LIQ)	8,290,000

		Maryland--2.8%
3,800,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Allfirst Bank LOC)	3,800,000
6,900,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	6,900,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(J.P. Morgan Chase Bank LOC)	2,100,000
700,000		Baltimore County, MD, (Series 1992), Weekly VRDNs (Sheppard & Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)	700,000
3,490,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Allfirst Bank LOC)	3,490,000
12,250,000		Baltimore County, MD, (Series 2000), Weekly VRDNs (St. Paul's School for Girls)/(Allfirst Bank LOC)	12,250,000
6,400,000		Baltimore County, MD, (Series 2001), Daily VRDNs (Garrison Forest School, Inc.)/(SunTrust Bank LOC)	6,400,000
4,960,000		Baltimore, MD EDA, (Series 1985), Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,960,000
1,800,000		Baltimore, MD, (Series 1988), Weekly VRDNs (University West LP)/(Allfirst Bank LOC)	1,800,000
13,000,000		Calvert County, MD EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons, Inc.)/(KBC Bank N.V. LOC)	13,000,000
9,290,000		Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)	9,290,000
9,700,000		Frederick County, MD, (Series 1997, Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Allfirst Bank LOC)	9,700,000
9,600,000		Frederick County, MD, (Series 1997E), Weekly VRDNs (Buckinghams Choice, Inc.)/(Lasalle Bank, N.A. LOC)	9,600,000
500,000		Frederick County, MD, Revenue Bonds (Series 1995), Weekly VRDNs (Sheppard Pratt Residential Treatment Facility)/(Societe Generale, Paris LOC)	500,000
1,500,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Allfirst Bank LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$5,290,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Allfirst Bank LOC)	$5,290,000
2,805,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Allfirst Bank LOC)	2,805,000
3,080,000		Maryland Economic Development Corp., (Series 1997), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Allfirst Bank LOC)	3,080,000
1,940,000		Maryland Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Allfirst Bank LOC)	1,940,000
10,500,000		Maryland Health & Higher Educational Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(Allfirst Bank LOC)	10,500,000
1,950,000		Maryland Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst Bank LOC)	1,950,000
6,465,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Allfirst Bank LOC)	6,465,000
10,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	10,000,000
3,415,000		Maryland Health & Higher Educational Facilities Authority, (Series 2001 C), Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	3,415,000
13,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC)	13,000,000
22,300,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 1985A), Weekly VRDNs (Bank One, N.A. (Chicago) LOC)	22,300,000
8,795,000		Maryland Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Allfirst Bank LOC)	8,795,000
3,000,000		Maryland Industrial Development Financing Authority, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC)	3,000,000
16,390,000	[2]	Maryland State Community Development Administration, (PT-123), 1.90% TOBs (BNP Paribas SA LIQ), Optional Tender 5/22/2003	16,390,000
2,545,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	2,545,000
2,153,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst Bank LOC)	2,153,000
3,070,000		Prince Georges County, MD, (Series 1997), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Allfirst Bank LOC)	3,070,000
1,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Allfirst Bank LOC)	1,000,000

		TOTAL	203,688,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--4.5%
$13,731,414		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(Ambac Financial Group, Inc. INS)/(State Street Bank and Trust Co. LIQ)	$13,731,414
79,200,000		Commonwealth of Massachusetts, (Series 1997 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	79,200,000
35,575,000		Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	35,575,000
22,205,000		Commonwealth of Massachusetts, (Series 2001 C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	22,205,000
11,000,000		Dighton-Rehobeth, MA Regional School District, 2.50% BANs, 6/6/2003	11,060,323
9,250,000		Hudson, MA, 2.60% BANs, 5/14/2003	9,296,151
6,895,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank LIQ)	6,895,000
16,000,000		Massachusetts HEFA, (Series E), Weekly VRDNs (Simmons College)/(Ambac Financial Group, Inc. INS)/(Fleet National Bank LIQ)	16,000,000
3,780,000		Massachusetts HEFA, (Series R), Weekly VRDNs (Harvard University)	3,780,000
13,627,500		Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Morgan Stanley LIQ)	13,627,500
23,900,000		Massachusetts Water Resources Authority, (Series 1998 D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	23,900,000
4,500,000		Massachusetts Water Resources Authority, (Series 1999 B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	4,500,000
9,000,000		Massachusetts Water Resources Authority, (Series 2000 B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	9,000,000
11,000,000		Massachusetts Water Resources Authority, (Series 2000 C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	11,000,000
15,000,000		New Bedford, MA, 2.50% BANs, 2/27/2003	15,066,107
10,000,000		Springfield, MA, 2.30% BANs (Fleet National Bank LOC), 11/13/2002	10,012,565
42,500,000		Westborough, MA, 2.50% BANs, 5/23/2003	42,735,939

		TOTAL	327,584,999

		Michigan--2.0%
619,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	619,000
4,380,000		Detroit, MI City School District, MERLOTS (Series 2000 A8), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	4,380,000
10,450,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	10,450,000
11,200,000		Detroit, MI Sewage Disposal System, MERLOTS (Series 2000-I), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	11,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$800,000		Detroit, MI Water Supply System, (Series 1993), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$800,000
290,000		Garden City, MI HFA, (Series 1996A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	290,000
5,000,000		Grand Valley, MI State University, (Series 2001B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,000,000
9,815,000	[2]	Huron Valley, MI School District, MERLOTS (Series 2001-A120), 1.95% TOBs (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/15/2002	9,815,000
560,000		Michigan Higher Education Facilities Authority, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Old Kent Bank, Grand Rapids, MI LOC)	560,000
25,000,000		Michigan State Building Authority, (Series 1), 1.35% CP (Bank of New York, Canadian Imperial Bank of Commerce and Commerzbank AG, Frankfurt LOCs), Mandatory Tender 8/22/2002	25,000,000
15,345,000		Michigan State Hospital Finance Authority, (Series 1994), Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	15,345,000
1,500,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	1,500,000
775,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital, MI)/(Standard Federal Bank, N.A. LOC)	775,000
40,315,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	40,315,000
650,000		Michigan State Hospital Finance Authority, MERLOTS (Series 1997 A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	650,000
20,000,000		Regents of University of Michigan, (Series 2002), Weekly VRDNs	20,000,000

		TOTAL	146,699,000

		Minnesota--3.0%
8,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota NON-AMT)/ (Series 2000-8), 2.05% TOBs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	8,000,000
2,140,000		Bird Island-Olivia-Lake Lillian, MN ISD #2534, 2.74% TRANs (Minnesota State GTD), 9/9/2002	2,140,021
5,375,000		Columbia Heights, MN ISD No. 013, (Series C), 2.00% TRANs (Minnesota State GTD), 9/30/2002	5,376,036
5,875,000		Dakota County, MN Community Development Agency, (PT-484), Weekly VRDNs (Southview Gables Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ)	5,875,000
2,050,000		Glencoe-Silverlake, MN Independent School District No. 2859, 2.25% TRANs (Minnesota State GTD), 8/11/2003	2,063,393
4,465,000		Little Falls, MN Independent School District 482, 2.75% TRANs (Minnesota State GTD), 9/30/2002	4,466,638
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$9,325,000		Minneapolis Special School District No. 001, MN, (PT-1451), Weekly VRDNs (Minnesota State GTD)/(Merrill Lynch & Co., Inc. LIQ)	$9,325,000
1,950,000		Minneapolis, MN Multifamily Housing Authority, (Series 2001), Weekly VRDNs (Seven Corners Apartments)/(Wells Fargo Bank, N.A. LOC)	1,950,000
10,500,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank N.A., Cincinnati LOC)	10,500,000
9,995,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS (Series 2000 ZZ) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	9,995,000
2,125,000		Minnesota State, (PT-399), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	2,125,000
15,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2001A), 3.25% TRANs (Minnesota State GTD), 8/27/2002	15,006,230
3,625,000		Moorhead, MN ISD #152, 2.82% TRANs (Minnesota State GTD), 8/30/2002	3,625,334
2,045,000		Paynesville, MN ISD #741, 2.75% TRANs (Minnesota State GTD), 9/9/2002	2,045,042
4,500,000		Seaway Port Authority of Duluth, MN, (Series 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)	4,500,000
7,665,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank Minnesota, N.A. LOC)	7,665,000
10,000,000		Southern Minnesota Municipal Power Agency, 1.30% CP, Mandatory Tender 10/11/2002	10,000,000
98,190,000		University of Minnesota, (Series 1999A), Weekly VRDNs	98,190,000
15,000,000		University of Minnesota, (Series C), Weekly VRDNs (Dexia Bank, Belgium and Toronto Dominion Bank LIQs)	15,000,000

		TOTAL	217,847,694

		Mississippi--0.3%
935,000		Hinds County, MS, (Series 1991), Weekly VRDNs (North State St. Project)/(Amsouth Bank N.A., Birmingham LOC)	935,000
13,800,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	13,800,000
10,680,000		Mississippi Business Finance Corp., (Series A), Weekly VRDNs (Mississippi College)/(Amsouth Bank N.A., Birmingham LOC)	10,680,000

		TOTAL	25,415,000

		Missouri--1.1%
2,650,000		Kansas City, MO School District Building Corp., (Series 2002A), 4.00% Bonds (Kansas City, MO School District)/(FGIC INS), 2/1/2003	2,680,819
9,197,000		Missouri State HEFA, (Series 1985 B), Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank LOC)	9,197,000
3,900,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--continued
$62,200,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank LIQ)	$62,200,000
4,200,000		Poplar Bluff, MO IDA, (Series 1987), Weekly VRDNs (Gates Rubber Co.)/(Bank One, Michigan LOC)	4,200,000

		TOTAL	82,177,819

		Multi State--2.3%
25,383,369		ABN AMRO Chicago Corp. (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	25,383,369
47,419,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/ (Series 1998-2), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	47,419,000
19,081,010		Equity Trust II, (Series 1996), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LOC)	19,081,010
9,325,819		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(State Street Bank and Trust Co. LIQ)	9,325,819
22,657,286		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(State Street Bank and Trust Co. LIQ)	22,657,286
18,935,000		Oneida Indian Nation, NY, (Series 2000), Weekly VRDNs (Key Bank, N.A. LOC)	18,935,000
7,020,747	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT)/(Series 1998-2), 2.50% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	7,020,747
20,187,512	[2]	PBCC LeaseTOPS Trust (Multistate Non-AMT)/(Series 1999-2), 2.50% TOBs (Ambac Financial Group, Inc. INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/2/2002	20,187,512

		TOTAL	170,009,743

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-1) Weekly VRDNs (Nevada State)/(MBIA Insurance Corp. INS)/ (ABN AMRO Bank NV, Amsterdam LIQ)	7,500,000
6,500,000		Clark County, NV, Airport System Refunding Revenue Bonds (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Hypotheken-und Vereinsbank AG, Dexia Credit Local and J.P. Morgan Chase Bank LIQs)	6,500,000

		TOTAL	14,000,000

		New Hampshire--1.0%
26,400,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A), Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/ (FSA INS)/(Chase Manhattan Bank (USA) N.A., Wilmington and Dexia Credit Local LIQs)	26,400,000
49,200,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 2002), Weekly VRDNs (Dartmouth College, NH)	49,200,000

		TOTAL	75,600,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--1.4%
$1,860,000		Delaware River Port Authority, PUTTERS (Series 144), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	$1,860,000
4,699,000		East Rutherford Borough, NJ, 3.15% BANs, 8/23/2002	4,700,657
6,000,000		Moorestown Township, NJ, 3.00% BANs, 5/29/2003	6,055,368
685,000		New Jersey EDA, (Series 1998A), Weekly VRDNs (Bayshore Health Care Center)/(KBC Bank N.V. LOC)	685,000
75,000,000		New Jersey State, 3.00% TRANs, 6/12/2003	75,984,375
6,000,000		North Brunswick Township, NJ, 2.50% BANs, 2/21/2003	6,026,358
7,000,000		Passaic County, NJ, 2.60% BANs, 9/30/2002	7,009,071

		TOTAL	102,320,829

		New Mexico--0.0%
2,500,000		Bernalillo County, NM, (Series 2002), 3.00% BANs, 3/15/2003	2,512,937

		New York--8.7%
16,000,000		Chenango Valley, NY Central School District, 2.375% BANs, 6/27/2003	16,095,881
42,100,000		Long Island Power Authority, (Series 1A), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	42,100,000
22,025,000		Long Island Power Authority, (Series 3A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	22,025,000
35,000,000		Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank Girozentrale LIQ)	35,000,000
35,000,000		Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	35,000,000
26,685,000		Metropolitan Transportation Authority, NY, Floater Certificates (Series 2001-660), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	26,685,000
24,000,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	24,000,000
40,000,000		New York City Municipal Water Finance Authority, (Fiscal 2001 F-2 Bonds), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	40,000,000
13,500,000		New York City Municipal Water Finance Authority, (PA-523), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	13,500,000
1,025,000		New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6), Weekly VRDNs (MBIA Insurance Corp. INS)/ (Bank of New York LIQ)	1,025,000
51,380,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-1) Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	51,380,000
6,300,000		New York City, NY, (1995 Series F-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	6,300,000
15,500,000		New York City, NY, (1996 Series J-2), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	15,500,000
7,000,000		New York City, NY, (1996 Series J-3), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$19,420,000		New York State Environmental Facilities Corp., Floater Certificates (Series 2001-658), Weekly VRDNs (New York City Municipal Water Finance Authority)/(Morgan Stanley LIQ)	$19,420,000
2,500,000		New York State HFA, (Series 2001 A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	2,500,000
16,825,000		New York State Thruway Authority, Floater Certificates (Series 2001-691), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Morgan Stanley LIQ)	16,825,000
7,500,000		North Syracuse, NY Central School District, 2.40% BANs, 6/20/2003	7,545,662
3,000,000		Northport - East Northport, NY Unified Free School District, 2.25% TANs, 6/30/2003	3,018,847
18,000,000		Northport - East Northport, NY Unified Free School District, 2.50% TANs, 6/30/2003	18,155,128
11,690,773		Skaneateles, NY Central School District, 2.50% BANs, 6/20/2003	11,772,089
15,000,000		Spencerport, NY Central School District, 2.00% BANs, 3/14/2003	15,022,716
33,645,000		Triborough Bridge & Tunnel Authority, NY, 1991 Resolution (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	33,645,000
35,400,000		Triborough Bridge & Tunnel Authority, NY, 1991 Resolution (Series 2000C), Weekly VRDNs (FSA INS)/(Commerzbank AG, Frankfurt LIQ)	35,400,000
74,395,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	74,395,000
25,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 1.60% TOBs (Bank of New York LIQ), Optional Tender 8/7/2002	25,000,000
20,200,000		VRDC/IVRC Trust, (Series 1992A), Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)	20,200,000
2,200,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(J.P. Morgan Chase Bank LIQ)	2,200,000
17,950,000		Wallkill, NY Central School District, 2.375% BANs, 6/26/2003	18,057,374

		TOTAL	638,767,697

		North Carolina--1.3%
1,200,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)	1,200,000
4,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	4,000,000
21,000,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	21,000,000
24,600,000		North Carolina Medical Care Commission, (Series 2001B), Weekly VRDNs (Moses H. Cone Memorial)	24,600,000
3,000,000		North Carolina Medical Care Commission, Revenue Bonds (Series 1993), Weekly VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$27,750,000		North Carolina State, Public Improvement Bonds (Series 2002E), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	$27,750,000
16,000,000		North Carolina State, Public Improvement Bonds (Series 2002G), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	16,000,000

		TOTAL	97,550,000

		Ohio--5.6%
8,338,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 1998-18), 2.00% TOBs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/7/2003	8,338,000
2,115,000		Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	2,115,000
12,685,000		Ashland County, OH Health Care, (Series 1999), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	12,685,000
15,895,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	15,895,000
10,005,000		Butler County Hospital, (Series 2002), Weekly VRDNs (Middletown Regional Hospital)/(Bank One, N.A. (Ohio) LOC)	10,005,000
10,000,000		Butler County, OH, (Series 2002), Weekly VRDNs (LifeSphere, Inc.)/(U.S. Bank N.A., Cincinnati LOC)	10,000,000
5,015,000		Clark County, OH, (Series 1999), Weekly VRDNs (Ohio Masonic Home)/(Ambac Financial Group, Inc. INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,015,000
9,575,000		Clark County, OH, (Series 2001), Weekly VRDNs (Ohio Masonic Home)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	9,575,000
3,165,000		Clark County, OH, (Series 2002), Weekly VRDNs (Ohio Masonic Home)/(Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	3,165,000
1,300,000		Clinton County, OH Hospital Authority Weekly VRDNs (Clinton Memorial Hospital)/(National City Bank, Ohio LOC)	1,300,000
15,000,000		Clinton County, OH Hospital Authority, (Series 2002), Weekly VRDNs (Clinton Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC)	15,000,000
4,500,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	4,500,000
15,930,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/ (Lasalle Bank, N.A. LOC)	15,930,000
4,000,000		Cuyahoga County, OH, (Series 2002), Weekly VRDNs (The Health Museum of Cleveland)/(Key Bank, N.A. LOC)	4,000,000
5,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	5,500,000
4,410,000		Erie County, OH, (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One, N.A. (Ohio) LOC)	4,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$3,365,000		Franklin County, OH Health Care Facilities, (Series 1999 A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	$3,365,000
1,455,000		Franklin County, OH Health Care Facilities, (Series 1999 B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)	1,455,000
4,500,000		Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois, N.A. LOC)	4,500,000
31,600,000		Franklin County, OH Mortgage Revenue, (Series 2000 F), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	31,600,000
25,340,000		Franklin County, OH, Hospital Revenue Bonds (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase Bank LIQ)	25,340,000
6,130,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC)	6,130,000
1,430,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank of Northwestern OH LOC)	1,430,000
5,600,000		Greene County, OH, (Series D), 2.10% BANs, 5/30/2003	5,609,571
7,800,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A), Weekly VRDNs (Drake Center, Inc.)/(Firstar Bank, N.A. LOC)	7,800,000
10,000,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002-I), Weekly VRDNs (Children's Hospital Medical Center)/(U.S. Bank N.A., Cincinnati LOC)	10,000,000
9,450,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(Lasalle Bank, N.A. LOC)	9,450,000
6,130,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	6,130,000
2,425,000		Huron City, OH, 2.75% BANs, 11/14/2002	2,430,678
12,000,000		Kent State University, OH, (Series 2001), Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Bank, Belgium LIQ)	12,000,000
13,000,000		Lake County, OH Weekly VRDNs (Lake County, OH Hospital System, Inc.)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	13,000,000
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
7,650,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank, Ohio LOC)	7,650,000
5,455,000		Louisville, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,455,000
5,945,000		Louisville, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,945,000
11,640,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC)	11,640,000
110,000		Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	110,000
1,370,000		Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$5,850,000		Mason, OH, 2.60% BANs, 5/29/2003	$5,883,137
7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)	7,400,000
3,655,000		Middletown, OH, 2.50% BANs, 5/21/2003	3,670,828
2,910,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	2,910,000
7,000,000		New Albany, OH, (Series B), Weekly VRDNs (Bank One, N.A. (Ohio) LOC)	7,000,000
5,920,000		North Ridgeville, OH, 2.28% BANs, 5/8/2003	5,927,969
1,035,000		Ohio State Higher Education Facility Weekly VRDNs (Notre Dame College)/(National City Bank, Ohio LOC)	1,035,000
9,415,000		Ohio State Higher Education Facility, (Series 1999), Weekly VRDNs (Higher Education Pooled Financing 1999 Program)/(Fifth Third Bank, Cincinnati LOC)	9,415,000
5,695,000		Ohio State Turnpike Commission, Morgan Stanley Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	5,695,000
10,000,000		Ohio State, (Series 2001B), Weekly VRDNs	10,000,000
5,100,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One, N.A. (Ohio) LOC)	5,100,000
5,380,000		Ross County, OH Weekly VRDNs (Adena Health System)/(Huntington National Bank, Columbus, OH LOC)	5,380,000
4,450,000		Ross County, OH, Health Care Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Traditions at Chillicothe)/(Huntington National Bank, Columbus, OH LOC)	4,450,000
5,200,000		Scioto County, OH Hospital Authority, (Series G), Weekly VRDNs (Volunteer Hospitals of America)/(Ambac Financial Group, Inc. INS)/ (Mellon Bank N.A., Pittsburgh LIQ)	5,200,000
2,735,000		Summit County, OH, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,735,000
4,400,000		Village of Holland, OH, (Series 2001), Weekly VRDNs (Anne Grady Corp.)/(Fifth Third Bank, Cincinnati LOC)	4,400,000
1,695,000		Walnut Hills, OH High School Alumni Foundation, (Series 1998), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)	1,695,000
1,280,000		Wayne County, OH, Health Care Facility Revenue Bonds (Series 1995), Weekly VRDNs (D & M Realty Project)/(Bank One, N.A. (Ohio) LOC)	1,280,000
8,465,000		Westerville, OH City School District, MERLOTS (Series 2001-A34), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	8,465,000
2,025,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,025,000

		TOTAL	410,310,183

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--0.4%
$1,790,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)	$1,790,000
5,270,000		Oklahoma Development Finance Authority, (Series 2001), Weekly VRDNs (Oklahoma Centennial Fund, Inc.)/(Bank of America N.A. LOC)	5,270,000
8,000,000		Oklahoma State Industries Authority, (Series 2002), Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC)	8,000,000
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	11,640,000

		TOTAL	26,700,000

		Oregon--0.8%
50,000,000		Oregon State, (Series A), 3.25% TANs, 5/1/2003	50,458,116
6,818,000		Oregon State, Veteran's Welfare Bonds (Series 73E), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	6,818,000

		TOTAL	57,276,116

		Pennsylvania--5.0%
15,500,000		Adams County, PA IDA, (Series 2002), Weekly VRDNs (Wellspan Properties, Inc.)/(Ambac Financial Group, Inc. INS)/(Allied Irish Banks PLC LIQ)	15,500,000
5,695,000		Allegheny County, PA HDA, (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	5,695,000
8,975,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC)	8,975,000
8,000,000		Allegheny County, PA HDA, (Series 2000A), 1.95% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2003	8,000,000
2,425,000		Allegheny County, PA HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	2,425,000
3,830,000		Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank, Pennsylvania LOC)	3,830,000
4,000,000		Allegheny County, PA IDA, (Series 2002), 3.00% TOBs (Our Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2003	4,040,054
8,600,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	8,600,000
2,490,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997A) Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,490,000
4,485,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds (Series 1997B) Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	4,485,000
6,000,000		Butler County, PA IDA Weekly VRDNs (Concordia Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet National Bank LIQ)	6,000,000
4,020,000		Butler County, PA IDA, IDRB's (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,020,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,615,000		Central Bucks, PA School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$4,615,000
4,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,500,000
6,000,000		Cumberland County, PA Municipal Authority, (Series 1993), Weekly VRDNs (Presbyterian Homes)/(KBC Bank N.V. LOC)	6,000,000
4,000,000		Cumberland County, PA Municipal Authority, (Series 1994), Weekly VRDNs (United Methodist Homes for the Aging)/(PNC Bank, N.A. LOC)	4,000,000
5,800,000		Cumberland County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 1996B), 2.10% TOBs (Dickinson College)/(Mellon Bank N.A., Pittsburgh LOC), Mandatory Tender 11/1/2002	5,800,000
4,575,000		Cumberland County, PA, (Series 2000) Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,575,000
4,500,000		Cumberland County, PA, (Series 2001), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	4,500,000
4,410,000		Dallastown Area School District, PA, G.O. Bonds (Series 1998), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,410,000
12,385,000		Dauphin County, PA General Authority, Education and Health Loan Program, (Series 1997), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(J.P. Morgan Chase Bank LIQ)	12,385,000
4,555,000		Delaware Valley, PA Regional Finance Authority, Variable Rate Certificates (Series 2002E), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Bank of America N.A. LIQ)	4,555,000
9,500,000		Doylestown Hospital Authority, PA, (Series 1998B), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(PNC Bank, N.A. LIQ)	9,500,000
9,000,000		Easton Area School District, PA, (Series 1997), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	9,000,000
2,200,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	2,200,000
1,290,000		Erie County, PA Hospital Authority, (Series 1998B), Daily VRDNs (Hamot Health Foundation)/(Ambac Financial Group, Inc. INS)/(National City Bank, Pennsylvania LIQ)	1,290,000
11,700,000		Erie County, PA Hospital Authority, (Series 2001A), Weekly VRDNs (Forestview Health Care Center)/(KBC Bank N.V. LOC)	11,700,000
14,580,000		Lancaster County, PA Hospital Authority, (Series 1996), Weekly VRDNs (Masonic Homes)	14,580,000
7,700,000		Lancaster, PA IDA, (Series 2000B) Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	7,700,000
7,000,000		Lehigh County, PA General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	7,000,000
8,200,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000A), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	8,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$9,300,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(Wachovia Bank N.A. LOC)	$9,300,000
5,735,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(Wachovia Bank N.A. LOC)	5,735,000
9,760,000		New Castle, PA Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	9,760,000
1,700,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/ (PNC Bank, N.A. LOC)	1,700,000
2,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 1999 D-2), Weekly VRDNs (Holy Family College)/(Allied Irish Banks PLC LOC)	2,500,000
8,000,000		Pennsylvania State Higher Education Facilities Authority, (Series H1), Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC)	8,000,000
6,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-4), 3.00% TOBs (Messiah College)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2002	6,014,871
7,700,000		Pennsylvania State Higher Education Facilities Authority, (Series J4), 3.00% TOBs (Waynesburg College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2003	7,769,421
34,500,000		Pennsylvania State University, (Series 2002), Weekly VRDNs (Toronto Dominion Bank LIQ)	34,500,000
12,670,000		Pennsylvania State Weekly VRDNs (Morgan Stanley LIQ)/(FSA LOC)	12,670,000
1,200,000		Philadelphia, PA Authority for Industrial Development, (Series 1991), Weekly VRDNs (Tom James Co.)/(SunTrust Bank LOC)	1,200,000
3,400,000		Philadelphia, PA Authority for Industrial Development, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC)	3,400,000
7,635,000		Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	7,635,000
7,660,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/ (Bank of New York LIQ)	7,660,000
8,300,000		Pittsburgh, PA, SG-71 Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	8,300,000
3,500,000		Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTs (Series 2002-A18), Weekly VRDNs (University of Scranton)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	3,500,000
12,740,000		Southcentral Pennsylvania General Authority, (Series 2000 A) Weekly VRDNs (York County, PA)/(Ambac Financial Group, Inc. INS)/(Wachovia Bank N.A. LIQ)	12,740,000
4,000,000		University of Pittsburgh, (Series 2000A), Weekly VRDNs	4,000,000
2,700,000		Washington County, PA Authority, (Series 1985A), Weekly VRDNs (1985-A Pooled Equipment Lease Program)/(Wachovia Bank N.A. LOC)	2,700,000
2,000,000		Washington County, PA Authority, (Series B-1C), Weekly VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$3,965,000		Washington County, PA Hospital Authority, (Series 2001B), 1.65% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 7/1/2003	$3,965,000
11,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Radian Asset Assurance INS)/(National City Bank, Pennsylvania LIQ)	11,000,000
4,000,000		Westmoreland County, PA IDA, (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000

		TOTAL	370,619,346

		South Carolina--1.0%
6,000,000		Berkeley County, SC School District, Floater Certificates (Series 2001-656), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	6,000,000
10,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Bonds (Series 2002B), Weekly VRDNs (FGIC INS)/(Toronto Dominion Bank LIQ)	10,000,000
39,485,000		South Carolina Jobs-EDA, (Series 2001), Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC)	39,485,000
6,500,000		South Carolina State Public Service Authority, MERLOTS (Series 2000L), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	6,500,000
5,200,000		Spartanburg County, SC School District No. 001, 2.75% BANs, 5/14/2003	5,233,167
5,175,000		Western Carolina Regional Sewer Authority, SC, 3.40% Bonds (FSA INS), 3/1/2003	5,220,315

		TOTAL	72,438,482

		Tennessee--2.8%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	13,071,000
10,000,000		Blount County, TN Health and Educational Facilities Board, (Series 2001), Weekly VRDNs (Asbury Centers, Inc.)/(SunTrust Bank LOC)	10,000,000
12,000,000		Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust Bank LOC)	12,000,000
7,400,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America N.A. LOC)	7,400,000
4,100,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA)/ (SunTrust Bank LOC)	4,100,000
17,655,000		Elizabethton, TN Health & Educational Facilities Board, MERLOTS (Series 2000 GG), Weekly VRDNs (Mountain States Health Alliance)/ (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	17,655,000
18,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	18,000,000
7,200,000		Jackson County, TN IDB, (Series B), Daily VRDNs (Esselte AB)/(Bank of America N.A. LOC)	7,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$7,200,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/ (SunTrust Bank LOC)	$7,200,000
13,220,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(Amsouth Bank N.A., Birmingham LOC)	13,220,000
2,200,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank LOC)	2,200,000
5,500,000		Knoxville, TN Utilities Board, (Series 2000), Daily VRDNs (Knoxville, TN Water System)/(FSA INS)/(SunTrust Bank LIQ)	5,500,000
4,600,000		Maury County, TN HEFA, (Series 1996E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)	4,600,000
8,735,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,735,000
1,000,000		Memphis, TN, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,000,000
1,700,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,700,000
15,435,000		Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	15,435,000
1,200,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank LOC)	1,200,000
5,600,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank LOC)	5,600,000
2,510,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1995), Weekly VRDNs (Hickory Trace Apartments)/(National City Bank, Kentucky LOC)	2,510,000
910,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	910,000
4,200,000		Sevier County, TN Public Building Authority, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	4,200,000
3,125,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	3,125,000
5,900,000		Sevier County, TN Public Building Authority, (Series IV-A-2), Daily VRDNs (Sevier County, TN)/(FSA INS)/(J.P. Morgan Chase Bank LIQ)	5,900,000
8,180,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(KBC Bank N.V. LIQ)	8,180,000
11,545,000		Shelby County, TN, Floater Certificates (Series 2001-561), Weekly VRDNs (Morgan Stanley LIQ)	11,545,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$1,245,000		Washington County, TN IDB, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	$1,245,000
12,900,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,900,000

		TOTAL	206,331,000

		Texas--6.5%
20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	20,996,000
10,890,000		Aldine, TX Independent School District, (Series 1997), SGB-30 Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
6,415,000		Austin, TX Water and Wastewater System, MERLOTs (Series 2001 A-63), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,415,000
10,000,000		Austin, TX, MERLOTS (Series 2000-A26), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,000,000
12,400,000		Bexar County, Health Facilities Development Authority Weekly VRDNs (Air Force Village)/(Bank of America N.A. LOC)	12,400,000
15,000,000	[2]	Bexar County, TX, Clippers (Series 2001-3), 1.90% TOBs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	15,000,000
40,000,000		Board of Regents of The University of Texas, Permanent University Fund Flexible Rate Notes (Series A), 2.00% CP (Bank One, N.A. (Chicago) LIQ), Mandatory Tender 12/4/2002	40,095,357
10,000,000		Dallas, TX, (PT-369), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	10,000,000
400,000		Grapevine, TX, IDC, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
12,700,000		Gulf Coast, TX Waste Disposal Authority, Pollution Control Revenue Refunding bonds (Series 1995), Daily VRDNs (Exxon Mobil Corp.)	12,700,000
24,700,000		Harris County, TX HFDC, (Series 1994), Daily VRDNs (Methodist Hospital, Harris County, TX)	24,700,000
8,000,000		Harris County, TX HFDC, (Series 1997), Daily VRDNs (Methodist Hospital, Harris County, TX)	8,000,000
5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(J.P. Morgan Chase Bank LOC)	5,000,000
1,500,000		Harris County, TX, Toll Road Unlimited Tax and Sub Lien Revenue (Series 1994-H), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,500,000
12,000,000		Houston, TX Airport System, MERLOTS (Series 2000-A25), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	12,000,000
10,535,000		Houston, TX Higher Education Finance Corp., (Series 2000A), Weekly VRDNs (Houston Student Housing LLC)/(Wachovia Bank N.A. LOC)	10,535,000
10,000,000		Houston, TX Independent School District, Floater Certificates (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley LIQ)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$15,390,000		Houston, TX Water & Sewer System, MERLOTS (Series 2001-A128), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	$15,390,000
2,680,000		Houston, TX Water & Sewer System, MERLOTS (Series 2002-A-16), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,680,000
6,800,000		North Central Texas HFDC, (Series 1999C), Weekly VRDNs (Northwest Senior Housing Corp.)/(Lasalle Bank, N.A. LOC)	6,800,000
1,270,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,270,000
27,500,000		Northside, TX Independent School District, (Series A), 1.63% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Dexia Credit Local LIQ), Mandatory Tender 8/1/2002	27,500,000
4,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/ (State Street Bank and Trust Co. LIQ), Optional Tender 12/20/2002	4,000,000
5,400,000	[2]	San Antonio, TX Electric & Gas, MERLOTs (Series 2002-A12), 1.75% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/27/2003	5,400,000
5,860,000		San Antonio, TX Electric & Gas, MERLOTS (Series 2001 A10), Weekly VRDNs (Wachovia Bank N.A. LIQ)	5,860,000
14,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	14,000,000
10,000,000		San Antonio, TX Independent School District, (PT-1184), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch & Co., Inc. LIQ)	10,000,000
3,185,000		TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996), Weekly VRDNs (Bank One, Texas N.A. LOC)	3,185,000
6,580,000		Tarrant County, TX Housing Finance Corp., (PT-480), Weekly VRDNs (Windcastle Apartments)/(Federal Home Loan Mortgage Corp. GTD)/(Merrill Lynch & Co., Inc. LIQ)	6,580,000
11,510,000		Tarrant County, TX Housing Finance Corp., (PT-482), Weekly VRDNs (Bear Creek Apartments)/(Federal Home Loan Mortgage Corp. GTD)/ (Merrill Lynch & Co., Inc. LIQ)	11,510,000
8,490,000		Tarrant County, TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,490,000
3,470,000	[2]	Texas State Department of Housing & Community Affairs, (PT-361), 1.95% TOBs (MBIA Insurance Corp. INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 5/8/2003	3,470,000
80,000,000		Texas State, (Series A), 3.75% TRANs, 8/29/2002	80,077,480
62,300,000		Waco, TX Education Finance Corp., (Series 2002A), Weekly VRDNs (Baylor University)/(XLCA Insurance Corp. INS)/(Dexia Credit Local LIQ)	62,300,000

		TOTAL	479,143,837

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Utah--1.0%
$5,000,000		Weber County, UT, (Series 2000A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	$5,000,000
19,000,000		Weber County, UT, (Series 2000B), Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	19,000,000
48,500,000		Weber County, UT, (Series 2000C), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Credit Local LIQ)	48,500,000

		TOTAL	72,500,000

		Vermont--0.0%
459,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995A), Weekly VRDNs (Key Bank, N.A. LOC)	459,000

		Virginia--2.7%
27,910,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	27,910,000
4,695,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank N.A. LOC)	4,695,000
2,695,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	2,695,000
5,955,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	5,955,000
3,125,000		Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC)	3,125,000
6,500,000		Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley School)/(SunTrust Bank LOC)	6,500,000
2,900,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Fleet National Bank LOC)	2,900,000
11,930,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank LOC)	11,930,000
3,500,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC)	3,500,000
4,000,000		Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC)	4,000,000
8,660,000		Lynchburg, VA IDA, (Series 2001), Weekly VRDNs (YMCA of Central VA)/(Wachovia Bank N.A. LOC)	8,660,000
2,600,000		Newport News, VA EDA, (Series 1998), Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	2,600,000
9,000,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	9,000,000
3,825,000		Newport News, VA Redevelopment & Housing Authority, River Park Towers, (Series 1999), Weekly VRDNs (TVO River Park Partners LP)/(Federal National Mortgage Association LOC)	3,825,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$10,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(Federal Home Loan Mortgage Corp. LOC)	$10,500,000
4,145,000		Richmond, VA Redevelopment & Housing Authority, (Series 1989), Weekly VRDNs (Belmont Apartment)/(Wachovia Bank N.A. LOC)	4,145,000
31,600,000		Roanoke, VA IDA, (Series 2002C), Daily VRDNs (Carilion Health System Obligated Group)	31,600,000
7,645,000		Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995C), Daily VRDNs (Carilion Health System Obligated Group)/(Wachovia Bank N.A. LIQ)	7,645,000
4,565,000		Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995D), Daily VRDNs (Carilion Health System Obligated Group)/(Wachovia Bank N.A. LIQ)	4,565,000
3,000,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC)	3,000,000
11,000,000		Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC)	11,000,000
8,000,000		Virginia College Building Authority, (Series 2002), Weekly VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)	8,000,000
8,000,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	8,000,000
1,220,000		Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	1,220,000
10,000,000		York County, VA IDA, (Series 1985), 1.55% CP (Virginia Electric & Power Co.), Mandatory Tender 10/11/2002	10,000,000

		TOTAL	196,970,000

		Washington--2.3%
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multi State Non-AMT)/ (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	5,000,000
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	4,000,000
11,957,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	11,957,000
10,335,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 1.95% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/15/2002	10,335,000
4,170,000		Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A122), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	4,170,000
16,230,000		Energy Northwest, WA, (PT-615), Weekly VRDNs (FSA, MBIA Insurance Corp. INS) and Bayerische Hypotheken-und Vereinsbank AG LIQs)	16,230,000
9,600,000		Energy Northwest, WA, (PT-1392), Weekly VRDNs (Ambac Financial Group, Inc. INS)/(Merrill Lynch & Co., Inc. LIQ)	9,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--continued
$10,000,000		King County, WA, MERLOTS (Series 2000 E), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	$10,000,000
2,200,000		Port of Seattle, WA, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank N.A., Pittsburgh LOC)	2,200,000
28,000,000		Port of Seattle, WA, (Series 1999 A), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	28,000,000
21,055,000		Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 56 A), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	21,055,000
18,135,000		Washington State Housing Finance Commission, (Series 2001), Weekly VRDNs (The Samuel and Jesse Kenney Presbyterian Home)/(Federal Home Loan Bank of Seattle LOC)	18,135,000
15,370,000		Washington State Public Power Supply System, MERLOTS (Series 2000 19 A), Weekly VRDNs (Energy Northwest, WA)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	15,370,000
4,260,000		Washington State Public Power Supply System, MERLOTS (Series 2001-A25), Weekly VRDNs (Energy Northwest, WA)/(Wachovia Bank N.A. LIQ)	4,260,000
2,070,000		Washington State, MERLOTs (Series 2002-A14), Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	2,070,000
3,765,000		Washington State, Piper Variable Certificates (Series 2002B), Weekly VRDNs (FSA INS)/(Bank of New York LIQ)	3,765,000

		TOTAL	166,147,000

		West Virginia--0.3%
6,530,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,530,000
14,500,000		Marshall County, WV, PCR (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000

		TOTAL	21,030,000

		Wisconsin--2.3%
13,600,000		Appleton, WI Area School District, 2.45% TRANs, 9/27/2002	13,606,246
4,715,000		Chilton, WI School District, 1.91% BANs, 12/23/2002	4,715,000
7,000,000		Chilton, WI School District, 2.10% BANs, 12/20/2002	7,000,000
4,685,000		Chippewa Falls WI, Unified School District, 2.45% TRANs, 9/30/2002	4,687,032
5,250,000		Elkhorn, WI Area School District, 2.15% BANs, 6/2/2003	5,259,612
4,500,000		Franklin, WI Public School District, 2.70% TRANs, 8/30/2002	4,500,697
3,700,000		Glendale River Hills School District, WI, 2.80% TRANs, 8/20/2002	3,700,376
5,000,000		Janesville, WI School District, 2.60% TRANs, 10/2/2002	5,003,325
21,400,000		Kenosha, WI United School District No. 1, (Series-B), 2.25% TRANs, 11/1/2002	21,419,005
2,325,000		Madison, WI, (Series A), 4.00% BANs, 8/1/2002	2,325,000
3,300,000		Maple Dale-Indian Hill School District, 3.25% TRANs, 8/20/2002	3,301,125
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$5,000,000		Milwaukee, WI Redevelopment Authority, (Series 2002), Weekly VRDNs (Cathedral Place Parking)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	$5,000,000
10,000,000		Milwaukee, WI, (Series A), 3.00% RANs, 3/20/2003	10,072,067
20,000,000		Milwaukee, WI, 2.70% RANs (Milwaukee, WI Public Schools), 8/29/2002	20,003,754
10,000,000		South Milwaukee, WI School District, 2.20% BANs, 3/10/2003	10,003,232
2,505,000		Watertown, WI, 2.30% BANs, 5/30/2003	2,508,518
6,000,000		Wisconsin School Districts, (Series B-2), 2.25% TRANs, 11/1/2002	6,004,140
1,915,000		Wisconsin State HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,915,000
15,000,000		Wisconsin State HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One, N.A. (Chicago) LOC)	15,000,000
21,590,000		Wisconsin State HEFA, MERLOTS (Series 1997B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	21,590,000

		TOTAL	167,614,129

		Wyoming--0.2%
1,360,000		Douglas, WY, 1.75% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 12/2/2002	1,360,000
11,100,000		Uinta County, WY, PCR Refunding Bonds (Series 1998), Daily VRDNs (BP Amoco Corp.)	11,100,000

		TOTAL	12,460,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$7,322,382,588

1 The Fund invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 - by Fitch Ratings are all considered rated in the highest short-term rating category. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At July 31, 2002, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100%	0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At July 31, 2002 these securities amounted to $263,441,259 which represents 3.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,341,660,296) at July 31, 2002.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranty
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2002

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$5,417,569,000	$--	$--
Investments in securities	5,786,674,994	4,074,170,951	1,307,929,252

Total investments in securities, at amortized cost and value	11,204,243,994	4,074,170,951	1,307,929,252
Cash	1,285,877	--	259,927
Income receivable	28,849,447	8,526,762	4,196,233
Receivable for shares sold	6,693,013	--	5,002

TOTAL ASSETS	11,241,072,331	4,082,697,713	1,312,390,414

Liabilities:
Payable for investments purchased	25,393,000	18,000,000	--
Payable for shares redeemed	5,355,273	970,009	--
Income distribution payable	8,188,909	4,415,035	92,382
Payable to bank	--	431,041	--
Accrued expenses	1,016,054	536,909	119,918

TOTAL LIABILITIES	39,953,236	24,352,994	212,300

TOTAL NET ASSETS	$11,201,119,095	$4,058,344,719	$1,312,178,114

Net Assets:
Institutional Shares	$7,380,640,264	$1,798,216,667	$856,839,004
Institutional Service Shares	3,820,478,831	2,260,128,052	258,515,306
Institutional Capital Shares	--	--	196,823,804

TOTAL NET ASSETS	$11,201,119,095	$4,058,344,719	$1,312,178,114

Shares Outstanding:
Institutional Shares	7,380,640,264	1,798,216,667	856,839,004
Institutional Service Shares	3,820,478,831	2,260,128,052	258,515,306
Institutional Capital Shares	--	--	196,823,804

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2002

	Prime Cash Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$713,406,000	$484,783,000	$--
Investments in securities	10,530,685,795	8,987,398,356	7,322,382,588

Total investments in securities, at amortized cost and value	11,244,091,795	9,472,181,356	7,322,382,588
Cash	5,450	--	6,851,582
Income receivable	27,160,569	24,300,434	15,959,225
Receivable for investments sold	--	--	7,007,106
Receivable for shares sold	3,339,283	3,383,547	309,260

TOTAL ASSETS	11,274,597,097	9,499,865,337	7,352,509,761

Liabilities:
Payable for investments purchased	56,000,000	50,000,000	3,000,000
Payable for shares redeemed	4,755,211	1,995,888	2,448,742
Income distribution payable	6,409,290	6,119,527	4,872,689
Payable to bank	--	56,234	--
Accrued expenses	798,054	459,070	528,034

TOTAL LIABILITIES	67,962,555	58,630,719	10,849,465

TOTAL NET ASSETS	$11,206,634,542	$9,441,234,618	$7,341,660,296

Net Assets Consist of:
Paid in capital	$11,206,634,542	$9,441,234,618	$7,341,613,049
Accumulated net realized loss on investments	--	--	(16,270)
Undistributed net investment income	--	--	63,517

TOTAL NET ASSETS	$11,206,634,542	$9,441,234,618	$7,341,660,296

Net Assets:
Institutional Shares	$8,219,465,302	$7,967,856,222	$5,265,275,055
Institutional Service Shares	2,092,235,245	966,996,122	2,076,385,241
Institutional Capital Shares	894,933,995	506,382,274	--

TOTAL NET ASSETS	$11,206,634,542	$9,441,234,618	$7,341,660,296

Shares Outstanding:
Institutional Shares	8,219,465,302	7,967,856,222	5,265,269,017
Institutional Service Shares	2,092,235,245	966,996,122	2,076,363,445
Institutional Capital Shares	894,933,995	506,382,274	--

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2002

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$267,946,679	$108,026,800	$20,166,190

Expenses:
Investment adviser fee	22,440,929	9,192,076	2,112,961
Administrative personnel and services fee	8,440,491	3,457,358	794,692
Custodian fees	510,968	213,263	47,956
Transfer and dividend disbursing agent fees and expenses	394,878	193,731	111,929
Directors'/Trustees' fees	73,300	31,273	5,504
Auditing fees	12,511	12,448	16,507
Legal fees	7,721	4,911	19,760
Portfolio accounting fees	751,196	351,686	165,281
Shareholder services fee--Institutional Shares	17,874,132	5,541,656	--
Shareholder services fee--Institutional Service Shares	10,177,029	5,948,439	762,606
Shareholder services fee--Institutional Capital Shares	--	--	407,349
Share registration costs	100,369	48,858	80,463
Printing and postage	33,938	19,674	25,364
Insurance premiums	10,663	5,091	460
Miscellaneous	44,278	24,413	3,025

TOTAL EXPENSES	60,872,403	25,044,877	4,553,857

Waivers:
Waiver of investment adviser fee	(9,618,384)	(3,987,205)	(1,386,317)
Waiver of transfer and dividend disbursing agent fees and expenses	(214,897)	(151,496)	(11,813)
Waiver of shareholder services fee--Institutional Shares	(17,874,132)	(5,541,656)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(244,409)

TOTAL WAIVERS	(27,707,413)	(9,680,357)	(1,642,539)

Net expenses	33,164,990	15,364,520	2,911,318

Net investment income	234,781,689	92,662,280	17,254,872

Net realized gain on investments	--	2,489,396	--

Change in net assets resulting from operations	$234,781,689	$95,151,676	$17,254,872

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2002

	Prime Cash Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund
Investment Income:
Interest	$281,066,748	$245,952,125	$108,330,037

Expenses:
Investment adviser fee	23,174,785	19,905,959	12,024,428
Administrative personnel and services fee	8,716,144	7,486,713	4,522,452
Custodian fees	614,553	506,172	240,532
Transfer and dividend disbursing agent fees and expenses	402,096	336,038	241,415
Directors'/Trustees' fees	75,331	61,297	30,650
Auditing fees	13,289	13,065	13,291
Legal fees	25,494	30,352	75,973
Portfolio accounting fees	787,816	685,036	440,498
Shareholder services fee--Institutional Shares	--	--	10,562,928
Shareholder services fee--Institutional Service Shares	4,875,250	2,680,157	4,467,607
Shareholder services fee--Institutional Capital Shares	1,941,577	1,400,408	--
Share registration costs	71,695	99,353	60,160
Printing and postage	28,251	30,048	17,412
Insurance premiums	9,721	8,369	5,604
Miscellaneous	31,247	19,657	19,303

TOTAL EXPENSES	40,767,249	33,262,624	32,722,253

Waivers:
Waiver of investment adviser fee	(12,229,104)	(11,627,424)	(5,203,224)
Waiver of transfer and dividend disbursing agent fees and expenses	(143,122)	(93,559)	(170,819)
Waiver of shareholder services fee--Institutional Shares	--	--	(10,562,928)
Waiver of shareholder services fee--Institutional Capital Shares	(1,164,946)	(840,245)	--

TOTAL WAIVERS	(13,537,172)	(12,561,228)	(15,936,971)

Net expenses	27,230,077	20,701,396	16,785,282

Net investment income	253,836,671	225,250,729	91,544,755

Net realized loss on investments	--	--	(11,653)

Change in net assets resulting from operations	$253,836,671	$225,250,729	$91,533,102

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Government Obligations Tax-Managed Fund
Year Ended July 31	2002	2001	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$234,781,689	$468,648,040	$92,662,280	$202,034,024
Net realized gain on investments	--	--	2,489,396	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	234,781,689	468,648,040	95,151,676	202,034,024

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(156,559,486)	(309,208,560)	(47,926,602)	(94,339,373)
Institutional Service Shares	(78,222,203)	(159,439,480)	(44,735,678)	(107,694,651)
Distributions from net realized gain on investments:
Institutional Shares	--	--	(1,253,684)	--
Institutional Service Shares	--	--	(1,235,712)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(234,781,689)	(468,648,040)	(95,151,676)	(202,034,024)

Share Transactions:
Proceeds from sale of shares	101,031,627,932	80,284,909,394	14,390,609,581	13,890,119,369
Net asset value of shares issued to shareholders in payment of distributions declared	103,627,969	184,284,941	18,651,304	44,614,672
Cost of shares redeemed	(100,046,041,219)	(77,431,582,742)	(14,766,981,751)	(12,758,013,673)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,089,214,682	3,037,611,593	(357,720,866)	1,176,720,368

Change in net assets	1,089,214,682	3,037,611,593	(357,720,866)	1,176,720,368

Net Assets:
Beginning of period	10,111,904,413	7,074,292,820	4,416,065,585	3,239,345,217

End of period	$11,201,119,095	$10,111,904,413	$4,058,344,719	$4,416,065,585

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Municipal Obligations Fund		Prime Cash Obligations Fund
Year Ended July 31	2002	2001	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,254,872	$26,875,919	$253,836,671	$322,774,440

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,886,226)	(14,568,506)	(199,359,334)	(231,689,088)
Institutional Service Shares	(4,705,485)	(8,966,719)	(38,418,091)	(73,820,557)
Institutional Capital Shares	(2,663,161)	(3,340,694)	(16,059,246)	(17,264,795)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,254,872)	(26,875,919)	(253,836,671)	(322,774,440)

Share Transactions:
Proceeds from sale of shares	7,909,856,468	7,161,776,030	153,967,375,128	83,066,761,683
Net asset value of shares issued to shareholders in payment of distributions declared	10,611,983	13,064,273	124,926,029	174,306,728
Cost of shares redeemed	(7,526,264,570)	(7,041,341,852)	(150,448,920,391)	(79,407,513,451)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	394,203,881	133,498,451	3,643,380,766	3,833,554,960

Change in net assets	394,203,881	133,498,451	3,643,380,766	3,833,554,960

Net Assets:
Beginning of period	917,974,233	784,475,782	7,563,253,776	3,729,698,816

End of period	$1,312,178,114	$917,974,233	$11,206,634,542	$7,563,253,776

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Tax-Free Obligations Fund
Year Ended July 31	2002	2001	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$225,250,729	$292,227,204	$91,544,755	$146,962,367
Net realized gain (loss) on investments	--	--	(11,653)	4,800

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$225,250,729	$292,227,204	$91,533,102	$146,967,167

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(189,697,784)	(223,651,212)	(67,139,963)	(105,977,653)
Institutional Service Shares	(22,703,257)	(46,137,694)	(24,411,683)	(40,984,714)
Institutional Capital Shares	(12,849,688)	(22,438,298)	--	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(225,250,729)	(292,227,204)	(91,551,646)	(146,962,367)

Share Transactions:
Proceeds from sale of shares	104,759,765,450	79,328,820,282	24,908,340,642	18,492,079,628
Net asset value of shares issued to shareholders in payment of distributions declared	114,747,990	180,568,667	16,908,031	20,205,702
Cost of shares redeemed	(102,256,701,530)	(75,683,214,196)	(22,355,684,693)	(17,296,127,193)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,617,811,910	3,826,174,753	2,569,563,980	1,216,158,137

Change in net assets	2,617,811,910	3,826,174,753	2,569,545,436	1,216,162,937

Net Assets:
Beginning of period	6,823,422,708	2,997,247,955	4,772,114,860	3,555,951,923

End of period	$9,441,234,618	$6,823,422,708	$7,341,660,296	$4,772,114,860

Undistributed net investment income	--	--	$63,517	$70,408

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2001	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--

Government Obligations Tax-Managed Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	--		0.06	(0.06)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2002	$1.00	0.02	0.00	[4]	0.02	(0.02)	(0.00)	[4]

Municipal Obligations Fund
January 31, 1998	$1.00	0.04	--		0.04	(0.04)	--
January 31, 1998	$1.00	0.03	--		0.03	(0.03)	--
July 31, 1999[5]	$1.00	0.02	--		0.02	(0.02)	--
July 31, 2000[3]	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2001	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 Amount is less than $0.01.

5 The Fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.05)	$1.00	5.59%		0.20%		5.45%		0.35%		$3,707,106
(0.05)	$1.00	5.04%		0.20%		4.92%		0.34%		$4,498,581
(0.06)	$1.00	5.80%		0.20%		5.64%		0.34%		$4,431,985
(0.06)	$1.00	5.64%		0.20%		5.39%		0.34%		$6,667,868
(0.02)	$1.00	2.23%		0.20%		2.19%		0.34%		$7,380,640

(0.05)	$1.00	5.49%		0.20%		5.35%		0.37%		$953,268
(0.05)	$1.00	5.00%		0.20%		4.88%		0.35%		$1,066,412
(0.06)	$1.00	5.77%		0.20%		5.65%		0.35%		$1,298,674
(0.05)	$1.00	5.61%		0.20%		5.36%		0.34%		$2,280,317
(0.02)	$1.00	2.22%		0.20%		2.16%		0.34%		$1,798,217

(0.04)	$1.00	3.68%		0.18%		3.57%		0.23%		$217,838
(0.03)	$1.00	3.53%		0.18%		3.41%		0.41%		$303,899
(0.02)	$1.00	1.59%		0.18%	[6]	3.17%	[6]	0.18%	[6]	$354,034
(0.04)	$1.00	3.92%		0.18%		3.78%		0.15%		$445,659
(0.04)	$1.00	3.88%		0.18%		3.80%		0.14%		$391,269
(0.02)	$1.00	1.79%		0.18%		1.68%		0.13%		$856,839

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations
Prime Cash Obligations Fund
January 31, 1998	$1.00	0.06	--		0.06
January 31, 1999	$1.00	0.05	--		0.05
July 31, 1999[3]	$1.00	0.02	--		0.02
July 31, 2000[5]	$1.00	0.06	--		0.06
July 31, 2001	$1.00	0.06	--		0.06
July 31, 2002	$1.00	0.02	--		0.02

Prime Value Obligations Fund

January 31, 1998	$1.00	0.06	--		0.06
January 31, 1999	$1.00	0.05	--		0.05
July 31, 1999[3]	$1.00	0.02	--		0.02
July 31, 2000[5]	$1.00	0.06	--		0.06
July 31, 2001	$1.00	0.06	--		0.06
July 31, 2002	$1.00	0.02	--		0.02

Tax-Free Obligations Fund

July 31, 1998	$1.00	0.03	0.00	[6]	0.03
July 31, 1999	$1.00	0.03	(0.00)	[6]	0.03
July 31, 2000[5]	$1.00	0.04	0.00	[6]	0.04
July 31, 2001	$1.00	0.04	0.00	[6]	0.04
July 31, 2002	$1.00	0.02	(0.00)	[6]	0.02

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Funds changed their fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 Amount is less than $0.01.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.06)	$1.00	5.61%		0.18%		5.44%		0.12%		$1,100,620
(0.05)	$1.00	5.50%		0.18%		5.29%		0.37%		$1,825,266
(0.02)	$1.00	2.42%		0.18%	[4]	4.81%	[4]	0.13%	[4]	$1,929,887
(0.06)	$1.00	5.91%		0.18%		5.77%		0.12%		$2,471,383
(0.06)	$1.00	5.76%		0.18%		5.30%		0.12%		$5,671,182
(0.02)	$1.00	2.34%		0.18%		2.25%		0.11%		$8,219,465

(0.06)	$1.00	5.68%		0.14%		5.59%		0.18%		$865,742
(0.05)	$1.00	5.53%		0.16%		5.37%		0.40%		$1,474,123
(0.02)	$1.00	2.44%		0.16%	[4]	4.87%	[4]	0.15%	[4]	$1,147,717
(0.06)	$1.00	5.92%		0.16%		5.91%		0.15%		$2,051,666
(0.06)	$1.00	5.81%		0.16%		5.34%		0.14%		$5,395,732
(0.02)	$1.00	2.39%		0.17%		2.28%		0.12%		$7,967,856

(0.03)	$1.00	3.50%		0.20%		3.45%		0.35%		$2,279,770
(0.03)	$1.00	3.14%		0.20%		3.08%		0.35%		$2,461,697
(0.04)	$1.00	3.69%		0.20%		3.61%		0.35%		$2,464,779
(0.04)	$1.00	3.66%		0.20%		3.56%		0.34%		$3,286,888
(0.02)	$1.00	1.65%		0.20%		1.59%		0.34%		$5,265,275

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--

Government Obligations Tax-Managed Fund
July 31, 1998	$1.00	0.05	--		0.05	(0.05)	--
July 31, 1999	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2001	$1.00	0.05	--		0.05	(0.05)	--
July 31, 2002	$1.00	0.02	0.00	[4]	0.02	(0.02)	(0.00)	[4]

Municipal Obligations Fund
January 31, 1998	$1.00	0.03	--		0.03	(0.03)	--
January 31, 1998	$1.00	0.03	--		0.03	(0.03)	--
July 31, 1999[5]	$1.00	0.01	--		0.01	(0.01)	--
July 31, 2000[3]	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2001	$1.00	0.04	--		0.04	(0.04)	--
July 31, 2002	$1.00	0.02	--		0.02	(0.02)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 Amount is less than $0.01.

5 The Fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.05)	$1.00	5.33%		0.45%		5.23%		0.10%		$1,672,417
(0.05)	$1.00	4.78%		0.45%		4.67%		0.09%		$2,087,254
(0.05)	$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307
(0.05)	$1.00	5.38%		0.45%		5.20%		0.09%		$3,444,036
(0.02)	$1.00	1.97%		0.45%		1.92%		0.09%		$3,820,479

(0.05)	$1.00	5.23%		0.45%		5.11%		0.12%		$830,652
(0.05)	$1.00	4.74%		0.45%		4.63%		0.10%		$1,329,556
(0.05)	$1.00	5.50%		0.45%		5.42%		0.10%		$1,940,671
(0.05)	$1.00	5.35%		0.45%		5.19%		0.09%		$2,135,748
(0.02)	$1.00	1.97%		0.45%		1.88%		0.09%		$2,260,128

(0.03)	$1.00	3.43%		0.43%		3.48%		0.23%		$41,216
(0.03)	$1.00	3.27%		0.43%		3.22%		0.16%		$67,832
(0.01)	$1.00	1.47%		0.43%	[6]	2.98%	[6]	0.18%	[6]	$106,684
(0.04)	$1.00	3.66%		0.43%		3.75%		0.15%		$266,103
(0.04)	$1.00	3.62%		0.43%		3.53%		0.14%		$369,670
(0.02)	$1.00	1.53%		0.43%		1.54%		0.13%		$258,515

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1998	$1.00	0.05	--		0.05	(0.05)
January 31, 1999	$1.00	0.05	--		0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	--		0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	--		0.06	(0.06)
July 31, 2001	$1.00	0.05	--		0.05	(0.05)
July 31, 2002	$1.00	0.02	--		0.02	(0.02)

Prime Value Obligations Fund

January 31, 1998	$1.00	0.05	--		0.05	(0.05)
January 31, 1999	$1.00	0.05	--		0.05	(0.05)
July 31, 1999[3]	$1.00	0.02	--		0.02	(0.02)
July 31, 2000[5]	$1.00	0.06	--		0.06	(0.06)
July 31, 2001	$1.00	0.05	--		0.05	(0.05)
July 31, 2002	$1.00	0.02	--		0.02	(0.02)

Tax-Free Obligations Fund

July 31, 1998	$1.00	0.03	0.00	[6]	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.00)	[6]	0.03	(0.03)
July 31, 2000[5]	$1.00	0.03	0.00	[6]	0.03	(0.03)
July 31, 2001	$1.00	0.03	0.00	[6]	0.03	(0.03)
July 31, 2002	$1.00	0.01	(0.00)	[6]	0.01	(0.01)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 The Fund changed its fiscal year-end from January 31 to July 31.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2000, the Funds were audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

6 Amount is less than $0.01.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

$1.00	5.34%		0.43%		5.29%		0.12%		$668,665
$1.00	5.23%		0.43%		5.09%		0.12%		$894,851
$1.00	2.29%		0.43%	[4]	4.63%	[4]	0.13%	[4]	$957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	5.50%		0.43%		5.28%		0.12%		$1,375,740
$1.00	2.08%		0.43%		1.97%		0.11%		$2,092,235

$1.00	5.41%		0.39%		5.32%		0.17%		$325,390
$1.00	5.27%		0.41%		5.13%		0.15%		$495,172
$1.00	2.31%		0.41%	[4]	4.64%	[4]	0.15%	[4]	$707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$708,801
$1.00	5.54%		0.41%		5.31%		0.14%		$982,153
$1.00	2.13%		0.42%		2.12%		0.12%		$966,996

$1.00	3.25%		0.45%		3.20%		0.10%		$940,516
$1.00	2.89%		0.45%		2.83%		0.10%		$1,055,650
$1.00	3.43%		0.45%		3.39%		0.10%		$1,091,173
$1.00	3.40%		0.45%		3.31%		0.09%		$1,485,227
$1.00	1.40%		0.45%		1.37%		0.09%		$2,076,385

Notes to Financial Statements

July 31, 2002

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At July 31, 2002, the Tax-Free Obligations Fund had a capital loss carryforward for federal tax purposes of $16,270, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Date	Expiration Amount
2007	$ 797

2009	$ 3,820

2010	$11,653

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held by Prime Cash Obligations Fund at July 31, 2002 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$55,000,000

Additional information on each restricted security held by Prime Value Obligations Fund at July 31, 2002 is as follows:

Security	Fund Acquisition Date	Acquisition Cost
MONET Trust, (Series 2000-1)	9/27/2000 - 6/28/2002	$45,000,000

URI Trust (Series 2000-1)	12/18/2000	15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Government Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	76,364,753,763	58,956,666,794
Shares issued to shareholders in payment of distributions declared	56,335,343	107,810,207
Shares redeemed	(75,708,316,994)	(56,828,594,209)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	712,772,112	2,235,882,792

Institutional Service Shares:
Shares sold	24,666,874,169	21,328,242,600
Shares issued to shareholders in payment of distributions declared	47,292,626	76,474,734
Shares redeemed	(24,337,724,225)	(20,602,988,533)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	376,442,570	801,728,801

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,089,214,682	3,037,611,593

	Government Obligations Tax-Managed Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	7,330,050,499	6,116,492,609
Shares issued to shareholders in payment of distributions declared	6,989,801	8,806,868
Shares redeemed	(7,819,140,951)	(5,143,656,182)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(482,100,651)	981,643,295

Institutional Service Shares:
Shares sold	7,060,559,082	7,773,626,760
Shares issued to shareholders in payment of distributions declared	11,661,503	35,807,804
Shares redeemed	(6,947,840,800)	(7,614,357,491)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	124,379,785	195,077,073

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(357,720,866)	1,176,720,368

	Municipal Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	4,938,827,777	5,155,143,529
Shares issued to shareholders in payment of distributions declared	5,177,243	4,289,607
Shares redeemed	(4,478,435,349)	(5,213,822,554)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	465,569,671	(54,389,418)

Institutional Service Shares:
Shares sold	1,679,444,934	1,162,413,388
Shares issued to shareholders in payment of distributions declared	3,219,887	6,558,658
Shares redeemed	(1,793,819,644)	(1,065,404,854)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(111,154,823)	103,567,192

Institutional Capital Shares:
Shares sold	1,291,583,757	844,219,113
Shares issued to shareholders in payment of distributions declared	2,214,853	2,216,008
Shares redeemed	(1,254,009,577)	(762,114,444)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	39,789,033	84,320,677

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	394,203,881	133,498,451

	Prime Cash Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	132,307,454,503	71,631,965,613
Shares issued to shareholders in payment of distributions declared	98,262,791	144,823,902
Shares redeemed	(129,857,433,589)	(68,576,990,934)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,548,283,705	3,199,798,581

Institutional Service Shares:
Shares sold	12,920,570,119	7,915,859,892
Shares issued to shareholders in payment of distributions declared	14,613,262	19,449,311
Shares redeemed	(12,218,687,776)	(7,654,603,549)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	716,495,605	280,705,654

Institutional Capital Shares:
Shares sold	8,739,350,506	3,518,936,178
Shares issued to shareholders in payment of distributions declared	12,049,976	10,033,515
Shares redeemed	(8,372,799,026)	(3,175,918,968)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	378,601,456	353,050,725

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,643,380,766	3,833,554,960

	Prime Value Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	82,300,608,192	61,598,338,056
Shares issued to shareholders in payment of distributions declared	90,635,173	134,992,739
Shares redeemed	(79,819,118,991)	(58,389,265,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,572,124,374	3,344,065,373

Institutional Service Shares:
Shares sold	16,109,745,774	12,517,318,401
Shares issued to shareholders in payment of distributions declared	15,633,213	31,319,136
Shares redeemed	(16,140,535,466)	(12,275,286,286)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(15,156,479)	273,351,251

Institutional Capital Shares:
Shares sold	6,349,411,484	5,213,163,825
Shares issued to shareholders in payment of distribution declared	8,479,604	14,256,792
Shares redeemed	(6,297,047,073)	(5,018,662,488)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	60,844,015	208,758,129

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,617,811,910	3,826,174,753

	Tax-Free Obligations Fund
Year Ended July 31	2002	2001
Institutional Shares:
Shares sold	19,017,611,664	13,493,270,343
Shares issued to shareholders in payment of distributions declared	12,458,763	12,669,504
Shares redeemed	(17,051,670,393)	(12,683,835,071)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,978,400,034	822,104,776

Institutional Service Shares:
Shares sold	5,890,728,978	4,998,809,285
Shares issued to shareholders in payment of distributions declared	4,449,268	7,536,198
Shares redeemed	(5,304,014,300)	(4,612,292,122)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	591,163,946	394,053,361

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,569,563,980	1,216,158,137

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2002, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the year ended July 31, 2002, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$2,479,230,000	$2,714,927,000

Tax-Free Obligations Fund	$7,051,049,000	$6,181,733,000

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GOVERNMENT OBLIGATIONS FUND, GOVERNMENT OBLIGATIONS TAX-MANAGED FUND, MUNICIPAL OBLIGATIONS FUND, PRIME CASH OBLIGATIONS FUND, PRIME VALUE OBLIGATIONS FUND AND TAX-FREE OBLIGATIONS FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Government Obligations Tax-Managed Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Value Obligations Fund and Tax-Free Obligations Fund (the "Funds") (portfolios of Money Market Obligations Trust) as of July 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2002 and 2001, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2002, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 10, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Funds. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--one portfolio; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Funds' Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIMAN AND TRUSTEE Began serving: October, 1988	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April, 1989

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October, 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November, 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August, 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October, 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January, 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August, 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January, 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February, 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October, 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January, 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).
..
Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT

Deborah A. Cunningham is Vice President of the Trust. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 60934N104 Cusip 60934N625
Cusip 60934N807 Cusip 60934N617
Cusip 60934N856 Cusip 60934N583
Cusip 60934N849 Cusip 60934N575
Cusip 60934N658 Cusip 60934N401
Cusip 60934N641 Cusip 60934N880

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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